UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10267
(Investment Company Act File Number)
ASSETMARK FUNDS
(Exact name of Registrant as specified in charter)
2300 CONTRA COSTA BOULEVARD, SUITE 425, PLEASANT HILL, CA 94523-3967
(Address of Principal Executive Offices)
(800) 664-5345
(Registrant’s Telephone Number)
CARRIE HANSEN
ASSETMARK INVESTMENT SERVICES, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 425
PLEASANT HILL, CA 94523-3967
(Name and Address of Agent for Service)
COPIES TO:
Date of fiscal year end: June 30
Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
June 30, 2005
ASSETMARK LARGE CAP GROWTH FUND
ASSETMARK LARGE CAP VALUE FUND
ASSETMARK SMALL/MID CAP GROWTH FUND
ASSETMARK SMALL/MID CAP VALUE FUND
ASSETMARK INTERNATIONAL EQUITY FUND
ASSETMARK REAL ESTATE SECURITIES FUND
ASSETMARK TAX-EXEMPT FIXED INCOME FUND
ASSETMARK CORE PLUS FIXED INCOME FUND

Dear Shareholder:                                                                                                                                                            August 2005
     Following two consecutive years of positive U.S. stock market returns, so far 2005 has been a year of waiting for the market to establish a clear direction. While the U.S. economy continues to grow at a reasonable rate of 3.5%, it has slowed down from the 4% rate we experienced in 2004. This has caused the equity markets to take pause and catch their breath so far in 2005. While higher oil prices and the threat of terrorism continue to be on investors’ minds, we saw investors in the second quarter of 2005 return to U.S. equities, which may foretell a positive trend for the balance of the year.
     During the first half of 2005, we changed our lineup of investment managers in the AssetMark Funds with the termination and addition of one Sub-Advisor for our Small/Mid Cap Growth Fund. Transamerica Investment Management was replaced as a Sub-Advisor to the Fund due to the departure of several members of the portfolio management team. After an extensive search of the Small/Mid Cap Growth universe, with the assistance of Wilshire Associates, Copper Rock Capital Partners was chosen for this mandate. Copper Rock Capital Partners took over the portfolio on June 1, 2005.
     In consultation with Wilshire Associates, an institutional investment research and consulting firm, AssetMark Investment Services Inc., strives to identify and engage highly skilled investment managers as Sub-Advisors for each Fund. When appropriate, AssetMark seeks to combine the skills of multiple managers with complementary investment strategies to attempt to reduce volatility and achieve more consistent investment results. As an important element of this ongoing process, AssetMark leverages Wilshire’s experienced investment staff, due diligence, and proprietary research capabilities.
     The AssetMark Funds have generally performed in accordance with their sectors and style-orientation over the past year, as presented below:
     The AssetMark Large Cap Growth Fund rose 0.44% for the 12 months ended June 30, 2005, underperforming the Russell 1000 Growth Index1, a widely accepted unmanaged benchmark for large cap growth portfolios, which rose 1.68%. This underperformance was due to TCW Investment Management returning -2.89% for the 12 month period. Atlanta Capital’s allocated portion of the Fund rose 4.17% for the 12 month period. This difference in performance was highlighted by a slight overweight in the portfolio towards TCW Investment Management for the year. The Fund continues to outperform the Russell 1000 Growth Index since the inception of the Fund on June 29, 2001.
     The AssetMark Large Cap Value Fund returned 5.69% for the 12 months ended June 30, 2005 underperforming the Russell 1000 Value Index, a widely accepted unmanaged benchmark for large cap value portfolios, which rose 14.06%. Davis Advisors had the best performance of the two managers in the Fund returning 8.81% for the 12 month period, while Brandes Investment Partners returned 2.69% for the period. Both firms are long-term investors looking to outperform the market over a 10 year period, thus their performance over a shorter time period may lag the benchmark.

1	Source: All benchmark return data provided by U.S. Bancorp Fund Services, LLC. One can not invest directly in an index, nor is an index representative of any Fund’s portfolio. The indexes provided are widely accepted benchmarks for the associated portfolios. The performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may not be worth more or less than their original cost.

     The AssetMark Small/Mid Cap Growth Fund rose 0.74% for the 12 months ended June 30, 2005, underperforming the Russell 2500 Growth Index, a widely accepted unmanaged benchmark for small/mid cap growth portfolios, which rose 7.47%. This underperformance was due to TCW Investment Management’s -4.69% returns for the 12 month period. This was offset by the 7.10% return attributable to the combined management of Transamerica Investment Management and Copper Rock Capital Partners. This difference in performance was highlighted by a slight overweight in the portfolio towards TCW Investment Management for the year. The Transamerica/Copper Rock portion of the portfolio continues to outperform the Russell 2500 Growth Index since the inception of the Fund.
     The AssetMark Small/Mid Cap Value Fund rose 10.56% for the 12 months ended June 30, 2005 underperforming the Russell 2500 Value Index, a widely accepted unmanaged benchmark for small/mid cap value portfolios, which rose 17.44%. Both Ariel Capital Management and Cramer Rosenthal McGlynn LLC turned in similar performance of 10.71% and 10.42%, respectively. One of the difficulties with benchmarking this asset class is the fact that the Russell 2500 Value Index includes an exposure of 12% to REIT stocks, which are not considered by either of our Sub-Advisors as appropriate Small/Mid Cap Value companies for their portfolios. This is exacerbated in times when REIT’s experience very high returns as they have over the past 12 months. During these periods, our shareholders in the AssetMark Funds benefit from REIT exposure through the specialized management of our two Sub-Advisors in the AssetMark Real Estate Securities Fund.
     The AssetMark International Equity Fund returned 14.37% for the 12 months ended June 30, 2005 outperforming the MSCI EAFE Index of developed country non-U.S. Stocks which returned 14.13%. This unmanaged benchmark is a widely accepted benchmark for international equity portfolios. Clay Finlay returned 17.41% for the period, while Oppenheimer Capital returned 11.31% for the period.
     The AssetMark Real Estate Securities Fund, sub-advised by Adelante Capital Management and AEW Capital Management returned 33.22% for the 12 month period ended June 30, 2005, underperforming the Dow Jones Wilshire REIT Index which gained 34.22% for the period. Adelente returned 31.63% for the period. AEW Capital Management was added to the Fund September 1, 2004 and thus has not completed a full year of performance. Since the inception of the Fund on June 29, 2001, REIT’s have been the best performing of all of the asset classes represented in the AssetMark Funds. The Real Estate Securities Fund has returned 18.75% per year since inception, slightly underperforming the Dow Jones Wilshire REIT Index over that time period.
     The AssetMark Tax-Exempt Fund, sub-advised by Weiss, Peck & Greer, returned 4.29% for the 12 month period ended June 30, 2005 underperforming the Lehman Brothers Municipal 3-10 Year Bond Index which returned 5.40%. This unmanaged benchmark is a widely accepted benchmark for intermediate duration tax-exempt portfolios. Since inception, the Fund has slightly underperformed the benchmark.
     The AssetMark Core Plus Fixed Income Fund returned 6.47% for the 12 months ended June 30, 2005 performing in line with the Lehman Brothers Aggregate Bond Index, which returned 6.80%. The Lehman Brothers Aggregate Bond Index is a widely accepted unmanaged benchmark for core U.S. fixed income portfolios. The international and high yield portions of the portfolio had a positive contribution to the Fund’s returns during the performance period
     We continue to be pleased with the overall performance of the AssetMark Funds. While some of our Funds underperformed their benchmarks for the year, we analyze and evaluate performance over longer time periods, and continue to believe in the Sub-Advisors’ and the Funds’ ability to outperform their benchmarks over the long term. Looking forward to the balance of 2005, we are confident that each Fund will remain well positioned to deliver strong value to our shareholders.
Sincerely,
Ronald D. Cordes,
President
AssetMark Funds

AssetMark Funds

EXPENSE EXAMPLE
June 30, 2005 (Unaudited)

As a shareholder of the AssetMark Funds (“the Funds”), you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests, in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charge (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
AssetMark Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$960.30	$6.56

Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AssetMark Funds

EXPENSE EXAMPLE (Continued)
June 30, 2005 (Unaudited)
AssetMark Large Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$988.60	$6.36

Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
AssetMark Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$963.70	$6.96

Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.15

*	Expenses are equal to the Fund’s annualized expense ratio of 1.43%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
AssetMark Small/Mid Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$1,005.80	$7.91

Hypothetical (5% return before expenses)	1,000.00	1,016.91	7.95

*	Expenses are equal to the Fund’s annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
AssetMark International Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$979.20	$6.38

Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AssetMark Funds

EXPENSE EXAMPLE (Continued)
June 30, 2005 (Unaudited)
AssetMark Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$1,064.60	$7.63

Hypothetical (5% return before expenses)	1,000.00	1,017.41	7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
AssetMark Tax-Exempt Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$1,011.00	$6.43

Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
AssetMark Core Plus Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	January 1, 2005	June 30, 2005	January 1, 2005 — June 30, 2005
Actual	$1,000.00	$1,023.90	$5.82

Hypothetical (5% return before expenses)	1,000.00	1,019.04	5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AssetMark Funds

ALLOCATION OF PORTFOLIO HOLDINGS
June 30, 2005
AssetMark Large Cap Growth Fund
Components of Portfolio Holdings

Consumer Discretionary	$111,837,783
Consumer Staples	40,008,970
Energy	17,642,148
Financials	81,984,530
Health Care	81,335,288
Industrials	42,597,878
Information Technology	169,712,929
Materials	11,875,484
Short Term Investments	12,707,596

Total	$569,702,606	(1)

(1)	Total excludes $226,343,115 of Securities Lending Collateral
AssetMark Large Cap Value Fund
Components of Portfolio Holdings

Consumer Discretionary	$69,328,593
Consumer Staples	76,280,519
Energy	38,187,520
Financials	166,656,573
Health Care	61,040,053
Industrials	21,275,110
Information Technology	74,505,205
Materials	10,417,049
Telecommunication Services	33,128,886
Short Term Investments	18,814,996

Total	$569,634,504	(1)

(1)	Total excludes $216,175,516 of Securities Lending Collateral

AssetMark Funds

ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
June 30, 2005
AssetMark Small/Mid Cap Growth Fund
Components of Portfolio Holdings

Consumer Discretionary	$28,847,634
Consumer Staples	1,591,488
Energy	8,396,279
Financials	6,606,340
Health Care	32,040,944
Industrials	15,735,262
Information Technology	50,219,536
Short Term Investments	3,533,235

Total	$146,970,718	(1)

(1)	Total excludes $53,298,687 of Securities Lending Collateral
AssetMark Small/Mid Cap Value Fund
Components of Portfolio Holdings

Consumer Discretionary	$28,017,685
Consumer Staples	4,224,984
Energy	948,330
Finance, Insurance, and Real Estate	1,346,871
Financials	29,624,217
Health Care	13,553,675
Industrials	25,628,656
Information Technology	10,885,561
Materials	5,761,980
Utilities	4,117,637
Short Term Investments	7,205,320

Total	$131,314,916	(1)

(1)	Total excludes $44,011,005 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
June 30, 2005
AssetMark International Equity Fund
Components of Portfolio Holdings

Asia	$117,207,229
Australia	12,417,018
Europe	236,669,462
North America	24,629,143
South America	4,395,007
Short Term Investments	22,580,947

Total	$417,898,806	(1)

(1)	Total excludes $125,283,505 of Securities Lending Collateral
AssetMark Real Estate Securities Fund
Components of Portfolio Holdings

Apartments	$14,296,128
Diversified	8,636,353
Health Care	154,440
Hotels & Motels	3,041,715
Manufacturing Homes	92,975
Office Property	16,110,999
Regional Malls	11,958,814
Real Estate Operations/Development	763,200
Shopping Centers	9,676,804
Storage	1,580,810
Warehouse/Industrial	6,484,656
Short Term Investments	2,324,699

Total	$75,121,593	(1)

(1)	Total excludes $28,399,192 of Securities Lending Collateral

AssetMark Funds
ALLOCATION OF PORTFOLIO HOLDINGS (Continued)
June 30, 2005
AssetMark Tax-Exempt Fixed Income Fund
Components of Portfolio Holdings

General Obligation Bonds	$59,933,081
Revenue Bonds	89,162,191
Certificate Participation	1,152,565
Short Term Investments	4,703,000

Total	$154,950,837

AssetMark Core Plus Fixed Income Fund
Components of Portfolio Holdings

Corporate Bonds	$76,935,488
Asset Backed Securities	21,027,854
Collateralized Mortgage Obligations	34,476,894
Mortgage Backed Securities	52,698,323
Supranational Obligations	1,118,026
Convertible Preferred Stocks	360,064
Preferred Stocks	4,371,483
U.S. Treasury Obligations	99,232,002
U.S. Government Agency Issues	136,528,910
Foreign Government Agency Issues	7,210,261
Foreign Government Notes/Bonds	28,836,075
Call Options Purchased	1,491
Certificate of Deposit	2,399,462
Short Term Investments	113,483,903

Total	$578,680,236	(1)

(1)	Total excludes $159,282,257 of Securities Lending Collateral

(2)	Percentage is less than 1/2 of 1 percent.

AssetMark Large Cap Growth Fund

PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
RUSSELL 1000 GROWTH INDEX — An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

LIPPER LARGE-CAP GROWTH FUNDS INDEX — An unmanaged index which measures the composite performance of the 30 largest “large-cap growth” mutual funds, as categorized by Lipper Inc.
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Large Cap Growth Fund	0.44%	8.11%	-2.06%
Russell 1000 Growth Index	1.68%	7.26%	-2.41%
Lipper Large-Cap Growth Funds Index	3.82%	5.68%	-2.98%

AssetMark Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS - 97.64%
	Biotechnology - 6.37%
241,550	Amgen, Inc. (a)(b)	$14,604,113
270,500	Genentech, Inc. (a)(b)	21,715,740

		36,319,853

	Capital Markets - 4.13%
102,500	AG Edwards, Inc. (b)	4,627,875
154,000	The Bank of New York Co., Inc. (b)	4,432,120
59,400	Franklin Resources, Inc. (b)	4,572,612
116,100	Merrill Lynch & Co, Inc.	6,386,661
94,600	SEI Investments Co.	3,533,310

		23,552,578

	Chemicals - 2.08%
92,400	Air Products & Chemicals, Inc. (b)	5,571,720
87,400	Ecolab, Inc. (b)	2,828,264
75,000	Rohm & Haas Co. (b)	3,475,500

		11,875,484

	Commercial Banks - 1.16%
218,720	Commerce Bancorp Inc. (b)	6,629,403

	Commercial Services & Supplies - 2.30%
167,500	Apollo Group, Inc. (a)(b)	13,101,850

	Communications Equipment - 4.36%
692,600	Cisco Systems, Inc. (a)	13,235,586
352,300	QUALCOMM, Inc. (b)	11,629,423

		24,865,009

	Computers & Peripherals - 6.42%
399,350	Dell, Inc. (a)	15,778,319
64,100	Lexmark International, Inc. (a)(b)	4,155,603
591,200	Network Appliance, Inc. (a)(b)	16,713,224

		36,647,146

	Consumer Finance - 1.36%
146,100	American Express Co.	7,776,903

	Diversified Financial Services - 1.04%
127,800	Citigroup, Inc.	5,908,194

	Electrical Equipment - 0.98%
89,500	Emerson Electric Co.	5,605,385

	Electronic Equipment & Instruments - 1.50%
79,200	CDW Corp. (b)	4,521,528
154,100	Molex, Inc. (b)	4,012,764

		8,534,292

	Energy Equipment & Services - 0.66%
79,200	National-Oilwell, Inc. (a)	3,765,168

	Food & Staples Retailing - 4.59%
121,200	Costco Wholesale Corp. (b)	5,432,184
118,600	Sysco Corp. (b)	4,292,134
254,000	Walgreen Co. (b)	11,681,460
98,800	Wal-Mart Stores, Inc.	4,762,160

		26,167,938

	Food Products - 0.74%
90,400	General Mills, Inc. (b)	4,229,816

	Health Care Equipment & Supplies - 2.62%
112,200	Biomet, Inc. (b)	3,886,608
140,000	Medtronic, Inc.	7,250,600
101,900	Varian Medical Systems, Inc. (a)(b)	3,803,927

		14,941,135

	Health Care Providers & Services - 2.04%
77,600	Express Scripts, Inc. (a)(b)	3,878,448
152,200	Health Management Associates, Inc. (b)	3,984,596
73,000	UnitedHealth Group, Inc. (b)	3,806,220

		11,669,264

	Hotels Restaurants & Leisure - 2.20%
85,200	Carnival Corp. (b)	4,647,660
153,250	Starbucks Corp. (a)	7,916,895

		12,564,555

	Household Products - 1.68%
115,100	Colgate-Palmolive Co.	5,744,641
73,300	Procter & Gamble Co. (b)	3,866,575

		9,611,216

	Industrial Conglomerates - 3.67%
85,000	3M Co. (b)	6,145,500
426,250	General Electric Co.	14,769,563

		20,915,063

	Insurance - 6.68%
169,200	Aflac, Inc. (b)	7,322,976
59,700	American International Group, Inc.	3,468,570
276,550	The Progressive Corp. (b)	27,325,905

		38,117,451

	Internet & Catalog Retail - 6.47%
513,300	Amazon.Com, Inc. (a)(b)	16,979,964
604,300	eBay, Inc. (a)(b)	19,947,943

		36,927,907

See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Internet Software & Services - 5.64%
38,600	Google, Inc. (a)(b)	$11,354,190
600,300	Yahoo!, Inc. (a)(b)	20,800,395

		32,154,585

	IT Services - 1.44%
83,117	First Data Corp	3,336,316
113,100	Fiserv, Inc. (a)(b)	4,857,645

		8,193,961

	Machinery - 2.82%
41,700	Caterpillar, Inc.	3,974,427
149,800	Dover Corp. (b)	5,449,724
83,500	Illinois Tool Works, Inc. (b)	6,653,280

		16,077,431

	Media - 4.66%
67,000	Omnicom Group (b)	5,350,620
214,600	Pixar (a)(b)	10,740,730
311,805	XM Satellite Radio Holdings, Inc. - Class A (a)(b)	10,495,356

		26,586,706

	Multiline Retail - 1.19%
121,300	Kohl’s Corp. (a)(b)	6,781,883

	Oil & Gas - 2.43%
77,970	Apache Corp. (b)	5,036,862
72,300	Exxon Mobil Corp.	4,155,081
60,900	Occidental Petroleum Corp. (b)	4,685,037

		13,876,980

	Pharmaceuticals - 3.23%
18,800	Eli Lilly & Co.	1,047,348
79,500	Johnson & Johnson	5,167,500
291,200	Pfizer, Inc.	8,031,296
218,200	Schering-Plough Corp. (b)	4,158,892

		18,405,036

	Semiconductor & Semiconductor Equipment - 5.88%
311,400	Intel Corp.	8,115,084
380,400	Maxim Integrated Products, Inc. (b)	14,535,084
153,700	Microchip Technology, Inc. (b)	4,552,594
248,700	Xilinx, Inc. (b)	6,341,850

		33,544,612

188,500	Adobe Systems, Inc. (b)	5,394,870
173,800	Electronic Arts, Inc. (a)(b)	9,838,818
	Software (Continued)
311,400	Microsoft Corp.	7,735,176
129,000	Symantec Corp. (a)(b)	2,804,460

		25,773,324

	Specialty Retail - 2.78%
116,600	Bed Bath & Beyond, Inc. (a)(b)	4,871,548
101,200	Lowe’s Cos, Inc. (b)	5,891,864
239,750	Staples, Inc. (b)	5,111,470

		15,874,882

	Total Common Stocks (Cost $499,514,186)	556,995,010

	SHORT TERM INVESTMENTS - 2.23%
	Money Market Funds - 2.23%
12,707,596	Federated Prime Obligations Fund	12,707,596

	Total Short-Term Investments (Cost $12,707,596)	12,707,596

Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 39.67%
	CERTIFICATES OF DEPOSIT - 2.79%
$7,962,414	Concord Bank, N.A., 3.19%, 07/13/05 (c)	7,962,414
3,981,207	Natexis Banque, 3.52%, 07/12/05 (d)	3,979,802
3,981,207	Natexis Banque, 3.36%, 10/31/05	3,981,207

	Total Certificates of Deposit (Cost $15,923,423)	15,923,423

	COMMERCIAL PAPER - 15.28%
9,289,484	Antalis U.S. Funding Corp., 3.25%, 07/01/05 (c) (d)	9,283,613
2,654,138	CCN Bluegrass, 3.33%, 05/18/06 (c)	2,654,138
5,308,276	CCN Independence IV LLC, 3.29%, 4/17/06 (c)	5,308,276
8,493,242	CCN Orchard Park, 3.25%, 04/06/06 (c)	8,493,242
2,388,724	Concord Minutemen Capital Co., 3.13%, 07/06/05 (c)	2,388,724
5,308,276	Laguna Corp., 3.10%, 07/05/05 (c) (d)	5,292,329
9,820,311	Lakeside Funding LLC, 3.22%, 07/08/05 (c)	9,820,311
See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$2,123,311	Leafs LLC, 3.26%, 01/20/06 (c)	$2,123,311
7,166,173	Leafs LLC, 3.26%, 04/20/06 (c)	7,166,173
2,654,138	Liquid Funding Ltd., 3.19%, 12/12/05 (c) (d)	2,653,922
7,962,414	MBNA Corp., 3.17%, 07/28/05 (c) (d)	7,912,948
3,184,966	Morgan Stanley, 3.51%, 09/02/05	3,184,966
2,654,138	Morgan Stanley, 3.51%, 09/07/05	2,654,138
1,327,069	Morgan Stanley, 3.52%, 09/09/05	1,327,069
6,635,345	RAMS Funding LLC, 3.23%, 07/14/05 (c) (d)	6,617,541
7,962,414	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (c) (d)	7,942,659
2,388,724	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (c) (d)	2,382,514

	Total Commercial Paper (Cost $87,205,874)	87,205,874

	CORPORATE BONDS AND NOTES — 2.37%
2,654,138	Bayerische Landesbank, 3.32%, 11/23/05	2,654,138
5,308,276	Liquid Funding Ltd., 3.20%, 05/15/06 (c) (d)	5,307,745
3,184,966	Metlife Global, 3.39%, 04/28/08	3,184,966
2,388,724	Northlake, 3.44%, 09/06/05 (c)	2,388,724

	Total Corporate Bonds and Notes (Cost $13,535,573)	13,535,573

	CORPORATE PAYDOWN SECURITY — 1.27%
2,654,138	Duke Funding, 5.06%, 04/08/06 (c)	2,654,138
2,287,078	REMAC, 1.87%, 03/12/2025 (c)	2,287,078
2,287,078	REMAC, 2.16%, 03/12/2025 (c)	2,287,078

	Total Corporate Paydown Security (Cost $7,228,294)	7,228,294

Number of
Shares
	MUTUAL FUND — 0.00%
220	Merrill Lynch Premier Institutional Fund	220

	Total Mutual Fund (Cost $220)	220

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 17.96%
$13,270,691	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	$13,270,691
2,654,138	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,654,138
2,654,138	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,654,138
5,308,276	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	5,308,276
4,512,035	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	4,512,035
1,061,655	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,061,655
18,578,967	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	18,578,967
2,654,138	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,654,138
13,536,104	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	13,536,104
26,541,381	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	26,541,381
3,184,966	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	3,184,966
See notes to financial statements.

AssetMark Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$8,493,242	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	$8,493,242

	Total Repurchase Agreements (Cost $102,449,731)	102,449,731

	Total Investments Purchased as Securities Lending Collateral (Cost $226,343,115)	226,343,115

	Total Investments — 139.54% (Cost $738,564,897)	796,045,721

	Liabilities in Excess of Other Assets — (39.54)%	(225,574,176)

	Total Net Assets — 100.00%	$570,471,545

Percentages are stated as a percent of net assets.
(a)	Non income producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.
See notes to financial statements.

AssetMark Large Cap Value Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
RUSSELL 1000 VALUE INDEX — An unmanaged index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
LIPPER LARGE-CAP VALUE FUNDS INDEX — An unmanaged index which measures the composite performance of the 30 largest “large-cap value” mutual funds, as categorized by Lipper Inc.
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Large Cap Value Fund	5.69%	8.32%	4.05%
Russell 1000 Value Index	14.06%	11.00%	5.63%
Lipper Large-Cap Value Funds Index	8.75%	8.38%	2.36%

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS - 96.49%
	Air Freight & Logistics - 0.38%
31,000	United Parcel Service, Inc. (b)	$2,143,960

	Airlines - 0.40%
113,120	AMR Corp. (a)(b)	1,369,883
242,080	Delta Air Lines, Inc. (a)(b)	910,221

		2,280,104

	Auto Components - 1.76%
1,542,160	Delphi Corp. (b)	7,171,044
193,830	The Goodyear Tire & Rubber Co. (a)(b)	2,888,067

		10,059,111

	Automobiles - 4.53%
1,071,380	Ford Motor Co. (b)	10,970,931
364,320	General Motors Corp. (b)	12,386,880
50,700	Harley-Davidson, Inc. (b)	2,514,720

		25,872,531

	Beverages - 0.75%
71,900	Diageo PLC ADR	4,263,670

	Capital Markets - 0.41%
44,000	Morgan Stanley	2,308,680

	Commercial Banks - 4.40%
75,700	Fifth Third Bancorp (b)	3,119,597
130,802	HSBC Holdings PLC — ADR (b)	10,418,379
71,500	Lloyds TSB Group Plc — ADR	2,434,575
148,100	Wells Fargo & Co.	9,119,998

		25,092,549

	Commercial Services & Supplies - 1.64%
30,700	Dun & Bradstreet Corp. (a)	1,892,655
104,600	H&R Block, Inc. (b)	6,103,410
48,090	Waste Management, Inc.	1,362,871

		9,358,936

	Communications Equipment - 2.19%
317,500	Avaya, Inc. (a)	2,641,600
3,390,070	Lucent Technologies, Inc. (a)(b)	9,865,104

		12,506,704

	Computers & Peripherals - 4.25%
302,810	Hewlett-Packard Co. (b)	7,119,063
71,500	International Business Machines Corp.	5,305,300
46,700	Lexmark International, Inc. (a)(b)	3,027,561
2,366,170	Sun Microsystems, Inc. (a)	8,825,814

		24,277,738

	Construction Materials - 0.45%
39,700	Vulcan Materials Co. (b)	2,580,103

	Consumer Finance - 2.92%
313,400	American Express Co.	16,682,282

	Containers & Packaging - 1.37%
157,400	Sealed Air Corp. (a)(b)	7,836,946

	Diversified Financial Services - 6.73%
110,700	CIT Group, Inc.	4,756,779
192,100	Citigroup, Inc.	8,880,783
587,486	J.P. Morgan Chase & Co.	20,750,005
89,400	Moody’s Corp. (b)	4,019,424

		38,406,991

	Diversified Telecommunication Services - 5.80%
412,990	BellSouth Corp. (b)	10,973,144
459,600	SBC Communications, Inc. (b)	10,915,500
65,000	Sprint Corp.	1,630,850
278,130	Verizon Communications, Inc. (b)	9,609,392

		33,128,886

	Food & Staples Retailing - 7.97%
538,920	Albertson’s, Inc. (b)	11,144,866
245,000	Costco Wholesale Corp. (b)	10,980,900
640,380	The Kroger Co. (a)	12,186,431
495,330	Safeway, Inc. (b)	11,189,505

		45,501,702

	Food Products - 0.51%
46,600	Hershey Foods Corp. (b)	2,893,860

	Health Care Providers & Services - 3.19%
63,500	Cardinal Health, Inc. (b)	3,656,330
95,000	HCA, Inc. (b)	5,383,650
210,440	Service Corp. International	1,687,729
609,710	Tenet Healthcare Corp. (a)(b)	7,462,850

		18,190,559

	Household Durables - 1.16%
57,840	American Greetings (b)	1,532,760
212,500	Newell Rubbermaid, Inc. (b)	5,066,000

		6,598,760

	Industrial Conglomerates - 2.38%
465,600	Tyco International Ltd.	13,595,520

	Insurance - 13.12%
386,600	American International Group, Inc.	22,461,460
143,500	AON Corp. (b)	3,593,240
4,195	Berkshire Hathaway, Inc. (a)(b)	11,676,782
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
159,220	Loews Corp.	$12,339,550
174,920	Marsh & McLennan Companies, Inc. (b)	4,845,284
111,680	The Phoenix Cos Inc. (b)	1,328,992
101,900	The Progressive Corp. (b)	10,068,739
58,725	Transatlantic Holdings, Inc.	3,278,030
289,480	UnumProvident Corp. (b)	5,303,274

		74,895,351

	IT Services - 2.81%
392,370	Electronic Data Systems Corp. (b)	7,553,122
149,500	Iron Mountain, Inc. (a)(b)	4,637,490
606,630	Unisys Corp. (a)	3,839,968

		16,030,580

	Leisure Equipment & Products - 0.40%
126,060	Mattel, Inc. (b)	2,306,898

	Media - 2.00%
381,200	Comcast Corp. (a)(b)	11,416,940

	Office Electronics - 1.67%
692,840	Xerox Corp. (a)	9,554,264

	Oil & Gas - 6.69%
157,704	ConocoPhillips	9,066,403
147,600	Devon Energy Corp. (b)	7,480,368
609,270	El Paso Corp.	7,018,790
127,000	EOG Resources, Inc. (b)	7,213,600
96,300	Occidental Petroleum Corp. (b)	7,408,359

		38,187,520

	Pharmaceuticals - 7.51%
380,480	Bristol-Myers Squibb Co. (b)	9,504,390
46,700	Eli Lilly & Co.	2,601,657
343,540	Merck & Co., Inc.	10,581,032
307,100	Pfizer, Inc.	8,469,818
492,360	Schering-Plough Corp. (b)	9,384,382
51,870	Wyeth	2,308,215

		42,849,494

	Semiconductor & Semiconductor Equipment - 1.65%
924,660	Micron Technology, Inc. (a)(b)	9,440,779

	Software - 0.47%
108,500	Microsoft Corp.	2,695,140

	Specialty Retail - 1.22%
24,900	Autozone, Inc. (a)(b)	2,302,254
176,310	Toys “R” Us, Inc. (a)	4,668,689

		6,970,943

	Thrifts & Mortgage Finance - 1.62%
144,000	Golden West Financial Corp.	9,270,720

	Tobacco - 4.14%
336,920	Altria Group, Inc.	21,785,247
23,300	Reynolds American, Inc. (b)	1,836,040

		23,621,287

	Total Common Stocks (Cost $500,250,071)	550,819,508

	SHORT TERM INVESTMENTS - 3.30%
	Money Market Funds - 3.30%
18,814,996	Federated Prime Obligations Fund	18,814,996

	Total Short-Term Investments (Cost $18,814,996)	18,814,996

Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 37.87% CERTIFICATES OF DEPOSIT - 2.66%
$7,604,733	Concord Bank, N.A., 3.19%, 07/13/05 (c)	7,604,733
3,802,367	Natexis Banque, 3.52%, 07/12/05 (d)	3,801,024
3,802,367	Natexis Banque, 3.36%, 10/31/05	3,802,367

	Total Certificates of Deposit (Cost $15,208,124)	15,208,124

	COMMERCIAL PAPER - 14.59%
8,872,189	Antalis U.S. Funding Corp., 3.25%, 07/01/05 (c) (d)	8,866,582
2,534,911	CCN Bluegrass, 3.33%, 05/18/06 (c)	2,534,911
5,069,822	CCN Independence IV LLC, 3.29%, 4/17/06 (c)	5,069,822
8,111,716	CCN Orchard Park, 3.25%, 04/06/06 (c)	8,111,716
2,281,420	Concord Minutemen Capital Co., 3.13%, 07/06/05 (c)	2,281,420
5,069,822	Laguna Corp., 3.10%, 07/05/05 (c) (d)	5,054,591
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	COMMERCIAL PAPER (Continued)
$9,379,171	Lakeside Funding LLC, 3.22%, 07/08/05 (c)	$9,379,171
2,027,929	Leafs LLC, 3.26%, 01/20/06 (c)	2,027,929
6,844,260	Leafs LLC, 3.26%, 04/20/06 (c)	6,844,260
2,534,911	Liquid Funding Ltd., 3.19%, 12/12/05 (c) (d)	2,534,705
7,604,733	MBNA Corp., 3.17%, 07/28/05 (c) (d)	7,557,490
3,041,893	Morgan Stanley, 3.51%, 09/02/05	3,041,893
2,534,911	Morgan Stanley, 3.51%, 09/07/05	2,534,911
1,267,456	Morgan Stanley, 3.52%, 09/09/05	1,267,456
6,337,278	RAMS Funding LLC, 3.23%, 07/14/05 (c) (d)	6,320,273
7,604,733	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (c) (d)	7,585,865
2,281,420	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (c) (d)	2,275,488

	Total Commercial Paper (Cost $83,288,483)	83,288,483

	CORPORATE BONDS AND NOTES - 2.27%
2,534,911	Bayerische Landesbank, 3.32%, 11/23/05	2,534,911
5,069,822	Liquid Funding Ltd., 3.20%, 05/15/06 (c) (d)	5,069,315
3,041,893	Metlife Global, 3.39%, 04/28/08	3,041,893
2,281,420	Northlake, 3.44%, 09/06/05 (c)	2,281,420

	Total Corporate Bonds and Notes (Cost $12,927,539)	12,927,539

	CORPORATE PAYDOWN SECURITY - 1.21%
2,534,911	Duke Funding, 5.06%, 04/08/06 (c)	2,534,911
2,184,340	REMAC, 1.87%, 03/12/2025 (c)	2,184,340
2,184,340	REMAC, 2.16%, 03/12/2025 (c)	2,184,340

	Total Corporate Paydown Security (Cost $6,903,591)	6,903,591

Number of
Shares
	MUTUAL FUND - 0.00%
210	Merrill Lynch Premier Institutional Fund	210

	Total Mutual Fund (Cost $210)	210

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS - 17.14%
$12,674,556	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	$12,674,556
2,534,911	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,534,911
2,534,911	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,534,911
5,069,822	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	5,069,822
4,309,349	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	4,309,349
1,013,964	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,013,964
17,744,378	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	17,744,378
2,534,911	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,534,911
12,928,047	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	12,928,047
25,349,111	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	25,349,111
3,041,893	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	3,041,893
See notes to financial statements.

AssetMark Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$8,111,716	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	$8,111,716

	Total Repurchase Agreements (Cost $97,847,569)	97,847,569

	Total Investments Purchased as Securities Lending Collateral (Cost $216,175,516)	216,175,516

	Total Investments — 137.66% (Cost $735,240,583)	785,810,020

	Liabilities in Excess of Other Assets — (37.66)%	(214,960,445)

	Total Net Assets — 100.00%	$570,849,575

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt

(a)	Non income producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
RUSSELL 2500 GROWTH INDEX — An unmanaged index which measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
RUSSELL MID-CAP GROWTH INDEX — Measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.
LIPPER SMALL-CAP GROWTH FUNDS INDEX — An unmanaged index which measures the composite performance of the 30 largest “small-cap growth” mutual funds, as categorized by Lipper Inc.
LIPPER MID-CAP GROWTH FUNDS INDEX — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Growth funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. These funds will normally have an above-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average.
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Growth Fund	0.74%	9.91%	-1.12%
Russell 2500 Growth Index	7.47%	13.34%	1.98%
Russell Mid-Cap Growth Index	10.86%	14.86%	2.79%
Lipper Small-Cap Growth Funds Index	5.83%	10.39%	1.34%
Lipper Mid-Cap Growth Funds Index	7.31%	9.82%	-0.33%

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS — 96.54%
	Aerospace & Defense — 0.74%
31,000	Argon St, Inc. (a)	$1,100,500

	Biotechnology — 6.93%
87,000	Abgenix, Inc. (a)(b)	746,460
29,800	Affymetrix, Inc. (a)	1,607,114
73,500	Alkermes, Inc. (a)(b)	971,670
36,400	Cubist Pharmaceuticals, Inc. (a)	479,388
40,500	Encysive Pharmaceuticals, Inc. (a)	437,805
31,200	Genentech, Inc. (a)(b)	2,504,736
61,500	Human Genome Sciences, Inc. (a)	712,170
22,000	Id Biomedical Corp. (a)(b)	359,480
9,300	Neurocrine Biosciences, Inc. (a)(b)	391,158
18,600	Onyx Pharmaceuticals, Inc. (a)(b)	444,168
43,000	Protein Design Labs, Inc. (a)	869,030
48,000	Telik, Inc. (a)(b)	780,480

		10,303,659

	Capital Markets — 1.75%
22,800	Affiliated Managers Group, Inc. (a)(b)	1,557,924
27,900	SEI Investments Co	1,042,065

		2,599,989

	Commercial Banks — 2.23%
40,800	Amegy Bancorporation, Inc. (b)	913,104
29,800	Commerce Bancorp Inc. (b)	903,238
19,400	East West Bancorp, Inc	651,646
34,400	Signature Bank (a)	839,360

		3,307,348

	Commercial Services & Supplies — 10.10%
12,700	Apollo Group, Inc. (a)(b)	993,394
28,395	Bright Horizons Family Solutions, Inc. (a)(b)	1,156,245
18,600	ChoicePoint, Inc. (a)	744,930
58,800	The Corporate Executive Board Co. (b)	4,605,804
27,800	Education Management Corp. (a)	937,694
36,000	Labor Ready, Inc. (a)(b)	839,160
21,000	Laureate Education, Inc. (a)	1,005,060
29,600	Mcgrath Rentcorp	701,520
30,200	Monster Worldwide, Inc. (a)(b)	866,136
56,600	Resources Connection, Inc. (a)(b)	1,314,818
52,100	Robert Half International, Inc. (b)	1,300,937
6,200	Strayer Education, Inc.	534,812

		15,000,510

Number of		Market
Shares		Value
	Communications Equipment — 5.06%
114,400	Juniper Networks, Inc. (a)(b)	$2,880,592
62,800	Research In Motion Ltd. (a)(b)	4,631,500

		7,512,092

	Computers & Peripherals — 2.81%
30,300	Avid Technology, Inc. (a)(b)	1,614,384
25,500	Komag, Inc. (a)(b)	723,435
65,100	Network Appliance, Inc. (a)(b)	1,840,377

		4,178,196

	Distributors — 1.92%
146,100	Prestige Brands Hldgs, Inc. (a)	2,848,950

	Electromedical And Electrotherapeutic Apparatus — 0.64%
48,760	Intralase Corp. (a)(b)	956,671

	Electronic Equipment & Instruments — 0.84%
43,600	Cogent, Inc. (a)	1,244,780

	Energy Equipment & Services — 3.86%
32,500	National-Oilwell, Inc. (a)	1,545,050
68,300	Patterson-UTI Energy, Inc. (b)	1,900,789
24,000	Smith International, Inc.	1,528,800
19,800	Tidewater, Inc. (b)	754,776

		5,729,415

	Health Care Equipment & Supplies — 1.28%
31,600	Kyphon, Inc. (a)(b)	1,099,364
30,000	Wright Medical Group, Inc. (a)	801,000

		1,900,364

	Health Care Providers & Services — 11.62%
74,005	The Advisory Board Co. (a)(b)	3,607,004
28,500	American Healthways, Inc. (a)(b)	1,204,695
25,000	AMERIGROUP Corp. (a)(b)	1,005,000
16,800	Cerner Corp. (a)(b)	1,141,896
27,500	Community Health Systems, Inc. (a)(b)	1,039,225
25,600	Covance, Inc. (a)	1,148,672
21,400	Express Scripts, Inc. (a)(b)	1,069,572
46,500	LCA—Vision, Inc.	2,253,390
33,200	LifePoint Hospitals, Inc. (a)(b)	1,677,264
37,000	Psychiatric Solutions, Inc. (a)	1,802,270
18,400	Sierra Health Services (a)(b)	1,314,864

		17,263,852

	Hotels Restaurants & Leisure — 6.09%
32,000	Boyd Gaming Corp. (b)	1,636,160
5,585	Ctrip.com International Ltd — ADR	284,165
19,100	Four Seasons Hotels, Inc.	1,262,510

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels Restaurants & Leisure (Continued)
14,200	Harrah’s Entertainment, Inc.	$1,023,394
13,500	PF Chang’s China Bistro, Inc. (a)(b)	796,230
96,000	Pinnacle Entertainment, Inc. (a)	1,877,760
15,700	Station Casinos, Inc.	1,042,480
23,700	Wynn Resorts Ltd (a)(b)	1,120,299

		9,042,998

	Household Durables — 0.55%
10,000	Harman International Industries, Inc.	813,600

	Household Products — 1.07%
32,400	Central Garden and Pet Co. (a)	1,591,488

	Insurance — 0.47%
30,902	Universal American Financial Corp. (a)(b)	699,003

	Internet & Catalog Retail — 4.30%
55,800	Amazon.Com, Inc. (a)(b)	1,845,864
137,700	eBay, Inc. (a)(b)	4,545,477

		6,391,341

	Internet Software & Services — 6.14%
36,800	Digital Insight Corp. (a)(b)	880,256
58,600	VeriSign, Inc. (a)(b)	1,685,336
13,500	Websense, Inc. (a)	648,675
170,600	Yahoo!, Inc. (a)(b)	5,911,290

		9,125,557

	IT Services — 5.73%
38,800	Alliance Data Systems Corp. (a)(b)	1,573,728
42,000	Anteon International Corp. (a)(b)	1,916,040
25,100	CheckFree Corp. (a)(b)	854,906
33,500	Cognizant Technology Solutions Corp. (a)(b)	1,578,855
54,000	Paychex, Inc.	1,757,160
24,200	SRA International, Inc. — Class A (a)(b)	840,224

		8,520,913

	Leisure Equipment & Products — 1.40%
121,800	Oakley, Inc.	2,074,254

	Machinery — 1.73%
25,500	ESCO Technologies, Inc. (a)	2,570,400

	Media — 0.51%
17,900	Lamar Advertising Co. (a)	765,583

Number of		Market
Shares		Value
	Oil & Gas — 1.79%
35,200	Arch Coal, Inc. (b)	$1,917,344
21,600	Cabot Oil & Gas Corp.	749,520

		2,666,864

	Pharmaceuticals — 0.25%
21,900	Nektar Therapeutics (a)(b)	368,796

	Semiconductor & Semiconductor Equipment — 9.00%
67,600	ATMI, Inc. (a)	1,961,076

31,700	Broadcom Corp. (a)(b)	1,125,667
24,000	Diodes, Inc. (a)	748,800

30,500	Marvell Technology Group Ltd. (a)(b)	1,160,220
59,800	Maxim Integrated Products, Inc. (b)	2,284,958
40,000	MEMC Electronic Materials, Inc. (a)	630,800
66,300	Microsemi Corp. (a)(b)	1,246,440
85,100	Teradyne, Inc. (a)	1,018,647
24,400	Varian Semiconductor Equipment Associates, Inc. (a)(b)	902,800
89,800	Xilinx, Inc. (b)	2,289,900

		13,369,308

	Software — 4.22%
27,300	Hyperion Solutions Corp. (a)(b)	1,098,552
37,700	NAVTEQ Corp. (a)(b)	1,401,686
104,200	Opsware, Inc. (a)	533,504
67,000	Red Hat, Inc. (a)(b)	877,700
115,100	Salesforce.com, Inc. (a)(b)	2,357,248

		6,268,690

	Specialty Retail — 2.67%
36,000	Aaron Rents, Inc.	896,040

24,890	Chico’s FAS, Inc. (a)(b)	853,229
29,000	Hibbett Sporting Goods, Inc. (a)(b)	1,097,360
19,900	Urban Outfitters, Inc. (a)	1,128,131

		3,974,760

	Surgical And Medical Instruments And Apparatus — 0.84%
32,600	Foxhollow Technologies, Inc. (a)(b)	1,247,602

	Total Common Stocks (Cost $130,558,084)	143,437,483

See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 2.38%
	Money Market Funds - 2.38%
3,533,235	Federated Prime Obligations Fund	$3,533,235

	Total Short-Term Investments (Cost $3,533,235)	3,533,235

Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.88%
	CERTIFICATES OF DEPOSIT - 2.52%
$1,874,969	Concord Bank, N.A., 3.19%, 07/13/05 (c)	1,874,969
937,484	Natexis Banque, 3.52% 07/12/05 (d)	937,153
937,484	Natexis Banque, 3.36%10/31/05	937,484

	Total Certificates of Deposit (Cost $3,749,606)	3,749,606

	COMMERCIAL PAPER - 13.82%
2,187,463	Antalis U.S. Funding Corp., 3.25% 07/01/05 (c) (d)	2,186,081
624,990	CCN Bluegrass, 3.33% 05/18/06 (c)	624,990
1,249,979	CCN Independence IV LLC, 3.29% 4/17/06 (c)	1,249,979
1,999,966	CCN Orchard Park, 3.35% 04/06/06 (c)	1,999,966
562,491	Concord Minutemen Capital Co., 3.13% 07/06/05 (c)	562,491
1,249,979	Laguna Corp., 3.10% 07/05/05 (c)(d)	1,246,224
2,312,461	Lakeside Funding LLC, 3.22% 07/08/05 (c)	2,312,461
499,991	Leafs LLC, 3.26% 01/20/06 (c)	499,991
1,687,472	Leafs LLC, 3.26% 04/20/06 (c)	1,687,472
624,990	Liquid Funding Ltd., 3.19% 12/12/05 (c) (d)	624,938
1,874,969	MBNA Corp., 3.17% 07/28/05 (c) (d)	1,863,320
749,987	Morgan Stanley, 3.51% 09/02/05	749,987
624,990	Morgan Stanley, 3.51% 09/07/05	624,990
312,495	Morgan Stanley, 3.51% 09/09/05	312,495
1,562,474	RAMS Funding LLC, 3.23% 07/14/05 (c) (d)	1,558,281
1,874,969	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (c) (d)	1,870,316
562,491	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (c) (d)	561,028

	Total Commercial Paper (Cost $20,535,010)	20,535,010

	CORPORATE BONDS AND NOTES - 2.15%
624,990	Bayerische Landesbank, 3.32%, 11/23/05	624,990
1,249,979	Liquid Funding Ltd., 3.20%, 05/15/06 (c) (d)	1,249,854
749,987	Metlife Global, 3.39%, 04/28/08	749,987
562,491	Northlake, 3.44%, 09/06/05 (c)	562,491

	Total Corporate Bonds and Notes (Cost $3,187,322)	3,187,322

	CORPORATE PAYDOWN SECURITY - 1.15%
624,990	Duke Funding, 5.06%, 04/08/06 (c)	624,990
538,555	REMAC, 1.87%, 03/12/2025 (c)	538,555
538,555	REMAC, 2.16%, 03/12/2025 (c)	538,555

	Total Corporate Paydown Security (Cost $1,702,100)	1,702,100

Number of
Shares
	MUTUAL FUND - 0.00%
52	Merrill Lynch Premier Institutional Fund	52

	Total Mutual Fund (Cost $52)	52

Principal
Amount
	REPURCHASE AGREEMENTS - 16.24%
$3,124,948	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	3,124,948
624,990	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	624,990
624,990	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	624,990
See notes to financial statements.

AssetMark Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$1,249,979	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	$1,249,979
1,062,482	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,062,482
249,996	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	249,996
4,374,927	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	4,374,927
624,990	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	624,990
3,187,447	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	3,187,447
6,249,895	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	6,249,895
749,987	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	749,987
$1,999,966	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,999,966

	Total Repurchase Agreements (Cost $24,124,597)	24,124,597

	Total Investments Purchased as Securities Lending Collateral (Cost $53,298,687)	53,298,687

	Total Investments - 134.80% (Cost $187,390,006)	200,269,405

	Liabilities in Excess of Other Assets - (34.80)%	(51,698,144)

	Total Net Assets - 100.00%	$148,571,261

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt

(a)	Non income producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.
See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
RUSSELL 2500 VALUE INDEX – An unmanaged index which measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
RUSSELL MID-CAP VALUE INDEX – Measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.
LIPPER SMALL-CAP VALUE FUNDS INDEX – An unmanaged index which measures the composite performance of the 30 largest “small-cap value” mutual funds, as categorized by Lipper Inc.
LIPPER MID-CAP VALUE FUNDS INDEX – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. Mid-Cap Value funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure, compared to the U.S. diversified mid-cap funds universe average
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Small/Mid Cap Value Fund	10.56%	12.09%	9.34%
Russell 2500 Value Index	17.44%	16.06%	13.62%
Russell Mid-Cap Value Index	21.80%	16.55%	12.70%
Lipper Small-Cap Value Funds Index	13.52%	15.64%	12.90%
Lipper Mid-Cap Value Funds Index	13.37%	14.40%	9.92%

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS - 94.66%
	Aerospace & Defense - 2.72%
33,700	Esterline Technologies Corp. (a)	$1,350,696
29,800	Goodrich Corp. (b)	1,220,608
31,625	Moog, Inc. (a)	995,871

		3,567,175

	Automobiles - 0.99%
41,400	Thor Industries, Inc. (b)	1,301,202

	Building Products - 0.83%
33,200	NCI Building Systems, Inc. (a)(b)	1,088,960

	Capital Markets - 5.82%
140,000	E*Trade Financial Corp. (a)	1,958,600
80,700	Janus Capital Group, Inc. (b)	1,213,728
53,300	Northern Trust Corp.	2,429,947
26,800	Nuveen Investments, Inc.	1,008,216
55,100	Waddell & Reed Financial, Inc.	1,019,350

		7,629,841

	Chemicals - 4.39%
58,400	Airgas, Inc. (b)	1,440,728
16,000	Cytec Industries, Inc.	636,800
23,700	International Flavors & Fragrances, Inc. (b)	858,414
31,000	Lyondell Chemical Co. (b)	819,020
54,400	Methanex Corp.	895,968
45,000	OM Group, Inc. (a)	1,111,050

		5,761,980

	Commercial Banks - 4.50%
30,100	First Horizon National Corp. (b)	1,270,220
19,400	Greater Bay BanCorp.	511,578
48,150	North Fork Bancorporation, Inc.	1,352,533
12,500	Popular, Inc.	314,875
39,000	Sky Financial Group, Inc.	1,099,020
45,197	Td Banknorth, Inc. (b)	1,346,871

		5,895,097

	Commercial Services & Supplies - 9.32%
55,000	Aramark Corp. (b)	1,452,000
44,000	Brady Corp. (b)	1,364,000
31,250	DeVry, Inc. (a)(b)	621,875
14,175	Dun & Bradstreet Corp. (a)	873,889
41,850	Equifax, Inc.	1,494,463
46,050	Herman Miller, Inc. (b)	1,420,182
29,300	Manpower, Inc.	1,165,554
41,675	Pitney Bowes, Inc.	1,814,946
64,800	The ServiceMaster Co.	868,320
82,750	Steelcase, Inc.	1,146,088

		12,221,317

	Communications Equipment - 1.91%
108,300	Andrew Corp. (a)(b)	1,381,908
129,200	Arris Group, Inc. (a)(b)	1,125,332

		2,507,240

	Computers & Peripherals - 0.68%
33,300	UNOVA, Inc. (a)(b)	886,779

	Construction & Engineering - 0.66%
23,300	URS Corp. (a)(b)	870,255

	Diversified Financial Services - 1.05%
36,050	Brascan Corp.	1,375,668

	Electrical Equipment - 0.70%
35,500	Acuity Brands, Inc.	911,995

	Electronic Equipment & Instruments - 2.34%
25,500	Amphenol Corp.	1,024,335
30,250	Anixter International, Inc. (a)(b)	1,124,392
16,100	CDW Corp.	919,149

		3,067,876

	Energy Equipment & Services - 0.72%
36,900	Pride International, Inc. (a)	948,330

	Food Products - 1.52%
28,500	The JM Smucker Co. (b)	1,337,790
16,000	Ralcorp Holdings, Inc. (a)	658,400

		1,996,190

	Gas Utilities - 2.60%
10,100	Equitable Resources, Inc.	686,800
22,000	Questar Corp.	1,449,800
52,100	Southern Union Co. (a)(b)	1,279,055

		3,415,655

	Health Care Equipment & Supplies - 4.46%
24,068	Fisher Scientific International (a)	1,562,013
29,050	Invacare Corp.	1,288,658
19,900	Millipore Corp. (a)	1,128,927
26,200	PerkinElmer, Inc.	495,180
36,400	Sybron Dental Specialties, Inc. (a)(b)	1,369,368

		5,844,146

	Health Care Providers & Services - 5.17%
30,500	Apria Healthcare Group, Inc. (a)	1,056,520
130,350	IMS Health, Inc.	3,228,769
See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of			Market
Shares			Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
58,650	Omnicare, Inc. (b)		$2,488,520

			6,773,809

	Hotels Restaurants & Leisure - 2.54%
56,100	Intercontinental Hotels Group Plc — ADR (b)		709,665
23,100	Royal Caribbean Cruises Ltd. (b)		1,117,116
58,200	Ruby Tuesday, Inc. (b)		1,507,380

			3,334,161

	Household Durables - 4.57%
50,900	American Greetings (b)		1,348,850
25,625	The Black & Decker Corp. (b)		2,302,406
20,500	Mohawk Industries, Inc. (a)(b)		1,691,250
14,400	The Stanley Works		655,776

			5,998,282

	Household Products - 1.70%
35,850	Energizer Holdings, Inc. (a)		2,228,795

	Industrial Conglomerates - 1.13%
21,550	Carlisle Cos, Inc.		1,478,977

	Insurance - 11.26%
50,200	AMBAC Financial Group, Inc. (b)		3,501,952
27,400	Assurant, Inc. (b)		989,140
9,000	Everest Re Group Ltd.		837,000
54,250	HCC Insurance Holdings, Inc. (b)		2,054,447
7,035	Markel Corp. (a)(b)		2,384,865
49,000	MBIA, Inc. (b)		2,906,190
27,000	Protective Life Corp.		1,139,940
20,300	Reinsurance Group Of America (b)		944,153

			14,757,687

	IT Services - 2.40%
17,175	Certegy, Inc.		656,429
128,900	CGI Group, Inc. (a)		777,267
64,400	Hewitt Associates, Inc. (a)		1,707,244

			3,140,940

	Leisure Equipment & Products - 1.80%
59,025	Hasbro, Inc. (b)		1,227,130
62,200	Mattel, Inc. (b)		1,138,260

			2,365,390

	Machinery - 3.63%
28,100	Briggs & Stratton Corp. (b)		972,822
48,812	IDEX Corp.		1,884,631
29,700	Kaydon Corp. (b)		827,145
6,000	Oshkosh Truck Corp.		469,680
18,200	Watts Water Technologies, Inc.		609,518

			4,763,796

	Media - 6.66%
24,500	Harte-Hanks, Inc.		728,385
93,310	Interpublic Group of Companies, Inc.(a)(b)		1,136,516
14,500	Knight-Ridder, Inc.		889,430
35,700	Lee Enterprises, Inc. (b)		1,431,213
20,965	McClatchy Co. (b)		1,371,950
56,500	Radio One, Inc.(a)(b)		721,505
66,150	Valassis Communications, Inc. (a)(b)		2,450,857

			8,729,856

	Multiline Retail -2.04%
50,900	Dollar Tree Stores, Inc. (a)(b)		1,221,600
45,900	Tuesday Morning Corp.		1,446,768

			2,668,368

	Multi-Utilities & Unregulated Power - 0.54%
42,100	Transalta Corp. (a) CAD	CAD	701,982

	Pharmaceuticals — 0.71%
59,600	Impax Laboratories, Inc. (a)(b)		$935,720

	Real Estate - 1.00%
16,100	The St Joe Co. (b)		1,312,794

	Road & Rail - 1.03%
31,600	CSX Corp.		1,348,056

	Software - 0.98%
24,600	Amdocs Ltd (a)(b)		650,178
55,100	RSA Security, Inc. (a)		632,548

			1,282,726

	Specialty Retail - 2.29%
28,700	AnnTaylor Stores Corp. (a)		696,836
65,100	Claire’s Stores, Inc.		1,565,655
24,700	United Auto Group, Inc.		736,060

			2,998,551

	TOTAL COMMON STOCKS (Cost $107,905,518)		124,109,596

See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	SHORT TERM INVESTMENTS - 5.50%
	Money Market Funds - 5.50%
7,205,320	Federated Prime Obligations Fund	$7,205,320
	Total Short-Term Investments (Cost $7,205,320)	7,205,320

Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 33.57% CERTIFICATES OF DEPOSIT - 2.36%
$1,548,242	Concord Bank, N.A., 3.19% 07/13/05 (c)	1,548,242
774,121	Natexis Banque, 3.52% 07/12/05 (d)	773,848
774,121	Natexis Banque, 3.36% 10/31/05	774,121

	Total Certificates of Deposit (Cost $3,096,211)	3,096,211

	COMMERCIAL PAPER - 12.93%
1,806,282	Antalis U.S. Funding Corp., 3.25%,07/01/05 (c) (d)	1,805,141
516,080	CCN Bluegrass, 3.33%, 05/18/06 (c)	516,080
1,032,161	CCN Independence IV LLC, 3.29%, 4/17/06 (c)	1,032,161
1,651,458	CCN Orchard Park, 3.25%, 04/06/06 (c)	1,651,458
464,473	Concord Minutemen Capital Co., 3.13%, 07/06/05 (c)	464,473
1,032,161	Laguna Corp., 3.10%, 07/05/05 (c) (d)	1,029,060
1,909,498	Lakeside Funding LLC, 3.22%, 07/08/05 (c)	1,909,498
412,864	Leafs LLC, 3.26%,01/20/06 (c)	412,864
1,393,418	Leafs LLC, 3.26%,04/20/06 (c)	1,393,418
516,080	Liquid Funding Ltd., 3.19%,12/12/05 (c) (d)	516,039

1,548,242	MBNA Corp., 3.17%, 07/28/05 (c) (d)	1,538,623

619,297	Morgan Stanley, 3.51%, 09/02/05	619,297
516,080	Morgan Stanley, 3.51%, 09/07/05	516,080
258,040	Morgan Stanley, 3.52%, 09/09/05	258,040
1,290,201	RAMS Funding LLC, 3.23%, 07/14/05 (c) (d)	1,286,739
$1,548,242	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (c) (d)	1,544,400
464,473	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (c) (d)	463,265

	Total Commercial Paper (Cost $16,956,636)	16,956,636

	CORPORATE BONDS AND NOTES - 2.01%
516,080	Bayerische Landesbank, 3.32%, 11/23/05	516,080
1,032,161	Liquid Funding Ltd., 3.20%, 05/15/06 (c) (d)	1,032,059
619,297	Metlife Global, 3.39%, 04/28/08	619,297
464,473	Northlake, 3.44%, 09/06/05 (c)	464,473

	Total Corporate Bonds and Notes (Cost $2,631,909)	2,631,909

	CORPORATE PAYDOWN SECURITY - 1.07%
516,080	Duke Funding, 5.06%, 04/08/06 (c)	516,080
444,709	REMAC, 1.87%, 03/12/2025 (c)	444,709
444,709	REMAC, 2.16%, 03/12/2025 (c)	444,709

	Total Corporate Paydown Security (Cost $1,405,498)	1,405,498

Number of
Shares
	MUTUAL FUND - 0.00%
42	Merrill Lynch Premier Institutional Fund	42

	Total Mutual Fund (Cost $42)	42

Principal
Amount
	REPURCHASE AGREEMENTS - 15.20%
$2,580,403	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	2,580,403
516,080	CS First Boston Repurchase Agreement, 03.50% 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	516,080
516,080	CS First Boston Repurchase Agreement, 03.50% 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	516,080
See notes to financial statements.

AssetMark Small/Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$1,032,161	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	$1,032,161
877,337	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	877,337
206,432	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	206,432
3,612,564	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	3,612,564
516,080	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	516,080
2,632,011	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	2,632,011
5,160,806	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	5,160,806
619,297	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	619,297
1,651,458	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,651,458

	Total Repurchase Agreements (Cost $19,920,709)	19,920,709

	Total Investments Purchased as Securities Lending Collateral (Cost $44,011,005)	44,011,005

	Total Investments — 133.73% (Cost $159,121,843)	175,325,921

	Liabilities in Excess of Other Assets — (33.73)%	(44,222,296)

	Total Net Assets — 100.00%	$131,103,625

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non income producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.
See notes to financial statements.

AssetMark International Equity Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX — An unmanaged market-capitalization-weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australia, Asia and the Far East.
LIPPER INTERNATIONAL FUNDS INDEX — An unmanaged index which measures the composite performance of the 30 largest “international” mutual funds, as categorized by Lipper Inc.
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark International Equity Fund	14.37%	10.29%	4.71%
Morgan Stanley Capital International EAFE Index	14.13%	12.51%	6.64%
Lipper International Funds Index	13.45%	11.16%	6.23%

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS — 95.30%
	Australia — 3.01%
163,900	BHP Billiton Ltd. — ADR (b)	$4,474,470
267,000	Newcrest Mng Ltd — ADR (b)	3,537,189
128,100	Santos Limited — ADR	4,405,359

		12,417,018

	Austria — 3.87%
115,634	Boehler-Uddeholm AG — ADR (b)	5,099,968
142,500	Erste Bank der Oesterreichischen Sparkassen AG — ADR	3,568,542
787,300	Wienerberger Baustoffinustrie — ADR (b)	7,314,490

		15,983,000

	Belgium — 1.91%
283,440	Fortis Nl — ADR (b)	7,875,239

	Brazil — 0.64%
50,900	Petroleo Brasileiro SA — ADR (b)	2,653,417

	Canada — 1.98%
95,900	Cameco Corp. (b)	4,291,525
67,700	Canadian National Railway Co.	3,902,905

		8,194,430

	China — 0.47%
50,100	China Petroleum & Chemical Corp. — ADR	1,954,902

	Finland — 0.96%
238,700	Nokia OYJ — ADR (b)	3,971,968

	France — 13.87%
393,800	AXA — ADR (b)	9,809,558
186,300	BNP Paribas — ADR	6,394,189
115,100	Dassault Systemes SA — ADR (b)	5,591,547
232,350	Pernod-Ricard — ADR (b)	9,282,754
123,600	Sanofi-Aventis — ADR	5,066,364
106,600	Total SA — ADR (b)	12,456,210
277,200	Vivendi Universal SA — ADR	8,684,676

		57,285,298

	Germany — 9.16%
213,100	Bayerische Hypo-und Vereinsbank AG — ADR (a)(b)	5,546,801
99,300	Deutsche Bank AG (b)	7,735,470
157,300	Deutsche Telekom AG — ADR (b)	2,897,466
110,200	Prosiebensat 1 Media Ag — ADR (b)	3,834,180
14,200	Puma AG Rudolf Dassler Sport — ADR	3,519,055
63,490	Rwe Ag — ADR	4,104,559
140,000	Siemens AG — ADR (b)	10,171,000

		37,808,531

	Greece — 1.08%
666,480	Alpha Bank AE — ADR (b)	4,445,888

	Hong Kong — 5.99%
1,200,000	Bank of East Asia Ltd — ADR	3,542,880
21,800	China Gas Holdings Ltd — ADR (a)(b)	1,893,018
124,200	China Mobile Hong Kong Ltd. — ADR (b)	2,308,878
639,000	Hang Lung Properties Ltd — ADR	4,706,235
257,400	Jardine Matheson Holdings Ltd — ADR	4,555,980
806,000	Sino Land Co. — ADR (b)	4,303,073
301,800	Television Broadcasts Ltd — ADR (b)	3,408,861

		24,718,925

	India — 1.20%
87,900	Satyam Computer Services Ltd — ADR	2,285,400
275,600	Tata Mtrs Ltd — ADR (b)	2,667,808

		4,953,208

	Israel — 1.25%
130,000	RADWARE Ltd (a)	2,350,400
90,400	Teva Pharmaceutical Industries, Ltd. ADR — ADR (b)	2,815,056

		5,165,456

	Italy — 2.23%
63,100	ENI SpA — ADR (b)	8,089,420
54,300	Luxottica Group SpA — ADR	1,118,037

		9,207,457

	Japan — 18.02%
325,630	Arisawa Manufacturing Co Ltd — ADR	4,466,732
77,800	Bank Fukuoka Ltd — ADR	4,612,817
168,700	Canon, Inc. — ADR (b)	8,878,681
748,800	Mitsubishi Tokyo Financial Group, Inc. — ADR	6,349,824
157,700	Mitsubishi Corp. — ADR	4,292,247
184,100	Nidec Corp. — ADR (b)	4,915,470
70,700	Nippon Yusen Kabushiki Kaisha — ADR	4,070,623
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
220,800	Nomura Holdings, Inc. — ADR	$2,638,560
437,900	NTT DoCoMo, Inc. — ADR	6,485,299
76,000	ORIX Corp. — ADR	5,719,760
286,600	Seiko Epson Corp Suwa — ADR	4,814,880
341,300	Shinsei Bank Ltd — ADR (b)	3,683,719
44,800	Shizuoka Bk Ltd — ADR	3,852,939
134,578	Toyota Motor Corp. — ADR (b)	9,620,981

		74,402,532

	Mexico — 2.32%
167,100	Cemex S.A. de C.V. — ADR	7,088,382
61,700	Wal Mart De Mexico Sa De Cv — ADR	2,503,391

		9,591,773

	Netherlands — 1.38%
442,100	Aegon NV — ADR (b)	5,689,827

	Russia — 0.47%
57,900	Mobile Telesystems — ADR	1,948,335

	Russian Federation — 0.42%
46,900	LUKOIL — ADR	1,724,982

	South Korea — 0.91%
43,700	Kookmin Bank — ADR (b)	1,991,846
77,600	Lg Philip Lcd Co Ltd — ADR (a)(b)	1,773,936

		3,765,782

	Spain — 2.05%
319,400	Banco Bilbao Vizcaya Argentaria SA — ADR	4,905,984
73,008	Telefonica SA — ADR	3,570,091

		8,476,075

	Sweden — 2.22%
100,800	Sandvik Ab — ADR (b)	3,749,851
528,400	SKF AB — ADR (b)	5,413,299

		9,163,150

	Switzerland — 4.73%
69,000	Credit Suisse Group — ADR (b)	2,700,660
95,300	Novartis AG — ADR	4,521,032
90,300	Roche Holding AG — ADR (b)	5,716,442
107,440	Swiss Reinsurance — ADR	6,608,591

		19,546,725

	Taiwan — 0.54%
246,318	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR (b)	2,246,424

	United Kingdom — 12.96%
154,700	Anglo American PLC — ADR (b)	3,635,450
140,800	AstraZeneca Plc — ADR (b)	5,809,408
361,200	Baa Plc — ADR (b)	4,014,052
92,400	Cadbury Schweppes PLC — ADR (b)	3,541,692
149,300	Diageo PLC ADR — ADR (b)	8,853,490
287,800	Prudential PLC (b)	5,168,888
36,300	Rio Tinto PLC — ADR	4,425,696
71,300	Smith & Nephew PLC — ADR (b)	3,522,933
517,400	Tesco PLC — ADR (b)	8,868,339
234,500	Vodafone Group PLC — ADR (b)	5,703,040

		53,542,988

	United States — 1.66%
141,500	Royal Caribbean Cruises Ltd. (b)	6,842,940

	Total Common Stocks (Cost $358,222,434)	393,576,270

	PREFERRED STOCKS — 0.42%
	Brazil — 0.42%
104,600	Tele Norte Leste Participacoes SA — ADR (b)	1,741,590

	Total Preferred Stocks (Cost $1,371,307)	1,741,590

	SHORT TERM INVESTMENTS — 5.47%
	Money Market Funds — 5.47%
22,580,947	Federated Prime Obligations Fund	22,580,947

	Total Short-Term Investments (Cost $22,580,947)	22,580,947

Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 30.36%
	CERTIFICATES OF DEPOSIT — 2.16%
$4,407,288	Concord Bank, N.A., 3.19%, 07/13/05 (c)	4,407,288
2,203,644	Natexis Banque, 3.52%, 07/12/05 (d)	2,202,866
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CERTIFICATES OF DEPOSIT (Continued)
$2,203,644	Natexis Banque, 3.36%, 10/31/05	$2,203,644

	Total Certificates of Deposit (Cost $8,813,798)	8,813,798

	COMMERCIAL PAPER — 11.69%
5,141,835	Antalis U.S. Funding Corp., 3.25%, 07/01/05 (c) (d)	5,138,586
1,469,096	CCN Bluegrass, 3.33%, 05/18/06 (c)	1,469,096
2,938,192	CCN Independence IV LLC, 3.29%, 4/17/06 (c)	2,938,192
4,701,107	CCN Orchard Park, 3.25%, 04/06/06 (c)	4,701,107
1,322,186	Concord Minutemen Capital Co., 3.13%, 07/06/05 (c)	1,322,186
2,938,192	Laguna Corp., 3.10%, 07/05/05 (c) (d)	2,929,365
5,435,655	Lakeside Funding LLC, 3.22%, 07/08/05 (c)	5,435,655
1,175,277	Leafs LLC, 3.26%, 01/20/06 (c)	1,175,277
3,966,558	Leafs LLC, 3.26%, 04/20/06 (c)	3,966,558
1,469,096	Liquid Funding Ltd., 3.19%, 12/12/05 (c) (d)	1,468,976
4,407,288	MBNA Corp., 3.17%, 07/28/05 (c) (d)	4,379,907
1,762,915	Morgan Stanley, 3.51%, 09/02/05	1,762,915
1,469,096	Morgan Stanley, 3.51%, 09/07/05	1,469,096
734,547	Morgan Stanley, 3.52%, 09/09/05	734,547
3,672,740	RAMS Funding LLC, 3.23%, 07/14/05 (c) (d)	3,662,884
4,407,288	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (c) (d)	4,396,353
1,322,186	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (c) (d)	1,318,749

	Total Commercial Paper (Cost $48,269,449)	48,269,449

	CORPORATE BONDS AND NOTES — 1.81%
1,469,096	Bayerische Landesbank, 3.32%, 11/23/05	1,469,096
2,938,192	Liquid Funding Ltd., 3.20%, 05/15/06 (c) (d)	2,937,898
1,762,915	Metlife Global, 3.39%, 04/28/08	1,762,915
1,322,186	Northlake, 3.44%, 09/06/05 (c)	1,322,186

	Total Corporate Bonds and Notes (Cost $7,492,095)	7,492,095

	CORPORATE PAYDOWN SECURITY — 0.97%
1,469,096	Duke Funding, 5.06%, 04/08/06 (c)	1,469,096
1,265,923	REMAC, 1.87%, 03/12/2025 (c)	1,265,923
1,265,923	REMAC, 2.16%, 03/12/2025 (c)	1,265,923

	Total Corporate Paydown Security (Cost $4,000,942)	4,000,942

Number of
Shares
	MUTUAL FUND — 0.00%
123	Merrill Lynch Premier Institutional Fund	123

	Total Mutual Fund (Cost $123)	123

Principal
Amount
	REPURCHASE AGREEMENTS — 13.73%
$7,345,478	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	7,345,478
1,469,096	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,469,096
1,469,096	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,469,096
2,938,192	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,938,192
2,497,463	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,497,463
587,638	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	587,638
10,283,670	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	10,283,670
See notes to financial statements.

AssetMark International Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS (Continued)
$1,469,096	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	$1,469,096
7,492,389	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	7,492,389
14,690,958	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	14,690,958
1,762,915	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,762,915
4,701,107	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	4,701,107

	Total Repurchase Agreements (Cost $56,707,098)	56,707,098

	Total Investments Purchased as Securities Lending Collateral (Cost $125,283,505)	125,283,505

	Total Investments — 131.55% (Cost $507,458,193)	543,182,312

	Liabilities in Excess of Other Assets — (31.55)%	(130,196,741)

	Total Net Assets — 100.00%	$412,985,571

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non income producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.
See notes to financial statements.

AssetMark Real Estate Securities Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
WILSHIRE REIT INDEX — An unmanaged index considered representative of U.S. publicly traded Real Estate Investment Trusts.
LIPPER REAL ESTATE FUNDS INDEX — An unmanaged index which measures the composite performance of the 30 largest “real estate” mutual funds, as categorized by Lipper Inc.
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Real Estate Securities Fund	33.22%	20.18%	18.75%
Wilshire REIT Index	34.22%	20.98%	19.73%
Lipper Real Estate Funds Index	32.57%	20.80%	19.22%

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS — 2.94%
	Hotels & Motels — 1.92%
36,000	Hilton Hotels Corp.	$858,600
10,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	585,700

		1,444,300

	Real Estate Operations/Development — 1.02%
26,500	Brookfield Properties Co.	763,200

	Total Common Stocks (Cost $1,788,423)	2,207,500

	REAL ESTATE INVESTMENT TRUSTS — 94.06%
	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS- 91.52%
	Apartments — 19.05%
13,000	Apartment Investment & Management Co. (a)	531,960
64,257	Archstone-Smith Trust (a)	2,481,605
40,280	AvalonBay Communities, Inc.	3,254,624
17,887	BRE Properties (a)	748,571
26,554	Camden Property Trust	1,427,277
21,000	Education Rlty Tr, Inc.	384,300
83,672	Equity Residential (a)	3,080,803
10,094	Essex Property Trust, Inc.	838,408
64,390	United Dominion Realty Trust, Inc.	1,548,580

		14,296,128

	Diversified — 10.85%
9,525	American Financial Realty Trust (a)	146,494
5,000	Capital Automotive REIT	190,850
4,713	Colonial Properties Trust	207,372
9,895	Crescent Real Estate Equities Co.	185,531
20,658	Duke Realty Corp. (a)	654,032
9,000	iStar Financial, Inc.	374,310
41,985	Liberty Property Trust	1,860,355
9,000	PS Business Parks, Inc.	400,050
29,500	Sizeler Property Investors	389,400
9,500	Spirit Fin Corp. (a)	111,625
43,534	Vornado Realty Trust (a)	3,500,134
3,978	Washington Real Estate Investment Trust	124,114

		8,144,267

	Health Care — 0.21%
4,000	Healthcare Realty Trust, Inc.	154,440

	Hotels — 2.13%
4,500	Hospitality Properties Trust	198,315
71,000	Host Marriott Corp.	1,242,500
8,700	Strategic Hotel Cap, Inc.	156,600

		1,597,415

	Manufactured Homes — 0.12%
2,500	Sun Communities, Inc.	92,975

	Office Property — 20.28%
6,216	Alexandria Real Estate Equities, Inc.	456,565
24,562	Arden Realty, Inc.	883,741
25,200	BioMed Realty Trust, Inc.	601,020
55,828	Boston Properties, Inc. (a)	3,907,960
30,266	Brandywine Realty Trust (a)	927,653
16,621	CarrAmerica Realty Corp. (a)	601,348
39,400	Corporate Office Properties Trust	1,160,330
83,611	Equity Office Properties Trust (a)	2,767,524
21,500	Highwoods Properties, Inc. (a)	639,840
18,927	Kilroy Realty Corp.	898,843
5,956	Mack-Cali Realty Corp.	269,807
4,025	Maguire Properties, Inc.	114,068
24,599	Prentiss Properties Trust	896,388
8,051	SL Green Realty Corp.	519,289
28,000	Trizec Properties, Inc. (a)	575,960

		15,220,336

	Regional Malls — 15.24%
10,700	CBL & Associates Properties, Inc.	460,849
45,158	General Growth Properties, Inc. (a)	1,855,542
27,074	The Macerich Co. (a)	1,815,312
73,175	Simon Property Group, Inc. (a)	5,304,456
58,600	Taubman Centers, Inc. (a)	1,997,674

		11,433,833

	Shopping Centers — 12.89%
34,775	Acadia Realty Trust	648,554
40,856	Developers Diversified Realty Corp.	1,877,742
30,364	Federal Realty Invs Trust (a)	1,791,476
20,096	Kimco Realty Corp. (a)	1,183,855
10,500	Kite Realty Group Trust	157,500
27,726	Pan Pacific Retail Properties, Inc.	1,840,452
31,409	Regency Centers Corp. (a)	1,796,595
9,705	Weingarten Realty Investors (a)	380,630

		9,676,804

See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	COMMON STOCKS (Continued)
	Storage — 2.11%
17,000	Public Storage, Inc. (a)	$1,075,250
11,000	Shurgard Storage Centers, Inc.	505,560

		1,580,810

	Warehouse/Industrial — 8.64%
42,794	AMB Property Corp. (a)	1,858,543
58,775	Catellus Development Corp.	1,927,820
4,600	First Potomac Realty Trust	114,080
64,220	Prologis (a)	2,584,213

		6,484,656

	Total Real Estate Investment Trusts, Common Stocks (Cost $48,212,808)	68,681,664

	REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS — 2.54%
	Diversified — 0.65%
18,675	Lexington Corporate Properties Trust	492,086

	Office Property — 1.19%
33,750	Alexandria Real Estate Equities, Inc.	890,663

	Regional Malls — 0.70%
19,125	CBL & Associates Properties, Inc.	524,981

	Total Real Estate Investment Trusts, Preferred Stocks (Cost $1,804,728)	1,907,730

	Total Real Estate Investment Trusts (Cost $50,017,536)	70,589,394

	SHORT TERM INVESTMENTS — 3.10%
	Money Market Funds — 3.10%
2,324,699	Federated Prime Obligations Fund	2,324,699

	Total Short-Term Investments (Cost $2,324,699)	2,324,699

Principal		Market
Amount		Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 37.85%
	CERTIFICATES OF DEPOSIT — 2.66%
$999,041	Concord Bank, N.A., 3.19%, 07/13/05 (b)	999,041
499,520	Natexis Banque, 3.52%, 07/12/05 (c)	$499,344

499,520	Natexis Banque, 3.36%, 10/31/05	499,520
	Total Certificates of Deposit (Cost $1,997,905)	1,997,905

	COMMERCIAL PAPER — 14.58%
1,165,548	Antalis U.S. Funding Corp., 3.25%, 07/01/05 (b) (c)	1,164,812
333,014	CCN Bluegrass, 3.33%, 05/18/06 (b)	333,014
666,028	CCN Independence IV LLC, 3.29%, 04/17/06 (b)	666,028
1,065,644	CCN Orchard Park, 3.25%, 04/06/06 (b)	1,065,644
299,712	Concord Minutemen Capital Co., 3.13%, 07/06/05 (b)	299,712
666,028	Laguna Corp., 3.10%, 07/05/05 (b) (c)	664,027
1,232,151	Lakeside Funding LLC, 3.22%, 07/08/05 (b)	1,232,151
266,411	Leafs LLC, 3.26%, 01/20/06 (b)	266,411
899,137	Leafs LLC, 3.26%, 04/20/06 (b)	899,137
333,014	Liquid Funding Ltd., 3.19%, 12/12/05 (b) (c)	332,986
999,041	MBNA Corp., 3.17%, 07/28/05 (b) (c)	992,835
399,617	Morgan Stanley, 3.51%, 09/02/05	399,617
333,014	Morgan Stanley, 3.51%, 09/07/05	333,014
166,507	Morgan Stanley, 3.52%, 09/09/05	166,507
832,534	RAMS Funding LLC, 3.23%, 07/14/05 (b) (c)	830,301
999,041	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (b) (c)	996,563
299,712	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (b) (c)	298,933

	Total Commercial Paper (Cost $10,941,692)	10,941,692

	CORPORATE BONDS AND NOTES — 2.27%
333,014	Bayerische Landesbank, 3.32%, 06/24/05	333,014
666,028	Liquid Funding Ltd., 3.20%, 05/15/06 (b) (c)	665,961
399,617	Metlife Global, 3.39%, 04/28/08	399,617
See notes to financial statements.

AssetMark Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CORPORATE BONDS AND NOTES (Continued)
$299,712	Northlake, 3.44%, 09/06/05 (c)	$299,712

	Total Corporate Bonds and Notes (Cost $1,698,304)	1,698,304

	CORPORATE PAYDOWN SECURITY — 1.21%
333,014	Duke Funding, 5.06%, 04/08/06 (b)	333,014
286,958	REMAC, 1.87%, 03/12/2025 (b)	286,958
286,958	REMAC, 2.16%, 03/12/2025 (b)	286,958

	Total Corporate Paydown Security (Cost $906,930)	906,930

Number of
Shares
	MUTUAL FUND — 0.00%
27	Merrill Lynch Premier Institutional Fund	27

	Total Mutual Fund (Cost $27)	27

Principal		Market
Amount		value
	REPURCHASE AGREEMENTS — 17.13%
$1,665,069	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	1,665,069
333,014	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	333,014
333,014	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	333,014
666,028	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	666,028
566,123	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	566,123
133,206	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	133,206
2,331,097	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	2,331,097
333,014	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	333,014
1,698,370	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	1,698,370
3,330,138	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	3,330,138
399,617	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	399,617
1,065,644	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	1,065,644

	Total Repurchase Agreements (Cost $12,854,334)	12,854,334

	Total Investments Purchased as Securities Lending Collateral (Cost $28,399,192)	28,399,192

	Total Investments — 137.95% (Cost $82,529,850)	103,520,785

	Liabilities in Excess of Other Assets — (37.95)%	(28,476,907)

	Total Net Assets — 100.00%	$75,043,878

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan.

(b)	Restricted under Rule 144a of the Securities Act of 1933.

(c)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 30, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
LEHMAN BROTHERS MUNICIPAL BOND INDEX — An unmanaged index which measures the performance of investment-grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million.
LEHMAN BROTHERS MUNICIPAL 3-10 YEAR BOND INDEX — The Lehman Brothers Municipal 3-10 Year Bond Index is a broad based index which contains all securities in the Lehman Brothers Municipal Bond Index with maturities from 3-10 years. The Index does not reflect any deduction for fees, expenses or taxes. Fund management has determined that the Lehman Brothers Municipal 3-10 Year Bond Index is the most appropriate index to use for evaluating the performance of the Fund, since the duration of the bonds in the index is closest to the anticipated duration of the bonds in the Fund’s portfolio. Therefore, the Fund intends to discontinue using the Lehman Brothers Municipal Bond Index in future years.
LIPPER INTERMEDIATE MUNICIPAL BOND FUND INDEX — An index of portfolios that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Tax-Exempt Fixed Income Fund	4.29%	3.62%	4.32%
Lehman Brothers Municipal Bond Index	8.24%	5.85%	6.11%
Lehman Brothers Municipal 3-10 Year Bond Index	5.40%	4.56%	5.17%
Lipper Intermediate Municipal Bond Funds Index	5.42%	4.26%	4.71%

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS - 95.36%
	Alabama - 1.04%
$125,000	Alabama Public School & College Authority, Series A, Revenue Bond, 5.000%, 02/01/2012	$135,265
195,000	Birmingham, Series A, Refunding, GO, 5.000%, 04/01/2008	205,635
1,200,000	Jefferson County Sewer, Refunded, Revenue Bond, 5.000%, 02/01/2033	1,295,676

		1,636,576

	Alaska - 1.21%
1,730,000	Alaska Municipal Bond Bank Authority, Series B, Revenue Bond, MBIA Insured, 5.000%, 05/01/2012	1,899,350

	Arizona - 3.44%
900,000	Arizona School Facilities Board, Revenue Bond, 5.000%, 07/01/2006	920,718
1,055,000	Arizona State Transportation Board, Series B, Revenue Bond, 5.000%, 07/01/2013	1,176,082
135,000	Maricopa County Elementary School District No 3 Tempe Elementary, Refunding, GO, FSA Insured, 5.000%, 07/01/2012	149,127
1,100,000	Mesa Street & Highway, Refunding, Revenue Bond, FGIC Insured, 5.000%, 07/01/2018	1,242,747
300,000	Navajo County Unified School District No 32 Blue Ridge, Refunding, GO, FSA Insured, 5.000%, 07/01/2014	335,175
500,000	Phoenix Civic Improvement Corp. Water Systems, Revenue Bond, MBIA Insured, 5.600%, 07/01/2017	514,605
1,000,000	Scottsdale Water & Sewer, Series E, Revenue Bond, 5.250%, 07/01/2012	1,080,110

		5,418,564

	California - 5.43%
1,500,000	California Economic Recovery, Series A, GO, 5.000%, 07/01/2015	1,656,360
1,225,000	California State Public Works Board, Series A, Revenue Bond, 5.800%, 01/01/2013	1,268,732
5,100,000	California Statewide Communities Development Authority, Series C, Revenue Bond, 3.850%, 11/01/2029	5,133,711
100,000	Fallbrook Union High School District, Refunding, GO, FGIC Insured, 5.375%, 09/01/2014	115,079
350,000	Los Angeles County Metropolitan Transportation Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2014	387,842

		8,561,724

	Connecticut - 1.02%
1,150,000	Connecticut State Special Tax Obligations, Transportation Infrastructure, Refunding, 4.000%, 09/01/2005	1,152,564
425,000	Connecticut, Series B, GO, 5.250%, 06/15/2009	460,785

		1,613,349

	District of Columbia - 3.18%
	District of Columbia Housing Finance Authority, Revenue Bond, FSA Insured,
1,335,000	3.500%, 07/01/2011	1,342,890
2,000,000	3.600%, 07/01/2012	2,013,520
200,000	District of Columbia, Series B, Unrefunded, GO, 5.500%, 06/01/2009	218,280
100,000	District of Columbia, Series B-1, Refunding, GO, 5.500%, 06/01/2007	105,004
200,000	District of Columbia, Series B-2, Refunding, GO, 5.500%, 06/01/2008	214,428
1,000,000	District of Columbia, Series C, Refunding, GO, XLCA Insured, 5.250%, 06/01/2012	1,109,690

		5,003,812

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Florida — 0.97%
$100,000	Dade County Water & Sewer System, Revenue Bond, 6.250%, 10/01/2007	$107,558
225,000	Jacksonville Excise Taxes, Revenue Bond, 5.650%, 10/01/2005	226,618
100,000	Mary Esther Water & Sewer, Refunding, Revenue Bond, MBIA Insured, 4.950%, 01/01/2007	103,256
1,000,000	Tampa Water & Sewer, Series B, Revenue Bond, 5.000%, 07/01/2010	1,087,150

		1,524,582

	Georgia — 1.06%
500,000	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond, 5.000%, 11/01/2038	542,165
1,000,000	Fulton County School District, Refunding, GO, 5.250%, 01/01/2014	1,129,090

		1,671,255

	Hawaii — 0.07%
100,000	Honolulu City & County, Series A, Prerefunded, GO, 6.000%, 01/01/2009	110,208

	Illinois - 8.13%
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, GO, 5.500%, 12/01/2012	112,625
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO, 6.050%, 12/01/2009	112,357
75,000	Chicago Park District, Revenue Bond, ACA Insured, 6.250%, 01/01/2016	84,958
3,150,000	Chicago Sales Tax, Refunding, Revenue Bond, 5.000%, 01/01/2011	3,421,656
500,000	Chicago School Finance Authority, Series A, Refunding, GO, FGIC Insured, 5.200%, 06/01/2006	511,330
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	686,269
100,000	5.375%, 01/01/2013	112,464
305,000	Chicago, Refunding, GO, FSA Insured, 5.500%, 01/01/2015	350,161
100,000	Du Page & Cook Counties Community Unit School District No 205, GO, FGIC Insured, 4.375%, 01/01/2009	104,350
3,000,000	Du Page County Transportation, Refunding, Revenue Bond, FSA Insured, 5.000%, 01/01/2020	3,257,850
100,000	Illinois State Sales Tax, Revenue Bond, 5.375%, 06/15/2007	104,890
220,000	Illinois State Sales Tax, Series 1, Revenue Bond, 5.500%, 06/15/2009	240,214
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	858,932
100,000	5.250%, 08/01/2012	111,458
1,000,000	5.375%, 07/01/2013	1,133,850
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured, 5.375%, 06/01/2014	562,605
1,000,000	Rock Island County School District No 41, GO, FSA Insured, 5.750%, 12/01/2006	1,041,540

		12,807,509

	Indiana — 2.23%
2,225,000	Indiana Bond Bank, Series C, Revenue Bond, 5.000%, 02/01/2012	2,441,203
500,000	Purdue University, Revenue Bond, 5.250%, 07/01/2008	533,525
200,000	Purdue University, Series O, Revenue Bond, 4.250%, 07/01/2008	207,728
300,000	Sunman Dearborn Intermediate School Building Corp., Revenue Bond, FGIC Insured, 5.375%, 07/15/2012	335,340

		3,517,796

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Iowa — 0.32%
$480,000	Polk County, Series C, GO, 4.000%, 06/01/2012	$497,093

	Louisiana — 1.48%
	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,247,691
1,000,000	5.000%, 05/01/2021	1,085,570

		2,333,261

	Maryland — 2.85%
1,500,000	Harford County, Refunding, GO, 4.000%, 01/15/2007	1,530,735
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	1,374,275
175,000	Maryland, GO, 5.500%, 03/01/2013	201,098
1,250,000	Maryland, Refunding, GO, 5.000%, 02/01/2012	1,384,675

		4,490,783

	Massachusetts — 7.86%
500,000	Massachusetts Bay Transportation Authority, Refunding, Revenue Bond, FGIC Insured, 5.500%, 03/01/2009	544,365
3,000,000	Massachusetts Bay Transportation Authority, Series A, Prerefunded, 5.250%, 07/01/2030	3,308,970
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond, 5.250%, 07/01/2015	1,025,748
	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
95,000	5.500%, 03/01/2012	107,267
1,000,000	5.250%, 07/01/2016	1,145,690
1,000,000	Massachusetts Bay Transportation Authority, Unrefunded, Revenue Bond, GO Insured, 7.000%, 03/01/2007	1,066,320
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond, 6.250%, 12/01/2011	140,579
1,760,000	Massachusetts Water Pollution Abatement Trust, Series 4, Prerefunded, Revenue Bond, 5.125%, 08/01/2013	1,895,133
1,500,000	Massachusetts, GO, 5.500%, 11/01/2016	1,750,800
1,255,000	Route 3 North Transportation Import Association, Revenue Bond, MBIA Insured, 5.375%, 06/15/2029	1,390,314

		12,375,186

	Michigan — 4.25%
365,000	Detroit Sewer Disposal, Revenue Bond, 7.100%, 12/15/2009	398,850
150,000	Dundee Community School District, GO, Q-SBLF Insured, 5.375%, 05/01/2010	165,090
600,000	Kalamazoo Public Library, GO, MBIA Insured, 5.400%, 05/01/2014	687,792
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	875,720
1,610,000	Michigan State Building Authority, Series 1, Revenue Bond, 6.000%, 10/01/2006	1,675,688
1,000,000	Michigan State Environmental Protection Program, GO, 5.000%, 11/01/2013	1,094,530
1,645,000	Michigan State Hospital Finance Authority, Revenue Bond, 7.125%, 05/01/2009	1,795,501

		6,693,171

	Minnesota — 0.48%
400,000	Osseo Independent School District No 279, Series A, GO, FSA Insured, 5.000%, 02/01/2013	439,116
295,000	Prior Lake Independent School District No 719, Series A, GO, FGIC Insured, 4.750%, 02/01/2010	316,494

		755,610

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Missouri — 0.21%
$300,000	Kansas City Municipal Assistance Corp., Series A, Revenue Bond, AMBAC Insured, 5.000%, 03/01/2012	$328,911

	Nebraska — 0.07%
100,000	Omaha Special Obligations, Riverfront Redevelopment Project, Series A, Revenue Bond, 5.375%, 02/01/2013	112,339

	Nevada — 0.09%
135,000	Clark County School District, GO, 6.000%, 06/15/2007	140,584

	New Jersey — 3.53%
970,000	Lenape Regional High School District, Refunding, GO, FGIC Insured, 5.000%, 04/01/2012	1,068,824
700,000	New Jersey State Turnpike Authority, Revenue Bond, MBIA Insured, 6.750%, 01/01/2009	717,381
3,270,000	New Jersey, Series L, Refunding, GO, 5.250%, 07/15/2019	3,777,929

		5,564,134

	New Mexico — 2.32%
2,350,000	New Mexico, Refunding, GO, 5.000%, 09/01/2008	2,502,703
1,035,000	University of New Mexico, Refunding, Revenue Bond, 5.250%, 06/01/2014	1,155,288

		3,657,991

	New York — 8.04%
100,000	Metropolitan Transportation Authority, Sereis A, Revenue Bond, 5.250%, 04/01/2009	105,212
375,000	Metropolitan Transportation Authority, Series B, Revenue Bond, 5.250%, 07/01/2007	392,404
900,000	Municipal Assistance Corporation For New York City, Series I, Revenue Bond, GO Insured, 6.250%, 07/01/2006	932,400
350,000	Nassau County Interim Finance Authority, Series B, Revenue Bond, 5.000%, 11/15/2007	368,263
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured, 5.625%, 01/01/2012	552,860
1,000,000	New York City Transitional Finance Authority, Series A, Refunding, Revenue Bond, 5.500%, 11/01/2026	1,113,650
2,300,000	New York State Dorm Authority, Series A, Revenue Bond, FGIC Insured, 5.250%, 05/15/2016	2,640,722
2,600,000	New York State Dormitory Authority, Series B, Revenue Bond, 5.250%, 11/15/2023	2,860,208
40,000	New York State Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured, 5.250%, 01/01/2010	42,801
260,000	New York State Thruway Authority, Series E, Unrefunded, Revenue Bond, GO Insured, 5.250%, 01/01/2010	277,298
525,000	New York, Series C, Refunding, GO, 4.000%, 04/15/2006	530,507
100,000	New York, Series F, GO, FSA Insured, 5.250%, 08/01/2011	110,760
1,300,000	Orange County, Series A, Refunding, GO, 5.000%, 07/15/2013	1,446,939
500,000	Sales Tax Asset Receivable Corp., Series A, Revenue Bond, 5.000%, 10/15/2017	556,425
650,000	Triborough Bridge & Tunnel Authority, Series B, Refunding, Revenue Bond, GO Insured, 5.250%, 11/15/2015	742,625

		12,673,074

	North Carolina — 0.88%
500,000	North Carolina Municipal Power Agency No 1 Catawba Electric, Revenue Bond, MBIA Insured, 5.250%, 01/01/2009	538,865
100,000	North Carolina Public School Building, GO, 4.600%, 04/01/2008	104,894
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$725,000	Raleigh Comb Enterprise System, Revenue Bond, 4.000%, 03/01/2008	$747,258

		1,391,017

	Ohio — 2.65%
100,000	Bowling Green State University, Revenue Bond, FGIC Insured, 5.000%, 06/01/2008	106,004
305,000	Cleveland Waterworks, Series J, Refunding, Revenue Bond, FSA Insured, 5.000%, 01/01/2008	321,156
625,000	Ohio State Higher Educational Facility Commission, Revenue Bond, 5.250%, 10/01/2014	713,300
1,920,000	Ohio State Water Development Authority Pollution Control Facilities, Revenue Bond, 5.500%, 06/01/2013	2,062,214
935,000	Ohio State Water Development Authority Water Pollution Control, Refunding, Revenue Bond, 4.000%, 12/01/2010	976,065

		4,178,739

	Oregon — 1.24%
1,350,000	Eugene, Series A, Refunding, Revenue Bond, 5.000%, 09/01/2006	1,384,803
245,000	Portland Community College District, Series B, GO, 5.125%, 06/01/2013	271,149
250,000	Washington County School District No 015, Refunding, GO, FSA Insured, 5.500%, 06/15/2019	295,067

		1,951,019

	Pennsylvania — 0.25%
100,000	Philadelphia Gas Works, Series 3, Revenue Bond, 5.000%, 08/01/2010	108,457
245,000	Scranton, Series C, GO, 6.700%, 09/01/2018	293,138

		401,595

	Puerto Rico — 2.00%
1,000,000	Commonwealth of Puerto Rico, Refunding, GO, FGIC Insured, 5.000%, 07/01/2006	1,023,410
1,595,000	Puerto Rico Electric Power Authority, Series JJ, Refunding, Revenue Bond, XLCA Insured, 5.250%, 07/01/2012	1,795,045
300,000	Puerto Rico Public Finance Corp., Series A, Revenue Bond, 5.250%, 08/01/2031	333,543

		3,151,998

	South Carolina — 1.73%
400,000	Grand Strand Water & Sewer Authority, Refunding, Revenue Bond, FSA Insured, 5.375%, 06/01/2014	449,012
2,055,000	Greenville Waterworks, Refunding, Revenue Bond, 5.000%, 02/01/2013	2,278,543

		2,727,555

	Tennessee — 1.51%
250,000	Knoxville Water, Series P, Revenue Bond, 5.000%, 03/01/2009	267,257
300,000	Memphis, GO, 5.500%, 11/01/2010	334,266
1,600,000	5.250%, 11/01/2015	1,780,176

		2,381,699

	Texas — 16.50%
100,000	Austin, Refunding, GO, 5.250%, 09/01/2007	105,166
820,000	Bexar County, Series A, GO, FSA Insured, 5.000%, 06/15/2010	888,511
700,000	College Station Independent School District, Refunding, GO, PSF-GTD Insured, 5.000%, 02/15/2013	772,037
995,000	Dallas, Prerefunded, GO, 5.000%, 02/15/2012	1,049,407
1,005,000	Dallas, Unrefunded, GO, 5.000%, 02/15/2012	1,056,587
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Texas (Continued)
$600,000	Denton Independent School District, GO, 3.000%, 08/01/2030	$596,466
515,000	Denton Utilities System, Series A, Revenue Bond, FSA Insured, 5.250%, 12/01/2013	577,948
100,000	Flower Mound Waterworks & Sewer, Revenue Bond, AMBAC Insured, 5.375%, 09/01/2006	103,035
1,000,000	Fort Worth Water & Sewer, Refunding, Revenue Bond, 5.250%, 02/15/2013	1,119,510
145,000	Frisco, GO, FGIC Insured, 5.875%, 02/15/2010	161,952
165,000	5.000%, 02/15/2012	178,721
750,000	Harris County, Refunding, GO, 5.250%, 10/01/2013	833,730
75,000	Houston, Series A-2, Refunding, GO, 2.000%, 03/01/2006	74,551
935,000	Lower Colorado River Authority, Series B, Refunding, Revenue Bond, 6.000%, 05/15/2013	1,042,964
150,000	Mansfield, GO, FGIC Insured, 5.500%, 02/15/2008	159,763
370,000	Marble Falls Independent School District, Series A, Refunding, GO, PSF—GTD Insured, 5.000%, 08/15/2015	411,895
2,300,000	North Texas Thruway Authority Dallas North Thruway System, Series A, Refunded, Revenue Bond, 5.375%, 01/01/2016	2,429,904
695,000	Pasadena Independent School District, Prerefunded, GO, PSF—GTD Insured, 5.000%, 02/15/2013	754,075
1,000,000	Plano Independent School District, GO, PSF—GTD Insured, 4.700%, 02/15/2013	1,048,470
200,000	Round Rock Independent School District, GO, PSF—GTD Insured, 4.750%, 08/01/2010	204,460
3,600,000	5.000%, 08/01/2018	3,929,112
80,000	San Antonio Electric & Gas, Prerefunded, Revenue Bond, 5.500%, 02/01/2013	84,223
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond, 5.375%, 02/01/2015	2,283,440
1,000,000	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2008	1,053,390
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond, 5.500%, 02/01/2013	73,441
200,000	Socorro Independent School District, Refunding, GO, PSF—GTD Insured 5.375%, 08/15/2013	221,848
125,000	Spring Independent School District, GO, PSF—GTD Insured, 5.875%, 08/15/2010	140,889
400,000	Texas Public Finance Authority, Refunding, GO, 5.500%, 10/01/2009	439,148
500,000	Texas State Public Finance Authority Building, Series A, Revenue Bond, 5.250%, 02/01/2016	539,560
100,000	Texas State University System, Revenue Bond, FSA Insured, 5.250%, 03/15/2010	109,179
300,000	Texas Water Financial Assistance, Series B, Refunding, GO, 5.000%, 08/01/2014	333,717
100,000	University of Texas, Revenue Bond, 5.250%, 08/15/2008	106,995
1,855,000	University of Texas, Series B, Revenue Bond, 5.250%, 07/01/2008	1,980,472
1,000,000	5.250%, 08/15/2013	1,126,330

		25,990,896

See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	MUNICIPAL BONDS (Continued)
	Utah — 2.75%
$100,000	Jordan School District, GO, 5.125%, 06/15/2008	$106,432
2,630,000	Utah, Refunding, Series A, GO, 5.000%, 07/01/2012	2,797,741
1,275,000	Utah, Series A, GO, 5.000%, 07/01/2016	1,435,778

		4,339,951

	Virginia — 1.64%
450,000	Fairfax County, Series A, Refunding, GO, STAID Insured, 5.000%, 06/01/2007	469,314
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,190,420
325,000	Newport News, Series B, GO, STAID Insured, 5.000%, 11/01/2014	359,908
100,000	Norfolk, Refunding, GO, 5.000%, 01/01/2009	107,121
450,000	Virginia Resources Authority Infrastructure, Series VA, Revenue Bond, 4.000%, 11/01/2005	452,115

		2,578,878

	Washington — 3.50%
175,000	Bellevue, Series A, Refunding, GO, 5.000%, 01/01/2006	176,990
1,165,000	King County School District No 401 Highline Public Schools, Refunding, GO, FGIC Insured, 5.000%, 12/01/2005	1,176,277
45,000	King County, Prerefunded, GO, 5.500%, 12/01/2010	50,428
55,000	King County, Unrefunded, GO, 5.500%, 12/01/2010	61,287
100,000	Seattle, GO, 5.000%, 08/01/2012	108,648
200,000	Seattle, Refunding, GO, 5.000%, 07/01/2013	218,450
100,000	Snohomish County, GO, 5.000%, 12/01/2006	103,115
700,000	Spokane County School District No 356 Central Valley, Refunding, GO, FSA Insured, 5.000%, 06/01/2011	766,472
800,000	Washington State Motor Vehicle Fuel Tax, Series C, GO, FGIC Insured, 0.000%, 06/01/2010	670,640
2,125,000	Washington, Refunding, GO, 4.000%, 01/01/2008	2,182,205

		5,514,512

	West Virginia — 0.19%
300,000	West Virginia Economic Development Authority, Revenue Bond, 4.000%, 06/01/2007	306,618
	Wisconsin — 1.24%
75,000	Douglas County, Refunding, GO, FGIC Insured, 5.500%, 02/01/2014	84,107
1,445,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured, 5.000%, 04/01/2020	1,594,890
150,000	Wisconsin, Series C, GO, 5.000%, 05/01/2008	158,547
100,000	Wisconsin, Series A, GO, 5.500%, 05/01/2009	108,954

		1,946,498

	Total Municipal Bonds (Cost $148,201,172)	150,247,837

	SHORT TERM INVESTMENTS — 2.99%
	REVENUE BONDS — 2.97%
80,000	Alachua County Health Facilities Authority, Revenue Bond, 2.300%, 10/01/2032	80,000
250,000	Arden Hills Housing & Health Care Facilities, Refunding, Revenue Bond, 2.350%, 09/01/2029	250,000
100,000	Denver City & County Multi-Family Housing, Revenue Bond, 2.330%, 12/01/2029	100,000
600,000	Iowa Higher Education Loan Authority, Revenue Bond, 2.300%, 11/01/2030	600,000
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued) June 30, 2005

Principal		Market
Amount		Value
	SHORT TERM INVESTMENTS (Continued)
	REVENUE BONDS (Continued)
$195,000	Kansas State Development Finance Authority, Revenue Bond, 2.300%, 11/15/2028	$195,000
600,000	Massachusetts State Health Educational Facilities, Series E, Revenue Bond, 2.250%, 01/01/2035	600,000
300,000	Minnesota State Higher Education Facilities Authority, Revenue Bond, 2.300%, 10/01/2020	300,000
600,000	New York City Municipal Water Finance Authority, Series C-1, Revenue Bond, 2.340%, 06/15/2018	600,000
400,000	New York City Municipal Water Finance Authority Water & Sewer System, Series F-1, Revenue Bond, 2.340%, 06/15/2033	400,000
600,000	New York, GO, 2.340%, 08/01/2021	600,000
100,000	Washington State Housing Finance Commission, Revenue Bond, 2.350%, 06/01/2032	100,000
350,000	Wisconsin St Health & Educational Facilities Authority, Series B, Revenue Bond, 2.300%, 08/15/2030	350,000
200,000	Wisconsin State Health & Educational Facilities Authority, Series B, Revenue Bond, 2.300%, 12/01/2029	200,000
200,000	Indiana Health Facility Financing Authority, Revenue Bond, 2.350%, 12/01/2029	200,000
100,000	Iowa Higher Education Loan Authority, Revenue Bond, 2.300%, 04/01/2033	100,000

		4,675,000

Number of		Market
Shares		Value
	Money Market Funds — 0.02%
28,000	First American Tax Free Obligations Fund	$28,000

	Total Short-Term Investments (Cost $4,703,000)	4,703,000

	Total Investments — 98.35% (Cost $152,904,172)	154,950,837

	Other Assets in Excess of Liabilities — 1.65%	2,594,016

	Total Net Assets — 100.00%	$157,544,853

Percentages are stated as a percent of net assets.
Glossary of Terms

AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority / Agency
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF—GTD	Permanent School Fund Guaranteed
Q—SBLF	Qualified School Board Loan
STAID	State Aid Withholding
XLCA	XL Capital Assurance
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
PERFORMANCE DATA
TOTAL RETURN BASED ON A $10,000 INVESTMENT
This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.
LEHMAN BROTHERS AGGREGATE BOND INDEX — An unmanaged index which measures the performance of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the U.S. and includes U.S. Government and corporate debt securities, mortgage- and asset-backed securities and international U.S. dollar-denominated bonds. All securities contained in the Lehman Brothers Aggregate Bond Index have a minimum term to maturity of one year.
LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS INDEX — A fixed-income fund invests at least 65% of fund assets in investment grade debt issued (rated in top four grades with dollar-weighted average maturities of one to five years).
AVERAGE ANNUAL TOTAL RETURN (for the periods ended June 30, 2005)

	One Year	Three Year	Since Inception (6/29/01)
AssetMark Core Plus Fixed Income Fund	6.47%	5.63%	5.73%
Lehman Brothers Aggregate Bond Index	6.80%	5.76%	6.47%
Lipper Intermediate Investment Grade Debt Funds Index	6.76%	5.95%	6.22%

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Number of		Market
Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.07%
	Automobiles - 0.07%
19,400	General Motors Corporation	$360,064

	Total Convertible Preferred Stocks (Cost $345,815)	360,064

	PREFERRED STOCKS - 0.86%
	Banks - 0.15%
800,000	HSBC Capital Funding L.P. (Callable at $100.00 on 06/27/2013; Acquired 08/23/2004, Cost $756,752) (a)(c)(d)	782,702

	FNMA - 0.70%
63,450	FNMA (b)	3,535,358

	Medical Supplies - 0.01%
51	Fresenius Medical Care Capital Trust II	53,423

	Total Preferred Stocks (Cost $4,330,964)	4,371,483

Principal
Amount
	ASSET BACKED SECURITIES - 4.14%
	Conseco Finance Securitizations Corp.
$325,369	Series 2000-C, 4.820%, 03/15/2030	325,975
100,000	Series 2000-4, 8.310%, 05/01/2032	85,121
	Countrywide Asset-Backed Certificates
2,000,000	Series 2004-BC5, 3.584%, 07/25/2032	2,005,069
640,000	Series 2005-4, 4.456%, 09/25/2032	642,300
	Countrywide Home Equity Loan Trust
1,837,416	Series 2003-A, 3.570%, 03/15/2029	1,843,884
2,444,385	Series 2004-S, 3.460%, 02/15/2030	2,448,557
1,653,529	Series 2004-R, 3.470%, 03/15/2030	1,660,516
2,703,940	Series 2004-N, 3.500%, 02/15/2034	2,710,088
2,386,095	Series 2004-O, 3.500%, 02/15/2034	2,392,307
	First Franklin Mortgage Loan Asset-Backed Certificates
2,000,000	Series 2004-FF8, 3.584%, 10/25/2034	2,008,489
	JetBlue Airways Corporation
900,000	Series 2004-2, G-1, 2.665%, 02/15/2018 (d)	887,602
900,000	Series 2004-2, G-2, 3.244%, 05/15/2018 (d)	882,707
	Residential Asset Mortgage Products, Inc.
926,880	Series 2004-RZ1, 3.550%, 03/25/2034	927,441
	Residential Asset Securities Corporation
1,634,721	Series 2004-KS1, 3.594%, 02/25/2034	1,638,235
	Structured Asset Investment Loan Trust
569,042	Series 2003-BC5, 3.650%, 06/25/2033	569,563

	Total Asset Backed Securities (Cost $21,012,654)	21,027,854

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.79%
	Bank of America Funding Corporation
1,285,747	Series 2005-B, 5.147%, 04/20/2035	1,308,209
	Bear Stearns Alt-A Trust
2,147,125	Series 2005-2, 4.842%, 04/25/2035	2,158,349
	Countrywide Home Loans
1,809,727	Series 2005-11, 3.610%, 03/25/2035	1,810,821
1,881,434	2005-R1, 3.670%, 03/25/2035	1,887,643
1,905,825	Series 2005-11, 4.140%, 04/25/2035	1,907,007
See notes to financial statements

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	CS First Boston Mortgage
	Securities Corp.
$700,000	Series 1997-C2, 6.550%, 01/17/2035	$735,670
	FHLMC
1,293,786	Series 1647, 6.500%, 12/15/2008	1,324,442
2,592,041	Series 2329, 6.500%, 06/15/2031	2,724,036
1,289,038	Series 2338, 6.500%, 07/15/2031	1,356,669
	FNMA
2,355,012	Series 2005-T2, 3.340%, 11/28/2035	2,353,360
	GSMPS Mortgage Loan Trust
2,184,404	Series 2005-RP1, 3.660%, 01/25/2035	2,193,402
	IMPAC Secured Assets Corp.
918,954	Series 2004-3, 3.510%, 11/25/2034	919,574
	Master Adjustable Rate Mortgages Trust
2,600,000	Series 2004-13, 3.787%, 11/21/2034	2,527,563
	Master Reperforming Loan Trust
1,000,654	Series 2005-1, 7.000%, 08/25/2034	1,052,268
	MLCC Mortgage Investors, Inc.
1,823,480	Series 2005-1, 4.981% to 4.981%, 04/25/2035	1,851,581
	Residential Asset Mortgage Products, Inc.
1,129,444	Series 2004-SL4, 7.500%, 07/25/2032	1,190,858
	Structured Adjustable Rate Mortgage Loan
1,547,619	Series 2004-1, 4.580%, 02/25/2034	1,550,242
2,602,379	Series 2004-18, 5.059%, 12/25/2034	2,626,137
	Washington Mutual Bank
3,000,000	Series 2005-AR8, 3.340%, 07/25/2045	2,999,063

	Total Collateralized Mortgage Obligations (Cost $34,492,834)	34,476,894

	CORPORATE BONDS - 15.14%
	Banks - 2.04%
	ANZ Capital Trust II
$750,000	5.360%, 12/15/2049 (Callable at $100.00 on 12/15/2013; Acquired 08/23/2004, Cost $741,990) (c)	773,123
	Bank of America Corp.
630,000	3.875%, 01/15/2008	627,896
	Bank of America, N.A.
1,000,000	3.055%, 12/09/2005 (d)	1,000,222
	Bank One Corp.
675,000	6.500%, 02/01/2006	685,419
995,000	2.625%, 06/30/2008	952,427
	Banque Paribas
320,000	6.875%, 03/01/2009	348,154
	Chuo Mitsui Trust & Banking
225,000	5.506%, 12/31/2049 (Callable at $100.00 on 04/15/2015; Acquired 02/16/2005, Cost $225,000) (c)(d)	221,458
	DBS Bank Ltd.
550,000	5.000%, 11/15/2019 (Callable at $100.00 on 11/15/2014; Acquired 09/23/2004, Cost $548,350) (c)	557,602
	First Chicago Corporation
700,000	6.375%, 01/30/2009	749,643
	Greenpoint Bank
375,000	9.250%, 10/01/2010	457,460
	HBOS Capital Funding L.P.
700,000	6.071%, 06/01/2049 (Callable at $100.00 on 06/30/2014; Acquired on 08/23/2004, Cost $725,312) (c)(d)	756,925
	Mizuho Financial Group Ltd.
450,000	5.790%, 04/15/2014 (Acquired 08/23/2004, Cost $457,976) (b)(c)	474,147
	Popular North America, Inc.
700,000	4.700%, 06/30/2009	707,974
	Royal Bank of Scotland Group PLC
990,000	9.118%, 03/31/2049	1,180,188
	Sovereign Bank
550,000	4.375%, 08/01/2013 (d)	547,858
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Banks (Continued)
	Wells Fargo Company
$320,000	4.200%, 01/15/2010	$320,158

		10,360,654

	Auto Components - 0.17%
	Dana Corporation
875,000	5.850%, 01/15/2015	774,375
	Visteon Corp.
90,000	8.250%, 08/01/2010	83,700

		858,075

	Automobiles - 1.59%
	DaimlerChrysler N.A.
750,000	3.859%, 09/10/2007 (d)	750,439
275,000	4.050%, 06/04/2008	270,972
150,000	7.200%, 09/01/2009	163,425
	Ford Motor Credit Company
725,000	6.875%, 02/01/2006	732,348
770,000	6.625%, 06/16/2008 (b)	760,989
3,775,000	7.375%, 10/28/2009	3,692,222
	Ford Motor Company
175,000	6.625%, 10/01/2028	137,635
950,000	7.450%, 07/16/2031 (b)	795,104
	General Motors Corporation
900,000	8.375%, 07/15/2033 (b)	756,000

		8,059,134

	Beverages - 0.10%
	Anheuser-Busch Companies, Inc.
490,000	4.950%, 01/15/2014 (b)	509,864

	Capital Markets - 0.40%
	Goldman Sachs Group, Inc.
310,000	4.125%, 01/15/2008	310,006
180,000	4.500%, 06/15/2010	180,779
	Lehman Brothers Holdings, Inc.
350,000	4.000%, 01/22/2008	348,958
650,000	4.250%, 01/27/2010	648,740
	Morgan Stanley
570,000	3.625%, 04/01/2008	561,525

		2,050,008

	Chemicals - 0.13%
	IMC Global, Inc.
70,000	10.875%, 06/01/2008	79,100
	Lubrizol Corp.
275,000	4.625%, 10/01/2009	275,296
150,000	7.250%, 06/15/2025	175,599
	Lyondell Chemical Co.
12,000	9.625%, 05/01/2007	12,870
	Macdermid, Inc.
20,000	9.125%, 07/15/2011	21,650
	Rhodia S.A.
40,000	10.250%, 06/01/2010	43,100
	Westlake Chemical Corp.
40,000	8.750%, 07/15/2011	43,700

		651,315

	Commercial Services - 0.01%
	DI Finance / Dyncorp International
50,000	9.500%, 02/15/2013 (Callable at $104.75 on 02/15/2009; Acquired 03/01/2005 through 03/08/2005, Cost $51,113) (c).	46,750

	Commercial Services & Supplies - 0.22%
	PHH Corp.
725,000	6.000%, 03/01/2008	747,778
	Waste Management, Inc.
325,000	6.375%, 11/15/2012	355,384

		1,103,162

	Communications - 1.27%
	AMFM Inc.
150,000	8.000%, 11/01/2008	161,393
	British Telecommunications PLC
295,000	8.375%, 12/15/2010	349,666
	Comcast Cable Communications Holdings, Inc.
1,000,000	9.455%, 11/15/2022	1,418,138
	Deutsche Telekom International Finance B.V.
140,000	5.250%, 07/22/2013	145,590
450,000	8.750%, 06/15/2030	611,183
	Eircom Funding
45,000	8.250%, 08/15/2013	49,050
	News America, Inc.
160,000	6.200%, 12/15/2034	168,501
	Rogers Cable, Inc.
200,000	5.500%, 03/15/2014	189,500
50,000	6.750%, 03/15/2015	51,250
	Rogers Wireless, Inc.
60,000	7.500%, 03/15/2015	65,550
See notes to financial statements.

AssetMark Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Communications (Continued)
	Sprint Capital Corp.
$1,220,000	6.000%, 01/15/2007 (b)	$1,250,644
700,000	6.875%, 11/15/2028	806,001
	Telecom Italia Capital
125,000	4.000%, 01/15/2010 (Acquired 04/04/2005, Cost $119,658) (c)	121,583
500,000	4.950%, 09/30/2014 (Acquired 09/28/2004, Cost $498,255) (c)	495,981
	Valor Telecommunications Enterprise
20,000	7.750%, 02/15/2015 (Callable at $103.88 on 02/15/2010; Acquired 06/15/2005, Cost $19,800) (c)	19,750
	Verizon Global Funding Corp.
490,000	7.375%, 09/01/2012	573,375

		6,477,155

	Computers & Peripherals - 0.35%
	Compaq Computer Corp.
1,780,000	7.650%, 08/01/2005	1,787,212

	Construction Machinery And Equipment - 0.01%
	Case New Holland, Inc.
24,000	9.250%, 08/01/2011 (Callable at $104.62 on 08/01/2007; Acquired 02/04/2005 and 02/23/2005, Cost $26,159) (c)	25,320

	Consumer Products - 0.00%
	American Achievement Corp.
20,000	8.250%, 04/01/2012 (Callable at $104.125 on 04/01/2008) (c)	20,200

	Containers & Packaging - 0.00%
	Solo Cup Company
20,000	8.500%, 02/15/2014	18,800

	Diversified Financial Services - 1.50%
	Citigroup, Inc.
710,000	5.750%, 05/10/2006	720,779
467,000	5.000%, 09/15/2014 (b)	478,593
	General Electric Capital Corporation
530,000	4.250%, 01/15/2008 (b)	532,364
650,000	3.670%, 09/15/2014 (d)	655,179
	General Motors Acceptance Corporation
425,000	6.750%, 01/15/2006	428,408
20,000	6.125%, 02/01/2007	19,870
140,000	6.150%, 04/05/2007	139,329
430,000	4.100%, 07/16/2007 (d)	415,177
70,000	6.311%, 11/30/2007	67,844
510,000	6.125%, 01/22/2008 (b)	493,974
330,000	4.200%, 09/23/2008 (d)	305,351
2,340,000	5.625%, 05/15/2009 (b)	2,193,249
270,000	7.750%, 01/19/2010 (b)	264,184
	HSBC Finance Corp.
685,000	4.125%, 11/16/2009 (b)	678,265
	Rabobank Capital Funding Trust II
30,000	5.260%, 12/29/2049 (Callable At $100.00 on 12/31/2013; Acquired 05/23/2005, Cost $30,541) (c)(d)	30,915
	Rabobank Capital Funding Trust III
180,000	5.254%, 10/31/2049 (Callable at $100.00 on 10/21/2016; Acquired 10/14/2004 and 05/20/2005, Cost $180,463) (c)(d)	185,025

		7,608,506

	Diversified Telecommunication Services - 0.17%
	ALLTEL Corporation
300,000	4.656%, 05/17/2007	302,489
	Cincinnati Bell, Inc.
65,000	7.250%, 07/15/2013	68,575
31,000	7.000%, 02/15/2015 (Callable at $103.50 on 02/15/2010; Acquired 02/02/2005, Cost $31,000) (c)	30,457
	Qwest Communications International, Inc.
330,000	7.268%, 02/15/2009 (Callable At $102.00 on 02/15/2006; Acquired 06/09/2005, Cost $321,856) (c)(d)	325,875
127,000	7.250%, 02/15/2011	123,508

		850,904

	Electric Services - 0.33%
	CenterPoint Energy Resources Corp.
700,000	7.875%, 04/01/2013	832,723
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Electric Services (Continued)
	CenterPoint Energy, Inc.
$50,000	7.250%, 09/01/2010	$55,536
	Midamerican Energy Holdings
700,000	7.520%, 09/15/2008	761,200
	Sithe/Independence Funding Corp.
20,000	9.000%, 12/30/2013	21,546

		1,671,005

	Electric Utilities - 1.01%
	Dominion Resources Inc.
80,000	4.750%, 12/15/2010	80,581
300,000	5.700%, 09/17/2012	316,823
	Duke Energy Corp.
415,000	5.625%, 11/30/2012 (b)	440,896
	Empresa Nacional de Electricidad S.A.
80,000	8.350%, 08/01/2013	93,083
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	218,812
1,135,000	7.375%, 11/15/2031	1,391,877
	Oncor Electric Delivery Co.
130,000	6.375%, 01/15/2015	144,360
	Pacific Gas & Electric Co.
470,000	6.050%, 03/01/2034	519,829
	TXU Corp.
550,000	4.800%, 11/15/2009 (Acquired 11/22/2004 and 03/28/2005, Cost $547,309) (c)	542,724
375,000	6.500%, 11/15/2024 (Acquired 11/22/2004, Cost $373,395) (c)	369,203
1,045,000	6.550%, 11/15/2034 (Acquired 03/31/2005 through 05/06/2005, Cost $972,236) (c)	1,031,543

		5,149,731

	Electrical Equipment - 0.46%
	Flextronics International Ltd.
10,000	6.250%, 11/15/2014	9,975
	Tyco International Group S.A.
500,000	4.436%, 06/15/2007 (Acquired 08/23/2004, Cost $507,352) (c)	501,227
925,000	6.375%, 10/15/2011	1,017,255
655,000	6.875%, 01/15/2029	784,300

		2,312,757

	Energy Equipment & Services - 0.01%
	Pride International Inc.
50,000	7.375%, 07/15/2014	55,125

	Fixed-income securities — Non North American - 0.15%
	Ameritech Capital Funding Corp.
700,000	6.250%, 05/18/2009	744,608

	Food & Staples Retailing - 0.22%
	Wal-Mart Stores, Inc.
1,150,000	3.375%, 10/01/2008 (b)	1,128,282

	Food Products - 0.13%
	Kraft Foods, Inc.
405,000	5.625%, 11/01/2011 (b)	430,205
	Tyson Foods, Inc.
200,000	8.250%, 10/01/2011 (b)	237,490

		667,695

	Health Care Providers & Services - 0.28%
	Davita, Inc.
50,000	7.250%, 03/15/2015 (Callable at $103.63 on 03/15/2010; Acquired 03/15/2005 through 05/17/2005, Cost $48, 638) (c)	51,625
	HCA Inc.
160,000	7.690%, 06/15/2025	172,220
	HCA, Inc.
125,000	6.950%, 05/01/2012	133,127
	Service Corporation International
80,000	7.000%, 06/15/2017 (Acquired 06/10/2005, Cost $79,202) (c)	82,600
	Tenet Healthcare Corp.
39,000	9.875%, 07/01/2014	42,023
908,000	9.250%, 02/01/2015 (Acquired 01/25/2005, Cost $893,526) (c)	946,590

		1,428,185

	Hotels Restaurants & Leisure - 0.18%
	Harrahs Operating Company, Inc.
500,000	5.500%, 07/01/2010	516,581
	Inn of the Mountain Gods Resort & Casino
70,000	12.000%, 11/15/2010 (b)	81,200
	MGM Mirage Inc.
10,000	9.500%, 08/01/2008	11,188
180,000	8.500%, 09/15/2010	200,700
70,000	6.625%, 07/15/2015 (Acquired 06/09/2005, Cost $70,000) (c)	71,138
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Hotels Restaurants & Leisure (Continued)
	Premier Entertainment Biloxi LLC
$30,000	10.750%, 02/01/2012	$29,250
	River Rock Entertainment
20,000	9.750%, 11/01/2011	22,050

		932,107

	Household Durables - 0.12%
	D.R. Horton, Inc.
600,000	5.375%, 06/15/2012	589,841

	Insurance - 0.87%
	ACE INA Holdings Inc.
250,000	5.875%, 06/15/2014	262,445
	ACE Limited
150,000	6.000%, 04/01/2007	154,210
	Arch Capital Group Ltd.
400,000	7.350%, 05/01/2034	452,891
	ASIF Global Financing XIX
130,000	4.900%, 01/17/2013 (Acquired 05/18/2005 through 05/20/2005, Cost $129,758) (c)	132,123
	ASIF Global Financing XXIII
1,250,000	3.900%, 10/22/2008 (Acquired 04/01/2005, Cost $1,219,575) (c)	1,227,907
	CNA Financial Corp.
350,000	7.250%, 11/15/2023 (b)	389,298
	Liberty Mutual Group, Inc.
300,000	7.000%, 03/15/2034 (Acquired 09/09/2004, Cost $304,444) (c)	316,723
	Prudential Insurance Co.
650,000	7.650%, 07/01/2007 (Acquired 08/24/2004, Cost $701,621) (c)	693,285
	QBE Insurance Group Ltd.
450,000	5.647%, 07/01/2023 (Callable at $100.00 on 07/01/2013; Acquired 08/23/2004, Cost $441,198) (c)(d)	460,968
	Royal & Sun Alliance Insurance
150,000	8.500%, 12/08/2049 GBP	310,159

		4,400,009

	Leisure Equipment & Products - 0.01%
	Eastman Kodak Co.
50,000	7.250%, 11/15/2013	52,817

	Machinery - 0.00%
	Terex Corp.
5,000	7.375%, 01/15/2014	5,200

	Media - 0.80%
	Comcast Corp.
730,000	6.500%, 01/15/2015	815,155
	COX Communications, Inc.
220,000	3.875%, 10/01/2008	215,528
775,000	4.625%, 01/15/2010	773,735
	COX Enterprises, Inc.
520,000	4.375%, 05/01/2008 (Acquired 03/17/2005, Cost $515,541) (c)	515,672
	CSC Holdings, Inc.
15,000	7.625%, 04/01/2011 (c)	14,887
100,000	7.625%, 07/15/2018	97,000
	DirecTV Holdings LLC
50,000	6.375%, 06/15/2015 (Callable at $103.19on06/15/2010;Acquired 06/09/2005, Cost $49,500) (c)	50,000
	EchoStar DBS Corporation
40,000	6.625%, 10/01/2014	39,700
	Liberty Media Corp.
460,000	7.875%, 07/15/2009	491,323
170,000	5.700%, 05/15/2013	158,362
	The Reader’s Digest Association Inc.
20,000	6.500%, 03/01/2011	20,400
	Time Warner, Inc.
450,000	6.875%, 05/01/2012 (b)	508,491
280,000	7.700%, 05/01/2032 (b)	355,348

		4,055,601

	Metal Mining - 0.02%
	Codelco Inc.
100,000	4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)	99,077

	Multiline Retail - 0.10%
	JCPenney Co., Inc.
20,000	7.400%, 04/01/2037	21,700
	Target Corp.
470,000	5.400%, 10/01/2008	489,093

		510,793

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	CORPORATE BONDS (Continued)
	Multi-Utilities & Unregulated Power - 0.00%
	NRG Energy, Inc.
$20,000	8.000%, 12/15/2013 (Callable at $104.00 on 12/15/2008;Acquired 05/16/2005, Cost $20,200) (c)	$21,200

	Oil & Gas - 1.28%
	Amerada Hess Corp.
830,000	7.300%, 08/15/2031 (b)	1,004,668
325,000	7.125%, 03/15/2033	386,762
	AmeriGas Partners, L.P.
50,000	7.250%, 05/20/2015 (Callable at $103.625 on 05/20/2010; Acquired 04/13/2005, Cost $50,000) (c)	52,250
	Anadarko Finance Co.
380,000	6.750%, 05/01/2011 (c)	422,734
	Apache Finance Canada Corp.
445,000	4.375%, 05/15/2015 (b)(c)	444,979
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015 (Callable at $103.19 on 12/15/2009; Acquired 12/01/2004, Cost $59,434) (c)	61,800
60,000	6.250%, 01/15/2018 (Callable at $103.13 on 07/15/2010; Acquired 06/06/2005, Cost $59,354) (c)	59,400
	ChevronTexaco Capital Co.
420,000	3.500%, 09/17/2007 (b)	416,148
	Conoco Funding Co.
70,000	6.350%, 10/15/2011	77,612
	Conoco Inc.
655,000	6.950%, 04/15/2029	825,541
	ConocoPhillips Inc.
285,000	4.750%, 10/15/2012	292,096
	Devon Energy Corporation
415,000	7.950%, 04/15/2032	547,636
	El Paso Natural Gas Co.
309,000	8.375%, 06/15/2032	360,912
	El Paso Corporation
48,000	7.800%, 08/01/2031	46,920
	Enterprise Products Operating L.P.
225,000	4.950%, 06/01/2010	226,302
	Kerr-McGee Corp.
340,000	7.875%, 09/15/2031 (b)	388,861
	Peabody Energy Corp.
50,000	5.875%, 04/15/2016	50,250
	Suburban Propane Partners L.P.
50,000	6.875%, 12/15/2013	47,750
60,000	6.875%, 12/15/2013 (Callable at $103.44 on 12/15/2008; Acquired 03/17/2005, Cost $59,509) (c)	57,300
	Western Oil Sands, Inc.
150,000	8.375%,05/01/2012	171,562
	Williams Companies, Inc.
500,000	7.500%,01/15/2031	543,750

		6,485,233

	Paper & Forest Products - 0.20%
	Abitibi-Consolidated Inc.
10,000	7.750%, 06/15/2011 (c)	10,100
	International Paper Co.
210,000	5.500%,01/15/2014	214,799
	Weyerhaeuser Co.
705,000	6.750%, 03/15/2012 (b)	776,722

		1,001,621

	Railroad Transportation - 0.00%
	Kansas City Southern Railway Co.
14,000	9.500%,10/01/2008	15,330

	Real Estate - 0.47%
	EOP Operating L.P.
300,000	7.750%, 11/15/2007	322,302
	Forest City Enterprises, Inc.
10,000	7.625%, 06/01/2015	10,750
29,000	6.500%, 02/01/2017	29,072
	iStar Financial, Inc.
225,000	8.750%, 08/15/2008	251,702
400,000	5.700%, 03/01/2014	405,822
	Simon Property Group, L.P.
300,000	6.875%, 10/27/2005	302,711
350,000	7.125%, 09/20/2007	369,348
	Summit Properties Partnership
515,000	7.200%, 08/15/2007	534,576
	Ventas Realty L.P.
50,000	6.750%, 06/01/2010 (Acquired 05/26/2005, Cost $50,000) (c)	52,128
40,000	9.000%, 05/01/2012	46,200
30,000	6.625%, 10/15/2014	30,300
40,000	7.125%, 06/01/2015 (Callable at $103.56 on 06/01/2010; Acquired 05/26/2005, Cost $40,000) (c)	41,800

		2,396,711

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal			Market
Amount			Value
	CORPORATE BONDS (Continued)
	Road & Rail - 0.05%
	Union Pacific Corp.
$230,000	5.375%, 05/01/2014		$240,275

	Software - 0.08%
	Computer Associates, Inc.
425,000	4.750%, 12/01/2009 (Acquired 11/15/2004 through 06/08/2005, Cost $421,507) (c)		424,064
	Specialty - 0.01%
	Sensus Metering Systems, Inc.
40,000	8.625%, 12/15/2013		37,400
	UGS Corp.
30,000	10.000%, 06/01/2012		33,450

			70,850

	Specialty Retail - 0.02%
	Toys R US, Inc.
112,000	7.375%, 10/15/2018		91,280

	Textiles, Apparel & Luxury Goods - 0.01%
	Oxford Industries, Inc.
50,000	8.875%, 06/01/2011		53,750
	Russell Corp.
10,000	9.250%, 05/01/2010		10,600

			64,350

	Tobacco - 0.26%
	Altria Group, Inc.
770,000	7.000%, 11/04/2013		863,088
	Philip Morris Companies, Inc.
400,000	7.750%, 01/15/2027		481,702

			1,344,790

	Transportation - 0.01%
	Horizon Lines LLC
52,000	9.000%, 11/01/2012 (Callable at $104.50 on 11/01/2008; Acquired 01/24/2005 and 03/17/2005, Cost $55,563) (c)		54,730

	Water Transportation - 0.03%
	Omi Corp.
30,000	7.625%, 12/01/2013		30,037
	Teekay Shipping Corp.
86,000	8.875%, 07/15/2011		98,578

			128,615

	Wireless Telecommunication Services - 0.07%
	America Movil SA de CV
225,000	6.375%, 03/01/2035		220,691
	Nextel Communications, Inc.
15,000	5.950%, 03/15/2014		15,656
120,000	7.375%, 08/01/2015		130,200

			366,547

	Total Corporate Bonds (Cost $75,667,288)		76,935,488

	FOREIGN GOVERNMENT AGENCY ISSUES - 1.42%
	Bundesrepublic Deutschland
2,560,000	4.250%, 01/04/2014	EUR	3,392,361
	Poland Government Bond
10,000,000	6.000%, 05/24/2009	PLZ	3,135,274
	Republic of Argentina
750,000	1.980%, 08/03/2012 (d)		682,626

	Total Foreign Government Agency Issues (Cost $7,308,989)		7,210,261

	FOREIGN GOVERNMENT NOTE/BONDS - 5.68%
	Republic of Argentina
2,400,000	2.000%, 01/03/2016	ARS	1,258,526
	Australian Government Bond
1,410,000	5.250%, 08/15/2010	AUD	1,080,150
	Federal Republic of Brazil
840,000	14.500%, 10/15/2009		1,096,200
255,297	4.313%, 04/15/2012 (d)		247,001
432,751	8.000%, 04/15/2014		446,056
1,000,000	10.125%, 05/15/2027		1,163,500
360,000	11.000%, 08/17/2040		433,530
	Canadian Government Inflationary Index Note
813,380	4.000%, 12/01/2031	CAD	955,277
	Republic of Columbia
100,000	10.500%, 07/09/2010		119,500
390,000	11.750%, 02/25/2020		514,800
	Republic of El Salvador
150,000	7.650%, 06/15/2035 (Acquired 06/01/2005, Cost $149,211) (c)		150,000
	Government of France
2,987,568	3.000%, 07/25/2009	EUR	3,981,111
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal			Market
Amount			Value
	FOREIGN GOVERNMENT NOTE/BONDS (Continued)
	Republic of Guatemala
$120,000	8.125%, 10/06/2034 (Acquired on 09/29/2004 and 10/08/2004, Cost $120,995) (c)		$129,000
	Republic of Bulgaria
570,000	8.250%, 01/15/2015 (Acquired 08/23/2004 and 05/18/2005, Cost $693,347) (c)		718,913
	Republic of Italy
680,000	4.000%, 06/16/2008		681,993
	United Mexican States
720,000	8.375%, 01/14/2011		839,880
35,000,000	8.000%, 12/19/2013	MXN	3,018,927
520,000	11.500%, 05/15/2026		835,900
400,000	8.300%, 08/15/2031		499,000
1,920,000	7.500%, 04/08/2033		2,208,000
	Ministry of Finance of Russia
1,450,000	3.000%, 05/14/2008		1,371,700
	Republic of Panama
130,000	9.625%, 02/08/2011		156,000
320,000	10.750%, 05/15/2020		435,200
20,000	9.375%, 01/16/2023		24,800
	Republic of Peru
314,500	5.000%, 03/07/2017 (d)		302,140
270,000	8.750%, 11/21/2033		305,775
	State of Qatar
490,000	9.750%, 06/15/2030		764,498
	Republic of El Salvador
80,000	8.250%, 04/10/2032		86,160
	Russia Federation
4,480,000	5.000%, 03/31/2030		5,012,538

	Total Foreign Government Note/Bonds (Cost $27,734,989)		28,836,075

	MORTGAGE BACKED SECURITIES - 10.37%
	FHLMC
8,344,748	Pool # 1G-0058, 4.627%, 01/01/2035		8,384,227
	FHLMC Gold
968,313	Pool #C0-1385, 6.500%, 08/01/2032		1,004,228
337,502	Pool #C7-0562, 6.500%, 09/01/2032		350,020
579,387	Pool #C7-0760, 6.500%, 09/01/2032		600,877
5,190,659	Pool #G0-1767, 6.500%, 12/01/2032		5,386,371
	FNMA
534,425	Pool # 721345, 4.500%, 06/01/2018		532,547
683,330	Pool # 690603, 4.500%, 11/01/2018		680,928
394,409	Pool # 744820, 4.500%, 11/01/2018		393,212
257,468	Pool # 754019, 4.500%, 12/01/2018		256,563
225,201	Pool # 750039, 4.500%, 02/01/2019		224,422
176,783	Pool # 733984, 4.500%, 03/01/2019		176,172
448,397	Pool # 769573, 4.500%, 03/01/2019		446,847
688,744	Pool # 771829, 4.500%, 03/01/2019		686,323
832,020	Pool # 771858, 4.500%, 03/01/2019		829,096
680,798	Pool # 773533, 4.500%, 04/01/2019		678,445
126,430	Pool # 796679, 4.500%, 10/01/2019		125,993
167,673	Pool # 251925, 6.500%, 07/01/2028		174,175
181,965	Pool # 435151, 6.500%, 07/01/2028		189,020
880,744	Pool # 433575, 6.500%, 09/01/2028		914,896
569,627	Pool # 251985, 6.500%, 10/01/2028		591,715
927,112	Pool # 446107, 6.500%, 11/01/2028		963,062
878,280	Pool # 452955, 6.500%, 11/01/2028		912,336
590,048	Pool # 457553, 6.500%, 01/01/2029		612,928
376,272	Pool # 252255, 6.500%, 02/01/2029		390,863
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal			Market
Amount			Value
	MORTGAGE BACKED SECURITIES (Continued)
$231,457	Pool # 252342, 6.500%, 04/01/2029		$240,445
884,516	Pool # 323632, 6.500%, 04/01/2029		918,852
1,021,189	Pool # 494339, 6.500%, 04/01/2029		1,060,843
212,396	Pool # 252497, 6.500%, 06/01/2029		220,643
111,590	Pool # 498092, 6.500%, 06/01/2029		115,924
933,173	Pool # 500441, 6.500%, 06/01/2029		969,410
1,150,893	Pool # 501198, 6.500%, 06/01/2029		1,195,584
533,724	Pool # 503223, 6.500%, 07/01/2029		554,449
154,862	Pool # 504708, 6.500%, 07/01/2029		160,876
136,646	Pool # 535476, 6.500%, 07/01/2029		141,944
1,596,040	Pool # 544859, 4.152%, 08/01/2029		1,609,772
108,937	Pool # 535506, 6.500%, 08/01/2030		113,167
2,655,564	Pool # 786848, 7.000%, 10/01/2031		2,806,225
1,701,003	Pool # 607398, 6.500%, 11/01/2031		1,764,958
1,632,025	Pool # 725932, 6.500%, 12/01/2031		1,694,300
2,507,079	Pool # 545817, 6.500%, 08/01/2032		2,599,726
2,159,254	Pool # 555254, 6.500%, 01/01/2033		2,240,439
2,258,881	Pool # 733132, 3.523%, 04/01/2034		2,268,148
	GNMA
853,765	Pool # 081116 M, 4.750%, 10/20/2034		859,989
930,058	Pool # 081150 M, 4.500%, 11/20/2034		927,395
2,770,076	Pool # 081153 M, 4.750%, 11/20/2034		2,790,195
	GS Mortgage Securities Corporation II
800,000	Series 2005-GG4, 4.680%, 07/10/2039		810,193
	LB-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.664%, 07/15/2030		604,851
520,000	Series 2005-C3, 4.739%, 07/15/2030		524,729

	Total Mortgage Backed Securities (Cost $52,975,970)		52,698,323

	SUPRANATIONAL OBLIGATIONS - 0.22%
	General Motors Acceptance Corporation
300,000	4.000%, 02/09/2006	EUR	363,060
275,000	5.750%, 02/14/2006		334,575
	General Motors Corporation
250,000	8.375%, 07/05/2033		250,027
	Morgan Stanley Bank (Gazprom)
70,000	9.625%, 03/01/2013		86,030
	Telecom Italia Finance N.V.
50,000	7.750%, 01/24/2033	EUR	84,334

	Total Supranational Obligations (Cost $1,221,818)		1,118,026

	U.S. GOVERNMENT AGENCY ISSUES - 26.87%
	FFCB - 0.98%
2,000,000	3.800%, 09/07/2007 (b)		1,998,568
3,000,000	3.625%, 01/04/2008		2,984,298
	FHLB - 3.59%
2,400,000	2.500%, 04/11/2006 (b)		2,377,714
2,000,000	2.875%, 05/23/2006 (b)		1,985,008
5,000,000	3.500%, 05/15/2007 (b)		4,968,530
4,000,000	3.625%, 02/15/2008 (b)		3,973,652
760,000	4.125%, 04/18/2008 (b)		765,512
3,000,000	3.750%, 08/15/2008 (b)		2,983,509
1,200,000	4.080%, 04/26/2010 (b)		1,204,320
	FHLMC
3,200,000	7.000%, 03/15/2010 (b)		3,612,829
3,700,000	5.625%, 03/15/2011 (b)		3,999,796
	FNMA - 16.15%
1,980,000	3.100%, 09/15/2005 (b)(d)		1,979,871
1,590,000	2.776%, 01/09/2006 (d)		1,589,863
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES (Continued)
	FNMA (Continued)
$2,000,000	5.500%, 02/15/2006 (b)	$2,021,968
3,000,000	3.250%, 07/12/2006 (b)	2,984,742
6,000,000	2.200%, 12/04/2006 (b)	5,869,542
3,000,000	3.550%, 01/12/2007 (b)	2,989,197
3,300,000	7.250%, 01/15/2010 (b)	3,745,668
220,000	3.875%, 02/15/2010	219,804
2,000,000	7.125%, 06/15/2010 (b)	2,280,158
3,000,000	5.500%, 03/15/2011 (b)	3,221,898
2,010,000	4.625%, 10/15/2014 (b)	2,065,283
4,500,000	5.500%, TBA	4,619,529
1,100,000	4.000%, TBA	1,077,657
18,400,000	5.500%, TBA	18,865,741
16,900,000	5.000%, TBA	16,905,273
6,100,000	5.500%, TBA (e)	6,183,875
3,300,000	6.000%, TBA	3,383,530
1,000,000	6.000%, TBA	1,024,375
1,000,000	6.500%, TBA	1,034,375
	GNMA - 4.11%
4,300,000	5.000%, TBA	4,333,591
12,300,000	6.000%, TBA	12,688,213
3,700,000	6.500%, TBA	3,865,346
	Tennessee Valley Authority - 0.54%
2,710,000	4.650%, 06/15/2035	2,725,675

	Total U.S. Government Agency Issues (Cost $136,322,090)	136,528,910

	U.S. TREASURY OBLIGATIONS - 19.53%
	U.S. Treasury Bond - 2.35%
4,211,172	2.375%, 01/15/2025 (b)	4,611,069
224,861	3.875%, 04/15/2029	316,106
5,400,000	6.250%, 05/15/2030 (b)	7,035,401

		11,962,576

	U.S. Treasury Note - 14.48%
6,000,000	2.500%, 09/30/2006 (b)	5,922,192
1,400,000	2.875%, 11/30/2006 (b)	1,386,165
3,438,372	3.375%, 01/15/2007	3,548,644
790,000	3.750%, 03/31/2007 (b)	791,450
130,000	3.625%, 04/30/2007 (b)	129,970
290,000	3.000%, 02/15/2008 (b)	285,390
740,000	3.375%, 02/15/2008 (b)	734,855
3,000,000	3.750%, 05/15/2008 (b)	3,007,503
1,352,405	3.875%, 01/15/2009 (b)	1,471,956
13,930,000	3.375%, 10/15/2009 (b)	13,738,476
9,050,000	3.500%, 12/15/2009 (b)	8,967,636
240,000	3.625%, 01/15/2010 (b)	238,941
9,020,000	3.500%, 02/15/2010 (b)	8,932,272
174,587	0.875%, 04/15/2010	170,331
5,850,000	4.000%, 04/15/2010 (b)	5,915,818
2,040,000	3.875%, 02/15/2013 (b)	2,043,109
7,400,000	4.250%, 08/15/2013 (b)	7,587,316
3,327,290	2.000%, 01/15/2014 (b)	3,428,280
1,700,000	4.750%, 05/15/2014 (b)	1,804,392
350,931	2.000%, 07/15/2014	361,720
730,000	4.250%, 11/15/2014 (b)	747,367
2,330,000	4.125%, 05/15/2015 (b) (e)	2,364,768

		73,578,551

	U.S. Treasury Strip - 2.70%
2,200,000	0.000%, 02/15/2019 (b)	1,237,273
1,000,000	0.000%, 05/15/2020	528,826
8,600,000	0.000%, 11/15/2021 (b)	4,244,410
4,250,000	0.000%, 11/15/2022	1,998,762
4,000,000	0.000%, 11/15/2026 (b)	1,584,540
2,700,000	0.000%, 08/15/2027 (b)	1,037,610
8,030,000	0.000%, 11/15/2027 (b)	3,059,454

		13,690,875

	Total U.S. Treasury Obligations (Cost $97,633,154)	99,232,002

Contracts
	CALL OPTIONS PURCHASED - 0.00%
	U.S. Treasury Note
53	Expiration: July, 2005, Exercise Price: $101.450 (a)	1,491

	Total Call Options Purchased (Cost $4,638)	1,491

Principal
Amount
	CERTIFICATE OF DEPOSIT - 0.47%
	Depository Institutions - 0.47%
	Treasury Bank
$2,400,000	3.310%, 11/23/2005 (d)	2,399,462

	Total Certificate of Deposit (Cost $2,400,000)	2,399,462

	SHORT TERM INVESTMENTS - 22.34%
	Commercial Paper - 0.49%
	BAC
2,500,000	3.360%, 09/30/2005	2,478,767

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

		Market
Shares		Value
	SHORT TERM INVESTMENTS (Continued)
	Money Market Funds — 0.15%
771,394	Federated Prime Obligations Fund .	$771,394

Principal
Amount
	Repurchase Agreements — 21.55%
	Countrywide Capital
$59,500,000	3.250%, 07/01/2005, repurchase price $59,505,372, maturing 7/1/05 (collateralized by FNMA, 6.625%, 11/15/30)	59,500,000
	UBS Warburg
50,000,000	3.300%, 07/01/2005, repurchase price $50,004,583, maturing 7/1/05 (collateralized by FHLMC, 6.25%, 7/15/2032)	50,000,000

		109,500,000

	U.S. Government Agency Issues — 0.15%
	FNMA
745,000	0.000%, 12/05/2005 (f)	733,742

	Total Short-Term Investments (Cost $113,484,142)	113,483,903

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL — 31.35%
	CERTIFICATES OF DEPOSIT — 2.21%
5,603,313	Concord Bank, N.A., 3.19%, 07/13/05 (c)	5,603,313
2,801,657	Natexis Banque, 3.52%, 07/12/05 (d)	2,800,667
2,801,657	Natexis Banque, 3.36%, 10/31/05	2,801,657

	Total Certificates of Deposit (Cost $11,205,637)	11,205,637

	COMMERCIAL PAPER — 12.08%
6,537,199	Antalis U.S. Funding Corp., 3.25%, 07/01/05 (c) (d)	6,533,067
1,867,771	CCN Bluegrass, 3.33%, 05/18/06 (c)	1,867,771
3,735,542	CCN Independence IV LLC, 3.29%, 4/17/06 (c)	3,735,542
5,976,867	CCN Orchard Park, 3.25%, 04/06/06 (c)	5,976,867
1,680,994	Concord Minutemen Capital Co., 3.13%, 07/06/05 (c)	1,680,994
3,735,542	Laguna Corp., 3.10%, 07/05/05 (c) (d)	3,724,320
6,910,753	Lakeside Funding LLC, 3.22%, 07/08/05 (d)	6,910,753
1,494,217	Leafs LLC, 3.26%, 01/20/06 (c)	1,494,217
5,042,982	Leafs LLC, 3.26%, 04/20/06 (c)	5,042,982
1,867,771	Liquid Funding Ltd., 3.19%, 12/12/05 (c) (d)	1,867,619
5,603,313	MBNA Corp., 3.17%, 07/28/05 (c) (d)	5,568,502
2,241,325	Morgan Stanley, 3.51%, 09/02/05	2,241,325
1,867,771	Morgan Stanley, 3.51%, 09/07/05	1,867,771
933,886	Morgan Stanley, 3.52%, 09/09/05	933,886
4,669,428	RAMS Funding LLC, 3.23%, 07/14/05 (c) (d)	4,656,898
5,603,313	Thornburg Mortgage Capital LLC, 3.09%, 07/01/05 (c) (d)	5,589,411
1,680,994	Thornburg Mortgage Capital LLC, 3.13%, 07/06/05 (c) (d)	1,676,623

	Total Commercial Paper (Cost $61,368,548)	61,368,548

	CORPORATE BONDS AND NOTES — 1.87%
1,867,771	Bayerische Landesbank, 3.32%, 11/23/05	1,867,771
3,735,542	Liquid Funding Ltd., 3.20%, 05/15/06 (c) (d)	3,735,168
2,241,325	Metlife Global, 3.39%, 04/28/08	2,241,325
1,680,994	Northlake, 3.44%, 09/06/05 (c)	1,680,994

	Total Corporate Bonds and Notes (Cost $9,525,258)	9,525,258

	CORPORATE PAYDOWN SECURITY — 1.00%
1,867,771	Duke Funding, 5.06%, 04/08/06 (c)	1,867,771
1,609,463	REMAC, 1.87%, 03/12/2025 (c)	1,609,463
1,609,463	REMAC, 2.16%, 03/12/2025 (c)	1,609,463

	Total Corporate Paydown Security (Cost $5,086,697)	5,086,697

Shares
	MUTUAL FUND — 0.00%
155	Merrill Lynch Premier Institutional Fund	155

	Total Mutual Fund (Cost $155)	155

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2005

Principal		Market
Amount		Value
	REPURCHASE AGREEMENTS — 14.19%
$9,338,855	Citibank Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	$9,338,855
1,867,771	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,867,771
1,867,771	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,867,771
3,735,542	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	3,735,542
3,175,211	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	3,175,211
747,109	CS First Boston Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	747,109
13,074,397	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	13,074,397
1,867,771	CS First Boston Repurchase Agreement, 03.43%, 7/01/05 (Collateralized by Collateralized Mortgage Obligations)	1,867,771
9,525,632	Lehman Brothers Repurchase Agreement, 03.56%, 7/01/05 (Collateralized by Corporate Bonds)	9,525,632
18,677,711	Merrill Lynch Repurchase Agreement, 03.49%, 7/01/05 (Collateralized by Corporate Bonds)	18,677,711
2,241,325	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	2,241,325
5,976,867	Morgan Stanley Repurchase Agreement, 03.50%, 7/01/05 (Collateralized by Freddie Mac Collateralized Mortgage Obligations)	5,976,867

	Total Repurchase Agreements (Cost $72,095,962)	72,095,962

	Total Investments Purchased as Securities Lending Collateral (Cost $159,282,257)	159,282,257

	Total Investments—145.25% (Cost $734,217,359)	737,962,493

	Liabilities in Excess of Other Assets — (45.25)%	(229,914,691)

	Total Net Assets — 100.00%	$508,047,802

Percentages are stated as a percent of net assets.
(a)	Non income producing.

(b)	All or a portion of this security is on loan.

(c)	Restricted under Rule 144a of the Securities Act of 1933.

(d)	Variable rate security. The rate shown is the rate in effect on June 30, 2005.

(e)	The Fund holds option(s) on this security.

(f)	Assigned as collateral for certain futures contracts.
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN
June 30, 2005

		Market
Contracts		Value
	CALL OPTIONS
	FNMA
180	Expiration: July, 2005, Exercise Price: $101.41	$1,125
	U.S. Treasury Note Future
104	Expiration: August, 2005, Exercise Price: $112.00	193,375
127	Expiration: August, 2005, Exercise Price: $114.00	83,344
58	Expiration: August, 2005, Exercise Price: $115.00	19,031

		296,875

	PUT OPTIONS
	U.S. Treasury Note Future
58	Expiration: August, 2005, Exercise Price: $110.00	5,437

	Total Options Written (Premiums received $146,907)	$302,312

See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
June 30, 2005

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to	Currency to	Currency to	Appreciation
expiration date	be received	be received	be delivered	be delivered	(Depreciation)
8/10/2005	Australian Dollars	1,419,024	U.S. Dollars	1,098,041	$20,884
7/20/2005	British Pounds	115,996	U.S. Dollars	212,794	5,080
8/10/2005	Canadian Dollars	1,093,926	U.S. Dollars	883,624	(10,447)
8/10/2005	Euros	6,428,824	U.S. Dollars	8,367,436	572,398
7/29/2005	Euros	658,364	U.S. Dollars	796,729	(1,151)
7/15/2005	Mexican Pesos	31,368,052	U.S. Dollars	2,829,596	(81,653)
9/8/2005	Poland Zlotys	10,765,300	U.S. Dollars	3,198,342	(18,827)

					$486,284

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
June 30, 2005

	Number of
	Contracts			Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Eurodollar 90 Day Futures	445	42,787	Sep-05	(256,329)
Eurodollar 90 Day Futures	172	16,517	Dec-05	(31,145)
Eurodollar 90 Day Futures	30	2,880	Mar-06	5,152
Eurodollar 90 Day Futures	(10)	(960)	Jun-06	(2,159)
Eurodollar 90 Day Futures	(180)	(17,276)	Sep-06	(67,763)
Eurodollar 90 Day Futures	(116)	(11,131)	Dec-06	(38,451)
Euro Bund 10 year Futures	108	16,143	Sep-05	105,615
Fed Fund 30 Day Futures	81	7,836	Jul-05	(3,651)
U.S. Treasury 2 year Note Futures	48	4,984	Sep-05	(5,780)
U.S. Treasury 5 year Note Futures	49	5,336	Sep-05	(12,232)
U.S. Treasury 10 year Note Futures	115	12,981	Sep-05	223,662
U.S. Treasury 10 year Note Futures (a)	(80)	(9,078)	Sep-05	(94,830)
U.S. Treasury Long Bond Futures	(22)	(2,612)	Sep-05	(76,644)

				(254,555)

(a) The Fund holds option(s) on this security.
See notes to financial statements.

AssetMark Core Plus Fixed Income Fund
SCHEDULE OF SWAP CONTRACTS
June 30, 2005

		Unrealized
	Notional Amount	Appreciation/(Depreciation)
Bear Stearns Co. Note, 7.625%, 12/07/2009 Credit Default Swap	(400,000)	2,246
Bear Stearns Co. Note, 7.625%, 12/07/2009 Credit Default Swap	(340,000)	35
DJ CDX, 3/20/2010 Credit Default Swap	630,000	(4,372)
DJ CDX, 3/20/2010 Credit Default Swap	3,840,000	(27,074)
DJ CDX, 3/20/2010 Credit Default Swap	3,400,000	(8,495)
DJ CDX, 6/20/2010 Credit Default Swap	5,500,000	(31,934)
Countrywide Financial Convertible Bond, 0.00%, 2/582031 Credit Default Swap	(400,000)	2,027
Citigroup Inc. Note, 6.50%, 1/18/2011 Credit Default Swap	(400,000)	613
Citigroup Inc. Note, 6.50%, 1/18/2011 Credit Default Swap	(340,000)	5,526
Credit Suisse First Boston Note, 6.50%, 1/15/2012 Credit Default Swap	(340,000)	1,647
Goldman Sachs Group, Inc. Note, 6.60%, 1/15/2012 Credit Default Swap	(400,000)	2,909
Goldman Sachs Group, Inc. Note, 6.60%, 1/15/2012 Credit Default Swap	(340,000)	593
JP Morgan Chase & Co., 3.50%, 3/15/2009 Credit Default Swap	(400,000)	2,948
JP Morgan Chase & Co., 3.50%, 3/15/2009 Credit Default Swap	(340,000)	338
Merrill Lynch & Co. Note, 6.00%, 2/17/2009 Credit Default Swap	(400,000)	2,011
Merrill Lynch & Co. Note, 6.00%, 2/17/2009 Credit Default Swap	(340,000)	338
Morgan Stanley Dean Witter Note, 6.60%, 4/1/2012 Credit Default Swap	(400,000)	2,945
Morgan Stanley Dean Witter Note, 6.60%, 4/1/2012 Credit Default Swap	(340,000)	609
Solomon Smith Barney Corp. Note, 5.125%, 8/27/2012 Credit Default Swap	(340,000)	1,169
Wachovia Corp. Note, 3.50%, 8/15/2008 Credit Default Swap	(400,000)	880
Wachovia Corp. Note, 3.50%, 8/15/2008 Credit Default Swap	(340,000)	388
Washington Mutual Inc. Senior Note, 4.375%, 1/15/2008 Credit Default Swap	(400,000)	5,987
Wells Fargo Co. Note, 3.50%, 4/4/2008 Credit Default Swap	(400,000)	210
Wells Fargo Co. Note, 3.98%, 10/29/2010 Credit Default Swap	(340,000)	(177)

		(38,633)

See notes to financial statements.

(This Page Intentionally Left Blank.)

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2005

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
ASSETS:
Investments, at value (cost $738,564,897, $735,240,583, $187,390,006 and $159,121,843 respectively) [1]	$796,045,721	$785,810,020	$200,269,405	$175,325,921
Cash	—	—	—	6,236
Receivable for investment securities sold	—	—	6,280,044	488,467
Income receivable	328,400	900,930	22,146	323,222
Receivable for fund shares sold	1,353,083	1,208,572	304,735	286,719
Other assets	142,403	162,554	69,860	64,265

Total Assets	797,869,607	788,082,076	206,946,190	176,494,830

LIABILITIES:
Collateral on securities loaned	226,343,115	216,175,516	53,298,687	44,011,005
Payable to Investment Advisor	443,800	442,608	114,220	111,980
Payable to Custodian	10,956	10,161	3,904	5,066
Payable for investment securities purchased	—	—	4,712,958	1,010,555
Payable for fund shares redeemed	187,473	201,859	117,383	141,096
Other accrued expenses	412,718	402,357	127,777	111,503

Total Liabilities	227,398,062	217,232,501	58,374,929	45,391,205

NET ASSETS	$570,471,545	$570,849,575	$148,571,261	$131,103,625

NET ASSETS CONSIST OF:
Capital stock	525,588,009	509,981,793	133,326,996	107,961,983
Unrealized appreciation on investments	57,480,824	50,569,437	12,879,399	16,204,078
Accumulated undistributed net investment income	31,439	1,867,780	—	—
Accumulated undistributed net realized gain/(loss)	(12,628,727)	8,430,565	2,364,866	6,937,564

Total Net Assets	$570,471,545	$570,849,575	$148,571,261	$131,103,625

Shares outstanding (unlimited shares of no par value authorized)	62,018,365	50,784,917	15,546,267	9,439,728
Net asset value, offering and redemption price per share	$9.20	$11.24	$9.56	$13.89

[1] Includes loaned securities with a market value of	$217,347,913	$204,106,763	$51,192,814	$42,104,343

See notes to financial statements.

AssetMark Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
June 30, 2005

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $507,458,193, $82,529,850, $152,904,172 and $624,717,359, respectively) [1]	$543,182,312	$103,520,785	$154,950,837	$628,462,493
Repurchase agreements (cost $0, $0, $0 and $109,500,000, respectively)	—	—	—	109,500,000
Foreign currencies (cost $0, $0, $0 and $511,885, respectively)	—	—	—	511,583
Variation margin on futures	—	—	—	21,924
Appreciation of forward foreign currency contracts	—	—	—	598,362
Appreciation of swap contracts	—	—	—	33,419
Cash	294,327	3,902	—	50,880,114
Cash held at broker for futures contracts	—	—	—	587,875
Receivable for investment securities sold	2,361,274	65,037	—	46,249,023
Income receivable	1,175,053	377,660	2,132,745	3,711,993
Receivable for fund shares sold	1,096,449	147,462	695,378	2,646,172
Other assets	133,706	63,874	53,569	137,141

Total Assets	548,243,121	104,178,720	157,832,529	843,340,099

LIABILITIES:
Options written at value (Premium received $0, $0, $0 and $146,907, respectively)	—	—	—	302,312
Collateral on securities loaned	125,283,505	28,399,192	—	159,282,257
Depreciation of forward foreign currency contracts	—	—	—	112,078
Depreciation of swap contracts	—	—	—	72,052
Payable to Investment Advisor	318,390	58,381	87,651	307,905
Payable to Custodian	6,597	2,213	3,924	16,225
Payable for investment securities purchased	9,227,672	558,735	—	174,573,529
Payable for fund shares redeemed	124,517	38,550	43,938	174,825
Other accrued expenses	296,869	77,771	152,163	397,289
Payable for open swap contracts	—	—	—	53,825

Total Liabilities	135,257,550	29,134,842	287,676	335,292,297

NET ASSETS	$412,985,571	$75,043,878	$157,544,853	$508,047,802

NET ASSETS CONSIST OF:
Capital stock	354,205,480	47,207,626	155,696,037	499,677,927
Unrealized appreciation/(depreciation) on:
Investments	35,724,119	20,990,935	2,046,665	3,745,134
Written options	—	—	—	(155,405)
Foreign currencies	—	—	—	(13,145)
Futures contracts	—	—	—	(254,555)
Swap contracts	—	—	—	(38,633)
Forward currency exchange contracts	—	—	—	486,284
Accumulated undistributed net investment income	2,496,575	—	24,054	30,874
Accumulated undistributed net realized gain/(loss)	20,559,397	6,845,317	(221,903)	4,569,321

Total Net Assets	$412,985,571	$75,043,878	$157,544,853	$508,047,802

Shares outstanding (unlimited shares of no par value authorized)	35,028,541	4,335,809	14,311,509	47,357,490
Net asset value, offering and redemption price per share	$11.79	$17.31	$11.01	$10.73

[1] Includes loaned securities with a market value of	$120,378,802	$27,636,735	$—	$156,234,540

See notes to financial statements.

(This Page Intentionally Left Blank.)

AssetMark Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2005

	Large Cap	Large Cap	Small/Mid Cap	Small/Mid Cap
	Growth Fund	Value Fund	Growth Fund	Value Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $0, $240 and $33,017, respectively)	$3,969,402	$8,760,275	$656,696	$1,423,485
Interest income	273,577	434,837	116,418	159,609

Total investment income	4,242,979	9,195,112	773,114	1,583,094

EXPENSES:
Investment advisory fees	4,117,471	4,263,459	1,072,069	1,224,073
Distribution (12b-1) fees	1,085,002	1,121,963	282,123	306,018
Federal and state registration fees	99,904	97,057	38,596	35,162
Custody fees	53,869	53,580	23,876	34,690
Audit fees	30,214	32,717	22,038	24,465
Shareholder servicing fees	152,546	157,814	39,302	43,154
Fund accounting fees	69,678	70,881	34,607	37,008
Administration fees	189,359	194,660	57,320	61,830
Transfer agent fees and expenses	24,881	24,672	15,300	15,521
Reports to shareholders	22,264	21,773	10,807	10,205
Trustees’ fees and expenses	29,758	28,381	7,076	5,924
Legal fees	99,766	94,534	23,015	19,264
Insurance fees	14,583	14,590	4,186	4,863

Total expenses before fee waivers and/or expense reimbursements	5,989,295	6,176,081	1,630,315	1,822,177

Less securities lending credit (See Note 6)	(83,359)	(252,893)	(45,279)	(23,785)
Expenses recaptured by the Advisor (See Note 3)	34,371	20,347	106,412	147,884

Net expenses	5,940,307	5,943,535	1,691,448	1,946,276

Net investment income/(loss)	(1,697,328)	3,251,577	(918,334)	(363,182)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments	(3,042,212)	11,347,262	4,068,012	9,054,428
Net change in unrealized appreciation on investments	11,378,549	15,353,402	115,208	3,701,966

Net realized and unrealized gains	8,336,337	26,700,664	4,183,220	12,756,394

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,639,009	$29,952,241	$3,264,886	$12,393,212

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2005

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $1,184,324, $1,709, $0 and $0, respectively)	$8,269,574	$4,420,752	$—	$1,878,045
Interest income	304,410	53,484	3,516,291	12,303,052

Total investment income	8,573,984	4,474,236	3,516,291	14,181,097

EXPENSES:
Investment advisory fees	3,408,166	853,921	872,106	2,834,958
Distribution (12b-1) fees	896,886	224,716	272,533	944,986
Federal and state registration fees	68,241	29,074	40,377	86,532
Custody fees	43,643	16,964	14,005	88,219
Audit fees	25,532	23,624	23,840	24,419
Shareholder servicing fees	127,777	29,667	54,507	135,421
Fund accounting fees	84,932	33,500	57,595	114,349
Administration fees	164,058	45,502	55,123	170,462
Transfer agent fees and expenses	22,304	14,322	15,137	23,179
Reports to shareholders	16,484	13,336	5,378	26,909
Trustees’ fees and expenses	19,239	3,502	7,607	24,641
Legal fees	65,730	12,694	25,661	84,670
Insurance fees	11,861	3,488	3,486	12,535

Total expenses before fee waivers and/or expense reimbursements	4,954,853	1,304,310	1,447,355	4,571,280

Less securities lending credit (Note 6)	(175,368)	(14,876)	—	(139,201)
Expenses recaptured/(reimbursed and/or waived) by the Advisor (Note 3)	—	49,874	(41,084)	113,989

Net expenses	4,779,485	1,339,308	1,406,271	4,546,068

Net investment income	3,794,499	3,134,928	2,110,020	9,635,029

See notes to financial statements.

AssetMark Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended June 30, 2005

	International	Real Estate	Tax-Exempt	Core Plus
	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	$24,407,090	$8,401,087	$(151,193)	4,567,239
Written options	—	—	—	680,619
Foreign currencies	—	—	—	306,009
Futures contracts	—	—	—	365,977
Swap contracts	—	—	—	105,340
Short positions	—	—	—	(22,266)
Investment companies	—	—	—	2,001,884
Forward currency contracts	—	—	—	(1,433,825)

Total	24,407,090	8,401,087	(151,193)	6,570,977
Net change in unrealized appreciation/ (depreciation) on:
Investments	15,803,738	10,600,077	2,247,303	3,745,134
Written options	—	—	—	(155,405)
Foreign currencies	—	—	—	(13,145)
Futures contracts	—	—	—	(254,555)
Swap contracts	—	—	—	(38,633)
Short positions	—	—	—	—
Investment companies	—	—	—	2,930,022
Forward currency contracts	—	—	—	486,284

Total	15,803,738	10,600,077	2,247,303	6,699,702

Net realized and unrealized gains	40,210,828	19,001,164	2,096,110	13,270,679

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,005,327	$22,136,092	$4,206,130	$22,905,708

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2005	June 30, 2004	June 30, 2005	June 30, 2004
OPERATIONS:
Net investment income/(loss)	$(1,697,328)	$(1,836,122)	$3,251,577	$1,086,839
Net realized gain/(loss) on investment transactions	(3,042,212)	(1,250,086)	11,347,262	14,395,351
Change in unrealized appreciation on investments	11,378,549	39,799,924	15,353,402	29,520,823

Net increase in net assets resulting from operations	6,639,009	36,713,716	29,952,241	45,003,013

CAPITAL SHARE TRANSACTIONS:
Shares sold	318,816,577	271,232,057	320,385,166	254,502,879
Shares issued to holders in reinvestment of dividends	—	—	8,172,447	314,511
Shares redeemed	(99,436,811)	(81,856,329)	(113,645,485)	(76,934,863)

Net increase	219,379,766	189,375,728	214,912,128	177,882,527

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	(2,137,173)	(546,348)
From net realized gains	—	—	(12,064,060)	—

Total dividends and distributions	—	—	(14,201,233)	(546,348)

INCREASE IN NET ASSETS	226,018,775	226,089,444	230,663,136	222,339,192

NET ASSETS:
Beginning of year	344,452,770	118,363,326	340,186,439	117,847,247

End of year (including undistributed net investment income of $31,439, $0, $1,867,780 and $753,376, respectively)	$570,471,545	$344,452,770	$570,849,575	$340,186,439

CHANGES IN SHARES OUTSTANDING:
Shares sold	35,501,955	31,339,071	29,366,301	24,996,088
Shares issued to holders in reinvestment of dividends	—	—	718,141	30,011
Shares redeemed	(11,104,342)	(9,317,139)	(10,341,351)	(7,403,073)

Net increase	24,397,613	22,021,932	19,743,091	17,623,026

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2005	June 30, 2004	June 30, 2005	June 30, 2004
OPERATIONS:
Net investment loss	$(918,334)	$(581,352)	$(363,182)	$(268,547)
Net realized gain on investment transactions	4,068,012	1,935,333	9,054,428	3,931,147
Change in unrealized appreciation on investments	115,208	9,351,693	3,701,966	9,332,651

Net increase in net assets resulting from operations	3,264,886	10,705,674	12,393,212	12,995,251

CAPITAL SHARE TRANSACTIONS:
Shares sold	83,978,187	78,146,205	79,733,516	85,833,704
Shares issued to holders in reinvestment of dividends	—	—	2,160,322	—
Shares redeemed	(25,861,400)	(33,183,137)	(58,244,707)	(29,583,647)

Net increase	58,116,787	44,963,068	23,649,131	56,250,057

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	—	—	—
From net realized gains	—	—	(3,887,396)	—

Total dividends and distributions	—	—	(3,887,396)	—

INCREASE IN NET ASSETS	61,381,673	55,668,742	32,154,947	69,245,308

NET ASSETS:
Beginning of year	87,189,588	31,520,846	98,948,678	29,703,370

End of year (including undistributed net investment income of $0, $0, $0 and $0, respectively)	$148,571,261	$87,189,588	$131,103,625	$98,948,678

CHANGES IN SHARES OUTSTANDING:
Shares sold	9,206,311	8,721,440	6,032,856	7,137,418
Shares issued to holders in reinvestment of dividends	—	—	156,319	—
Shares redeemed	(2,851,564)	(3,655,468)	(4,402,714)	(2,415,306)

Net increase	6,354,747	5,065,972	1,786,461	4,722,112

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Equity Fund		Real Estate Securities Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2005	June 30, 2004	June 30, 2005	June 30, 2004
OPERATIONS:
Net investment income	$3,794,499	$955,853	$3,134,928	$2,254,528
Net realized gain/(loss) on investment transactions	24,407,090	12,594,399	8,401,087	(557,161)
Change in unrealized appreciation on investments	15,803,738	14,174,755	10,600,077	8,049,921

Net increase in net assets resulting from operations	44,005,327	27,725,007	22,136,092	9,747,288

CAPITAL SHARE TRANSACTIONS:
Shares sold	239,122,608	213,856,973	59,607,185	78,517,159
Shares issued to holders in reinvestment of dividends	2,533,958	333,035	2,928,904	702,853
Shares redeemed	(129,960,660)	(56,457,723)	(84,251,749)	(34,101,206)

Net increase/(decrease)	111,695,906	157,732,285	(21,715,660)	45,118,806

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,968,196)	(595,314)	(2,660,912)	(1,258,850)
From net realized gains	(2,524,840)	—	(2,511,494)	—

Total dividends and distributions	(4,493,036)	(595,314)	(5,172,406)	(1,258,850)

INCREASE/(DECREASE) IN NET ASSETS	151,208,197	184,861,978	(4,751,974)	53,607,244

NET ASSETS:
Beginning of year	261,777,374	76,915,396	79,795,852	26,188,608

End of year (including undistributed net investment income of $2,496,575, $1,044,341, $0 and $836,080, respectively)	$412,985,571	$261,777,374	$75,043,878	$79,795,852

CHANGES IN SHARES OUTSTANDING:
Shares sold	21,073,076	21,652,097	3,873,018	6,138,136
Shares issued to holders in reinvestment of dividends	210,987	32,523	180,240	54,191
Shares redeemed	(11,359,338)	(5,936,128)	(5,560,961)	(2,672,514)

Net increase/(decrease)	9,924,725	15,748,492	(1,507,703)	3,519,813

See notes to financial statements.

AssetMark Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tax-Exempt Fixed		Core Plus Fixed
	Income Fund		Income Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2005	June 30, 2004	June 30, 2005	June 30, 2004
OPERATIONS:
Net investment income	$2,110,020	$918,498	$9,635,029	$7,174,239
Net realized gain/(loss) on investment transactions	(151,193)	(70,710)	6,570,977	447,078
Change in unrealized appreciation/(depreciation) on investments	2,247,303	(1,389,303)	6,699,702	(6,995,671)

Net increase/(decrease) in net assets resulting from operations	4,206,130	(541,515)	22,905,708	625,646

CAPITAL SHARE TRANSACTIONS:
Shares sold	109,425,741	75,375,963	326,583,212	270,772,836
Shares issued to holders in reinvestment of dividends	1,080,128	417,159	6,468,013	3,908,176
Shares redeemed	(35,359,324)	(20,060,940)	(120,921,040)	(93,819,641)

Net increase	75,146,545	55,732,182	212,130,185	180,861,371

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(2,109,378)	(902,285)	(10,299,353)	(6,979,005)
From net realized gains	—	(86,926)	(1,476,782)	—

Total dividends and distributions	(2,109,378)	(989,211)	(11,776,135)	(6,979,005)

INCREASE IN NET ASSETS	77,243,297	54,201,456	223,259,758	174,508,012

NET ASSETS:
Beginning of year	80,301,556	26,100,100	284,788,044	110,280,032

End of year (including undistributed net investment income of $24,054, $23,412, $30,874 and $217,067, respectively)	$157,544,853	$80,301,556	$508,047,802	$284,788,044

CHANGES IN SHARES OUTSTANDING:
Shares sold	9,973,046	6,903,906	30,715,066	25,665,720
Shares issued to holders in reinvestment of dividends	98,510	38,239	609,214	372,060
Shares redeemed	(3,226,517)	(1,837,474)	(11,391,944)	(8,907,589)

Net increase	6,845,039	5,104,671	19,932,336	17,130,191

See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.16	$7.59	$7.28	$10.00

Income from investment operations:
Net investment loss	(0.03)	(0.04)	—	(0.04)
Net realized and unrealized gains/(losses) on investments	0.07	1.61	0.31	(2.68)

Total from investment operations	0.04	1.57	0.31	(2.72)

Less distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	—	—	—	—

Total distributions	—	—	—	—

Net asset value, end of year	$9.20	$9.16	$7.59	$7.28

Total return	0.44%	20.69%	4.26%	-27.20%

Supplemental data and ratios:
Net assets, end of year	$570,471,545	$344,452,770	$118,363,326	$49,664,714

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.39%	1.51%	1.63%	1.75%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.37%	1.49%	1.49%	1.49%

Ratio of net investment loss to average net assets
Before securities lending credit, including Recapture	-0.41%	-0.83%	-0.84%	-1.19%
After Expense Reimbursement/Recapture	-0.39%	-0.81%	-0.70%	-0.93%

Portfolio turnover rate	21.63%	24.66%	30.47%	82.84%
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.96	$8.78	$9.20	$10.00

Income from investment operations:
Net investment income	0.07	0.05	0.06	0.05
Net realized and unrealized gains/(losses) on investments	0.56	2.15	(0.43)	(0.82)

Total from investment operations	0.63	2.20	(0.37)	(0.77)

Less distributions:
Dividends from net investment income	(0.05)	(0.02)	(0.04)	(0.03)
Dividends from net realized gains	(0.30)	—	(0.01)	—

Total distributions	(0.35)	(0.02)	(0.05)	(0.03)

Net asset value, end of year	$11.24	$10.96	$8.78	$9.20

Total return	5.69%	25.12%	-3.89%	-7.76%

Supplemental data and ratios:
Net assets, end of year	$570,849,575	$340,186,439	$117,847,247	$53,317,327

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.38%	1.51%	1.61%	1.78%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.33%	1.49%	1.49%	1.49%

Ratio of net investment income/(loss) to average net assets
Before securities lending credit, including Recapture	0.67%	0.47%	0.56%	0.28%
After Expense Reimbursement/Recapture	0.72%	0.49%	0.68%	0.57%

Portfolio turnover rate	20.06%	26.27%	49.79%	94.61%
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.49	$7.64	$7.20	$10.00

Income from investment operations:
Net investment loss	(0.06)	(0.06)	—	(0.06)
Net realized and unrealized gains/(losses) on investments	0.13	1.91	0.44	(2.74)

Total from investment operations	0.07	1.85	0.44	(2.80)

Less distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	—	—	—	—

Total distributions	—	—	—	—

Net asset value, end of year	$9.56	$9.49	$7.64	$7.20

Total return	0.74%	24.21%	6.11%	-28.00%

Supplemental data and ratios:
Net assets, end of year	$148,571,261	$87,189,588	$31,520,846	$12,917,171

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.54%	1.61%	2.01%	2.30%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.50%	1.57%	1.59%	1.59%

Ratio of net investment loss to average net assets
Before securities lending credit, including Recapture	-0.85%	-0.97%	-1.78%	-2.01%
After Expense Reimbursement/Recapture	-0.81%	-0.93%	-1.36%	-1.30%

Portfolio turnover rate	99.09%	56.19%	19.02%	51.57%
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$12.93	$10.13	$10.15	$10.00

Income from investment operations:
Net investment loss	(0.04)	(0.04)	—	(0.02)
Net realized and unrealized gains/(losses) on investments	1.40	2.84	(0.02)	0.17

Total from investment operations	1.36	2.80	(0.02)	0.15

Less distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	(0.40)	—	—	—

Total distributions	(0.40)	—	—	—

Net asset value, end of year	$13.89	$12.93	$10.13	$10.15

Total return	10.56%	27.64%	-0.20%	1.50%

Supplemental data and ratios:
Net assets, end of year	$131,103,625	$98,948,678	$29,703,370	$13,311,184

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.61%	1.66%	2.20%	2.40%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.59%	1.56%	1.59%	1.59%

Ratio of net investment loss to average net assets
Before securities lending credit, including Recapture	-0.32%	-0.53%	-0.97%	-1.14%
After Expense Reimbursement/Recapture	-0.30%	-0.43%	-0.36%	-0.33%

Portfolio turnover rate	92.42%	82.83%	64.32%	84.19%
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	International Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.43	$8.22	$8.96	$10.00

Income from investment operations:
Net investment income	0.10	0.08	0.09	0.03
Net realized and unrealized gains/(losses) on investments	1.40	2.17	(0.80)	(1.07)

Total from investment operations	1.50	2.25	(0.71)	(1.04)

Less distributions:
Dividends from net investment income	(0.06)	(0.04)	(0.03)	—
Dividends from net realized gains	(0.08)	—	—	—

Total distributions	(0.14)	(0.04)	(0.03)	—

Net asset value, end of year	$11.79	$10.43	$8.22	$8.96

Total return	14.37%	27.40%	-7.92%	-10.40%

Supplemental data and ratios:
Net assets, end of year	$412,985,571	$261,777,374	$76,915,396	$57,301,398

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.38%	1.53%	1.60%	1.71%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.33%	1.47%	1.59%	1.59%

Ratio of net investment income/(loss) to average net assets
Before securities lending credit, including Recapture	1.01%	0.56%	0.97%	0.36%
After Expense Reimbursement/Recapture	1.06%	0.62%	0.99%	0.48%

Portfolio turnover rate	80.32%	60.74%	148.87%	76.83%
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Real Estate Securities Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$13.66	$11.27	$11.18	$10.00

Income from investment operations:
Net investment income	0.59	0.56	0.56	0.46
Net realized and unrealized gains/(losses) on investments	3.89	2.15	(0.06)	0.97

Total from investment operations	4.48	2.71	0.50	1.43

Less distributions:
Dividends from net investment income	(0.43)	(0.32)	(0.33)	(0.25)
Dividends from net realized gains	(0.40)	—	(0.08)	—

Total distributions	(0.83)	(0.32)	(0.41)	(0.25)

Net asset value, end of year	$17.31	$13.66	$11.27	$11.18

Total return	33.22%	24.24%	4.87%	14.60%

Supplemental data and ratios:
Net assets, end of year	$75,043,878	$79,795,852	$26,188,608	$14,186,721

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.51%	1.56%	2.02%	2.28%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income to average net assets
Before securities lending credit, including Recapture	3.47%	4.14%	4.61%	4.36%
After Expense Reimbursement/Recapture	3.49%	4.20%	5.14%	5.15%

Portfolio turnover rate	77.64%	24.30%	28.71%	68.04%
See notes to financial statements.

AssetMark Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.75	$11.05	$10.46	$10.00

Income from investment operations:
Net investment income	0.20	0.17	0.22	0.18
Net realized and unrealized gains/(losses) on investments	0.26	(0.28)	0.59	0.46

Total from investment operations	0.46	(0.11)	0.81	0.64

Less distributions:
Dividends from net investment income	(0.20)	(0.17)	(0.22)	(0.18)
Dividends from net realized gains	—	(0.02)	—	—

Total distributions	(0.20)	(0.19)	(0.22)	(0.18)

Net asset value, end of year	$11.01	$10.75	$11.05	$10.46

Total return	4.29%	-1.01%	7.78%	6.47%

Supplemental data and ratios:
Net assets, end of year	$157,544,853	$80,301,556	$26,100,100	$14,088,545

Ratio of expenses to average net assets
Before Expense Reimbursement, including Recapture	1.33%	1.41%	1.82%	2.28%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.29%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before Expense Reimbursement, including Recapture	1.90%	1.65%	1.66%	1.42%
After Expense Reimbursement/Recapture	1.94%	1.77%	2.19%	2.41%

Portfolio turnover rate	30.05%	18.90%	19.18%	11.02%
See notes to financial statements.

AssetMark Funds FINANCIAL HIGHLIGHTS

	Core Plus Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2005	June 30, 2004	June 30, 2003	June 30, 2002
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.38	$10.71	$10.15	$10.00

Income from investment operations:
Net investment income	0.25	0.36	0.48	0.45
Net realized and unrealized gains/(losses) on investments	0.41	(0.34)	0.56	0.15

Total from investment operations	0.66	0.02	1.04	0.60

Less distributions:
Dividends from net investment income	(0.27)	(0.35)	(0.48)	(0.45)
Dividends from net realized gains	(0.04)	—	—	—

Total distributions	(0.31)	(0.35)	(0.48)	(0.45)

Net asset value, end of year	$10.73	$10.38	$10.71	$10.15

Total return	6.47%	0.21%	10.47%	6.03%

Supplemental data and ratios:
Net assets, end of year	$508,047,802	$284,788,044	$110,280,032	$52,817,274

Ratio of expenses to average net assets
Before securities lending credit, including Recapture	1.24%	1.29%	1.41%	1.62%
After Expense Reimbursement/Recapture and Securities Lending Credit	1.20%	1.29%	1.29%	1.29%

Ratio of net investment income to average net assets
Before securities lending credit, including Recapture	2.51%	3.71%	4.69%	5.04%
After Expense Reimbursement/Recapture	2.55%	3.71%	4.81%	5.37%

Portfolio turnover rate	471.24%	11.82%	52.99%	39.01%
See notes to financial statements.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2005
1.	Organization

AssetMark Funds (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated January 2, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with eight non-diversified funds (the “Funds”): AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, AssetMark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on June 29, 2001.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADR’s are priced with an evaluated price, derived from the price of the ADR’s underlying foreign security.

Investments in open-end investment companies are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a fund calculates net asset value will be valued at their fair market value as determined under the Valuation Committee.

(b)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Core Plus Fixed Income Fund entered into repurchase agreements during the year ended June 30, 2005. For all funds engaged in securities lending, portions of cash collateral for securities on loan were invested in repurchase agreements at June 30, 2005.

(c)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005
(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

(f)	Expenses

Most expenses of the Trust can be directly attributed to a specific Fund. Expenses that cannot be directly attributed to a specific Fund are apportioned among all the Funds in the Trust based on relative net assets.

(g)	Security Transaction and Income Recognition Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

(h)	Distributions to Shareholders

The Funds, with the exception of the Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund, will distribute any net investment income at least annually. The Tax-Exempt Fixed Income Fund and Core Plus Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(i)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps and may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005
period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Plus Fixed Income Fund entered into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the swap.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

(j)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005
(k)	Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund.

(l)	Short Sales

Although not currently part of any of the Fund’s investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. The Funds held no short securities as of June 30, 2005.

(m)	Trustee Compensation

For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $20,000 per year ($30,000 per year effective June 1, 2005) and $2,500 per in-person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. Telephonic meeting fees are determined according to length of the meeting as follows: $1,000 for one to two hours, $1,500 for two to three hours and $2,500 for three hours or longer. The interested persons who serve as Trustees of the Trust receive no compensation for their service as Trustees.
3.	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark Investment Services, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.95%
Large Cap Value Fund	0.95%
Small/Mid Cap Growth Fund	0.95%
Small/Mid Cap Value Fund	1.00%
International Equity Fund	0.95%
Real Estate Securities Fund	0.95%
Tax-Exempt Fixed Income Fund	0.80%
Core Plus Fixed Income Fund	0.75%
The Advisor has agreed to waive, through October 31, 2006, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	1.49%
Large Cap Value Fund	1.49%
Small/Mid Cap Growth Fund	1.59%
Small/Mid Cap Value Fund	1.59%
International Equity Fund	1.59%
Real Estate Securities Fund	1.49%
Tax-Exempt Fixed Income Fund	1.29%
Core Plus Fixed Income Fund	1.29%
Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

	Year of Expiration
	6/30/06	6/30/07	6/30/08
Large Cap Growth Fund	—	—	—
Large Cap Value Fund	—	—	—
Small/Mid Cap Growth Fund	—	—	—
Small/Mid Cap Value Fund	$40,089	$32,766	—
International Equity Fund	—	—	—
Real Estate Securities Fund	90,683	29,252	—
Tax-Exempt Fixed Income Fund	103,830	59,111	$41,084
Core Plus Fixed Income Fund	—	—	—

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005
As of June 30, 2005, the Small/MidCap Value Fund and Real Estate Securities Fund are recouping waived or reimbursed expenses. As of June 30, 2005, the Large Cap Growth Fund, Large Cap Value Fund, Small/MidCap Growth Fund, International Equity Fund and Core Plus Fixed Income Fund have recouped all potential recoverable waived or reimbursed expenses. The Advisor is still waving expenses in the Tax-Exempt Fixed Income Fund to keep this fund at the expense cap.

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates the sub-advisors based on each Fund’s average daily net assets.

4.	Distribution Plan

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons who provide support services in connection with the distribution of the Funds’ shares and servicing of the Funds’ shareholders. AssetMark Capital Corporation, an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Trust has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

6.	Securities Lending

Effective July 1, 2003 the Funds entered into a securities lending arrangement with U.S. Bank, N.A. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to brokers, 65% of the net securities lending revenue shall be solely paid as credits to the Funds to be used as an offset against custody costs and other charges incurred by the Funds from the custodian, administration, fund accounting and transfer agent fees and shall not, in any event, be paid as cash to the Funds. The Custodian shall be paid a fee for administering a securities lending program for the Funds, equal to the remaining 35% of the net securities lending revenues generated under the agreement. Prior to June 1, 2004, the allocation rate was 60% for the Fund and 40% for the Custodian.

As of June 30, 2005, the values of securities loaned and collateral held were as follows:

	Market Value
	of Securities
	Loaned	Collateral
Large Cap Growth Fund	$217,347,913	$226,343,115
Large Cap Value Fund	204,106,763	216,175,516
Small/Mid Cap Growth Fund	51,192,814	53,298,687
Small/Mid Cap Value Fund	42,104,343	44,011,005
International Equity Fund	120,378,802	125,283,505
Real Estate Securities Fund	27,636,735	28,399,192
Core Plus Fixed Income Fund	156,234,540	159,282,257

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005
7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended June 30, 2005 are summarized below.

	Purchases	Sales
Large Cap Growth Fund	$308,285,777	$92,022,903
Large Cap Value Fund	291,133,370	86,113,960
Small/Mid Cap Growth Fund	163,048,417	107,549,489
Small/Mid Cap Value Fund	123,764,245	106,467,284
International Equity Fund	377,967,980	274,276,642
Real Estate Securities Fund	66,569,365	90,261,256
Tax-Exempt Fixed Income Fund	106,419,469	31,092,054
Core Plus Fixed Income Fund*	1,734,426,362	1,562,088,086

*	Included in these amounts were $39,993,700 of purchases and $39,999,575 of sales of U.S. Government Securities.
8.	Option Contracts Written

The premium amount and number of option contracts written during the year ended June 30, 2005, were as follows:

	Amount of	Number of
	Premiums	Contracts
Outstanding at 6/30/04	—	—
Options written	$1,042,275	2,124
Options expired	(80,770)	(163)
Options exercised	—	—
Options closed	(814,598)	(1,434)

Outstanding at 6/30/05	$146,907	527

9.	Other Tax Information

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to net operating losses and security transactions in real estate investment trusts. On the Statements of Assets and Liabilities, the following adjustments were made:

	Accumulated
	Net	Accumulated
	Investment	Realized
	Income	Gains or	Capital
	or Loss	Losses	Stock
Large Cap Growth Fund	$1,728,767	—	$(1,728,767)
Small/Mid Cap Growth Fund	918,334	—	(918,334)
Small/Mid Cap Value Fund	363,182	$(363,116)	(66)
International Equity Fund	(374,069)	369,844	4,225
Real Estate Securities Fund	(1,310,096)	1,310,096	—
Core Plus Fixed Income Fund	478,131	(474,220)	(3,911)
The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005

Capital losses expiring:
	6/30/10	6/30/11
Large Cap Growth Fund	$858,517	$1,841,558
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Core Plus Fixed Income Fund	—	—

	6/30/12	6/30/13
Large Cap Growth Fund	$5,919,955	$2,383,611
Large Cap Value Fund	—	—
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	—	—
Real Estate Securities Fund	—	—
Tax-Exempt Fixed Income Fund	16,163	128,240
Core Plus Fixed Income Fund	—	—
Additionally, at June 30, 2005, the Funds deferred on a tax basis post-October losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Growth Fund	—
Small/Mid Cap Value Fund	—
International Equity Fund	—
Real Estate Securities Fund	—
Tax-Exempt Fixed Income Fund	$77,500
Core Plus Fixed Income Fund	—
The tax components of distributions paid during the fiscal years ended June 30, 2005 and 2004 are as follows:

	June 30, 2005
	Ordinary		Long-Term
	Income		Capital Gains
	Distributions		Distributions
Large Cap Growth Fund	—		—
Large Cap Value Fund	$8,777,820		$5,423,413
Small/Mid Cap Growth Fund	—		—
Small/Mid Cap Value Fund	2,534,052		1,353,344
International Equity Fund	1,968,196		2,524,840
Real Estate Securities Fund	4,018,059		1,154,347
Tax-Exempt Fixed Income Fund	2,109,378	*	—
Core Plus Fixed Income Fund	10,299,353		1,476,782

*	Contains $2,109,378 of tax-exempt income.

	June 30, 2004
	Ordinary		Long-Term
	Income		Capital Gains
	Distributions		Distributions
Large Cap Growth Fund	—		—
Large Cap Value Fund	$546,348		—
Small/Mid Cap Growth Fund	—		—
Small/Mid Cap Value Fund	—		—
International Equity Fund	595,314		—
Real Estate Securities Fund	1,258,850		—
Tax-Exempt Fixed Income Fund	927,767	*	$61,398
Core Plus Fixed Income Fund	6,979,005		—

*	Contains $902,285 of tax-exempt income.

AssetMark Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2005
At June 30, 2005, the components of distributable earnings/accumulated losses on a tax basis were as follows:

	Large Cap	Large Cap	Small/Mid	Small/Mid	International	Real Estate	Tax-Exempt	Core Plus
	Growth	Value	Cap Growth	Cap Value	Equity	Securities	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$740,158,544	$735,635,107	$187,684,716	$160,908,414	$509,965,077	$82,628,151	$152,904,172	$734,811,766

Gross unrealized appreciation	79,715,028	76,117,601	16,376,529	18,522,134	46,184,256	21,671,569	2,353,552	6,396,926
Gross unrealized depreciation	(23,827,851)	(25,942,688)	(3,791,840)	(4,104,627)	(12,967,021)	(778,935)	(306,887)	(2,734,616)

Net unrealized appreciation	$55,887,177	$50,174,913	$12,584,689	$14,417,507	$33,217,235	$20,892,634	$2,046,665	$3,662,310

Undistributed tax-exempt ordinary income	$—	$—	$—	$—	$—	$—	$24,054	$—
Undistributed ordinary income	—	8,584,024	—	3,717,202	15,709,748	1,749,614	—	3,241,688
Undistributed long-term capital gain	—	2,108,845	2,659,576	5,006,933	9,853,108	5,194,104	—	1,293,014

Total distributable earnings	$—	$10,692,869	$2,659,576	$8,724,135	$25,562,856	$6,943,718$	24,054	$4,534,702

Other accumulated gains/(losses)	$(11,003,641)	$—	$—	$—	$—	$(100)	$(221,903)	$172,863

Total distributable earnings	$44,883,536	$60,867,782	$15,244,265	$23,141,642	$58,780,091	$27,836,252	$1,848,816	$8,369,875

AssetMark Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees and Shareholders of AssetMark Funds
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, schedule of options written, schedule of open futures contracts, schedule of open forward currency contracts, and schedule of swap contracts, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the funds comprising the AssetMark Large Cap Growth Fund, AssetMark Large Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities Fund, Assetmark Tax-Exempt Fixed Income Fund and AssetMark Core Plus Fixed Income Fund, (hereafter referred to as the “Funds”), at June 30, 2005, the results of each of their operations for the year then ended and, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
August 24, 2005

AssetMark Funds
ADDITIONAL INFORMATION
June 30, 2005 (Unaudited)
1.	Investment Advisory Agreement Disclosure (Unaudited)

At an in-person meeting held on May 26, 2005, the Board re-approved the Investment Advisory Agreement (the “Agreement”) for an additional year for each Fund, following the unanimous recommendation of the Fund’s independent Trustees. The information, the material factors considered, and the conclusions that formed the basis of the independent Trustees’ recommendation and the Board’s approval are set forth below. In deciding to recommend renewal, the Trustees did not identify any particular information or any single factor or conclusion that was controlling. This summary describes the most important, but not all, of the matters considered.

Materials Reviewed

In connection with their review, assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board of Trustees related to, among other things: (a) the terms and conditions of the Agreement; (b) the nature, quality and scope of the services provided by the Advisor, as well as the fees charged for such services; (c) any financial benefits enjoyed by the Advisor (in addition to fees) as a result of its position with the Funds; (d) the Advisor’s profitability in managing each Fund; (e) the Advisor’s study of economies of scale in its operations and those of the Funds and the resulting fee waiver proposal; and (f) the Advisor’s contractual agreement to subsidize the Funds’ expenses at specific levels.

The Board also reviewed and discussed the financial information presented relating to the Advisor and detailing the Advisor’s profitability with respect to its management of the Funds. The Board discussed the allocation methods used by the Advisor to allocate expenses to the Funds under its profitability analysis, and the Board considered the individual profitability to the Advisor of each of the Funds under this methodology.

In addition, during the course of the year, the Trustees received a wide variety of materials relating to the services provided by the Advisor to the Funds, including (a) reports on the Funds’ and the Sub-Advisors’ investment performance; (b) reports on the Advisor’s deliberations and consultations regarding the evaluation of Sub-Advisors; (c) monitoring of the Sub-Advisors’ portfolio security brokerage and trading practices; (d) distribution, sales, redemptions, and shareholder services; (e) monitoring of the other service providers to the Funds; (f) compliance reports; and (g) other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds.

Review Process

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda prepared by each that described the Trustees’ legal duties and obligations in considering the renewal of the Agreement. The Trustees received the Advisor’s fee waiver proposal several weeks before the in-person meeting. The independent Trustees discussed the renewal of the Agreement in communications prior to the meeting and, during the course of the meeting, in several private sessions with independent counsel, at which no representatives of the Advisor were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decisions to renew the Agreement both for the Funds as a whole and for each Fund. In doing so, they considered that the Funds are designed to be both separate investments and an integrated set of investment options, and as such, integral parts of the Advisor’s asset allocation investment programs. Accordingly, these factors and conclusions are described below as they applied to both the Funds as a whole and, where appropriate, as they applied to particular Funds.

Nature, Extent, and Quality of Services. The Trustees considered the Advisor’s process for managing the Funds’ Sub-Advisors, including (a) the Advisor’s ability to work with a third-party investment consultant; (b) the Advisor’s ability to select and monitor the Sub-Advisors of the various Funds; and (c) the Advisor’s ability and willingness to identify instances where there may be a need to replace a Sub-Advisor, and to swiftly effect any changes. The Trustees also considered: (d) the experience, capability and integrity of the Advisor’s management and other personnel; (e) the financial position of the Advisor; (f) the quality and commitment of the Advisor’s regulatory and legal compliance

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
June 30, 2005 (Unaudited)
policies, procedures and systems; (g) the nature, extent and quality of administrative and shareholder services provided by the Advisor to the Funds; and (h) the Advisor’s supervision of the Funds’ third-party service providers. The Trustees concluded that the nature, extent, and quality of the services provided by the Advisor to each Fund has benefited and will continue to benefit each Fund and its shareholders.

Investment Performance. The Trustees considered whether the Funds operated within their investment objectives and styles and considered the Funds’ records of compliance with their investment restrictions. The Trustees also considered the Funds’ investment performance relative to benchmark indices. The Trustees considered that the Large Cap Growth Fund, the Large Cap Value Fund, the International Equity Fund, and the Core Plus Fixed Income Fund have performed particularly well. They considered the recent challenges faced by the Small/Mid Cap Growth Fund, the Small/Mid Cap Value Fund, the Real Estate Securities Fund, and the Tax-Exempt Fixed Income Fund resulting from the interaction of their investment objectives and styles with current market conditions. The Trustees also considered the quality of Advisor’s efforts to monitor and address these challenges. The Trustees concluded that the Advisor’s performance records in managing each of the Funds indicates that its continued management will benefit each Fund and its shareholders.

Advisory Fees and Total Expenses. The Trustees compared the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider. The Trustees observed that the Funds’ total expenses were approximately equal to those of the group’s average, with the exception of the Tax Exempt Fixed Income Fund. The Trustees considered the expense limitation arrangement under which the Advisor had subsidized the Funds’ expenses since inception, as well as the Advisor’s other efforts to reduce overall Fund expenses, and the Trustees considered the Advisor’s offer to waive a portion of its advisory fee so as to pass on to shareholders a portion of the economies resulting from Sub-Advisors’ fee breakpoints. The Trustees considered each of these Factors in light of the benefits to the Funds of being offered through financial professionals using the Advisor’s various investment programs. The Trustees concluded that the level of the fees charged by the Advisor to each Fund, as adjusted by the fee waiver, will benefit each Fund and its shareholders.

Advisor Costs, Level of Profits, and Economies of Scale. The Trustees reviewed information regarding the Advisor’s costs of providing services to each Fund and the Funds as a whole and the resulting level of profits to the Advisor. The Trustees considered that the profits would be lower because of the Advisor’s fee waiver. The Trustees also considered the Advisor’s need to invest in infrastructure, technology, and staff to offer new features and services, to accommodate changing regulatory requirements, and to attract and retain quality personnel. The Trustees considered that the Advisor’s fee structure, after the waiver is implemented, will share with investors economies of scale in the cost of managing each Fund. The Trustees concluded that the Advisor’s cost structure was reasonable and that the Advisor would be sharing economies of scale with each Fund and its shareholders, to their benefit.

Ancillary Benefits. The Trustees considered other benefits received by the Advisor as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of the Advisor’s asset allocation investment programs and the related marketing rebates received by the Advisor.

Conclusions

Based on their evaluation of the relevant factors, the Board and the independent Trustees concluded that each of the factors above favored renewal of the Agreement. The Board and the independent Trustees also concluded that each Fund’s advisory fee is reasonable; that each Fund and its shareholders have received reasonable value in return for those fees; and that renewal of the Agreement is in the best interests of each Fund and its shareholders.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
June 30, 2005 (Unaudited)
The Sub-Advisory Agreements

At an in-person meeting held on May 26, 2005, the Board re-approved each of the Sub-Advisory Agreements for an additional year for each Fund, following the unanimous recommendation of the Fund’s independent Trustees. The information, the material factors considered, and the conclusions that formed the basis of the independent Trustees’ recommendation and the Board’s approval are set forth below. In deciding to recommend renewal of the Sub-Advisory Agreements, the Trustees did not identify any particular information or any single factor or conclusion that was controlling. This summary describes the most important, but not all, of the matters considered.

Materials Reviewed

In connection with their review, assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review. The materials provided to the Board of Trustees related to, among other things: (a) the terms and conditions of each Sub-Advisory Agreement; (b) the nature, quality and scope of the services provided by each Sub-Advisor, as well as the fees charged for such services; (c) investment performance information compared to industry peer groups as well as other Sub-Advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding the Sub-Advisor’s personnel, operations, financial position and business operations; (f) information regarding the Sub-Advisor’s brokerage and compliance practices; and (g) information regarding the Sub-Advisor’s interactions with the Advisor regarding the management of the relevant Fund.

In addition, during the course of the year, the Trustees received information relating to, among other things: (a) the quantitative performance of each of the Sub-Advisors; (b) the Advisor’s evaluation, in accordance with its role as a “manager of managers,” of the nature and quality of the services provided by each Sub-Advisor; (c) the Advisor’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each Sub-Advisor, such as receipt of research from brokers, that might be a result of their position with the Funds. The Trustees considered and evaluated this information for purposes of determining whether to re-approve the Sub-Advisory Agreements.

Review Process

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda prepared by each that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements. The independent Trustees discussed the renewal of the Sub-Advisory Agreements in communications prior to the meeting and, during the course of the meeting, in several private sessions with independent counsel, at which no representatives of the Advisor or the Sub-Advisors were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decisions to renew the Sub-Advisory Agreements. In so doing, the Trustees considered the Advisor’s active role as a “manager of managers,” which includes, among other items, monitoring and evaluating the performance of the Sub-Advisors, recommending that Sub-Advisors not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and conclusions are set forth below.

Nature, Extent, and Quality of Services. The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience, capability and integrity of the Sub-Advisors’ management and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; and (d) the Sub-Advisor’s brokerage practices. The Trustees concluded that the nature, extent, and quality of the services provided by each Sub-Advisor has benefited and will continue to benefit the relevant Fund and its shareholders.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
June 30, 2005 (Unaudited)
Investment Performance. The Trustees considered whether each Sub-Advisor operated within its Fund’s investment objective and style and considered their records of compliance with their investment restrictions. The Trustees also considered the Sub-Advisors’ investment performance relative to benchmark indices. The Trustees concluded that each Sub- Advisor’s performance records in managing its relevant Fund indicates that its continued management will benefit the Fund and its shareholders.

Sub-Advisory Fees and Economies of Scale. The Trustees considered each Sub-Advisor’s fee schedule for providing services to its relevant Fund. The Trustees also considered individual reports prepared for each Sub-Advisor containing comparative information regarding fees. The Trustees considered that breakpoints in certain of the Sub-Advisory Agreement fee schedules represented potential economies of scale that could be shared with Fund shareholders.

Ancillary Benefits. The Trustees considered other benefits received by the Sub-Advisor that might be a result of its relationship with the Funds, including the receipt of research from brokers.

Conclusions

Based on their evaluation of the relevant factors, the Board and the independent Trustees concluded that each of the factors above favored renewal of each Sub-Advisory Agreement. The Board and the independent Trustees also concluded that each Sub-Advisory fee is reasonable; that each Fund and its shareholders have received reasonable value in return for those fees; and that renewal of the Agreement is in the best interests of each Fund and its shareholders.

2.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Value Fund, Small/Mid Cap Value Fund and Core Plus Fixed Income Fund designates 53 percent, 22 percent and 1 percent, respectively, of dividends declared during the fiscal year ended June 30, 2005 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Value Fund, Small/Mid Cap Value Fund, International Equity Fund, Real Estate Securities Fund and Core Plus Fixed Income Fund designates 58 percent, 24 percent, 77 percent, 3 percent and 1 percent, respectively, of dividends declared from net investment income during the fiscal year ended June 30, 2005 as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
June 30, 2005 (Unaudited)
3.	Foreign Tax Credit (Unaudited)

For the year ended June 30, 2005, the International Equity Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Austria	$410,602	$119,229
Australia	324,687	1,546
Belgium	352,032	88,008
Brazil	262,031	9,850
Canada	76,258	11,446
China	48,426	0
Finland	41,243	6,221
France	1,484,103	214,450
Germany	986,822	202,585
Greece	138,959	0
Hong Kong	742,685	79,544
India	119,959	0
Indonesia	1,874	287
Ireland	2,732	0
Israel	24,376	4,493
Italy	401,183	104,443
Japan	796,038	76,057
Liberia	55,484	0
Mexico	97,524	0
Netherlands	121,578	30,352
Peru	8,270	339
Russia	33,948	5,009
Singapore	35,668	0
South Africa	82,907	1,652
South Korea	4,072	672
Spain	195,196	29,279
Sweden	719,263	99,391
Switzerland	270,493	42,613
Taiwan	66,189	1,217
Thailand	114,338	23,273
United Kingdom	1,398,240	0
USA	4,351	0

Total	$9,421,532	$1,151,957

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
June 30, 2005 (Unaudited)
4. Disclosure Regarding Fund Trustees and Officers (Unaudited)

				# of
				Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Independent Trustees

R. Thomas DeBerry, 63	Trustee	Indefinite Term	President, DeBerry Consulting (a	8	None
c/o AssetMark		since January	a securities consulting firm) (1988-present);
Investment Services, Inc.		2001.	Director, Investment Manager Services
2300 Contra Costa			Division of Resources Trust Company
Boulevard, Suite 425			(1998-2000).
Pleasant Hill, CA 94523

William J. Klipp, 49	Trustee	Indefinite Term	Retired; President and Chief Operating	8	Trustee of
c/o AssetMark		since January	Officer, Charles Schwab Investment		Adelante
Investment Services, Inc.		2001.	Management, Inc. and Executive Vice		Capital
2300 Contra Costa			President, Schwab Funds (1993-1999).		Management,
Boulevard, Suite 425					LLC
Pleasant Hill, CA 94523					(2000-present).

Leonard H. Rossen, 73	Trustee	Indefinite Term	President, Len Rossen Consulting (a legal	8	None
c/o AssetMark		since January	consulting firm) (1999-present); Corporate
Investment Services, Inc.		2001.	Counsel, Franklin Templeton Mutual Funds
2300 Contra Costa			and Distributors, Inc. (1996-1999).
Boulevard, Suite 425
Pleasant Hill, CA 94523

Interested Trustees

Ronald Cordes*, 46	President,	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment	Chairperson,	since January	(1994-present).
2300 Contra Costa	Trustee	2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

Richard Steiny*, 48	Trustee	Indefinite Term	Principal, AssetMark Investment Services, Inc.	8	None
AssetMark Investment		since January	(1994-present).
2300 Contra Costa		2001.
Boulevard, Suite 425
Pleasant Hill, CA 94523

AssetMark Funds
ADDITIONAL INFORMATION (Continued)
June 30, 2005 (Unaudited)

# of
Portfolios
				in Fund	Other
	Position(s)	Term of Office		Complex	Director/
Name, Age	Held with	and Length of	Principal	Overseen	Trustee
and Address	the Trust	Time Served	Occupation During Past Five Years	by Trustee	Positions
Officers

John Whittaker, 36	Vice President	1-Year Term	Senior Vice President and Chief Operating	N/A	N/A
AssetMark		since January	Officer, AssetMark Investment
Investment Services, Inc.		2001	Services, 2000 to present; Director
2300 Contra Costa			of Operations, AssetMark Investment
Boulevard, Suite 425			Services, Inc., 1997 to 2000.
Pleasant Hill, CA 94523

Carrie E. Hansen, 35	Treasurer	1-Year Term	Vice President, CFO/Chief Compliance	N/A	N/A
AssetMark	and Chief	since January	Officer, AssetMark Investment Services,
Investment Services, Inc.	Compliance	2001	Inc., October 2004 to present; CFO/Director
2300 Contra Costa	Officer		of Operations, AssetMark Investment Services,
Boulevard, Suite 425			Inc., February 2004 to October 2004. Director
Pleasant Hill, CA 94523			of Operations, AssetMark Investment Services,
Inc., 2000 to February 2004; Director of
Operations, Barclays Global Investors, Japan,
1998 to 2000.

Teresa Escano, 44	Secretary	1-Year Term	Director of Advisor Services Group,	N/A	N/A
AssetMark		since January	AssetMark Investment Services, Inc.,
Investment Services, Inc.		2001	2000 to present; Manager of Advisor
2300 Contra Costa			Services Group, 1997 to 2000.
Boulevard, Suite 425
Pleasant Hill, CA 94523
The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

*	Ronald Cordes and Richard Steiny are considered “interested persons” of the Funds as defined in the 1940 Act due to their relationship with the Advisor.

5.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

6.	Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

(This Page Intentionally Left Blank.)

AssetMark Large Cap Growth Fund
AssetMark Large Cap Value Fund
AssetMark Small/Mid Cap Growth Fund
AssetMark Small/Mid Cap Value Fund
AssetMark International Equity Fund
AssetMark Real Estate Securities Fund
AssetMark Tax-Exempt Fixed Income Fund
AssetMark Core Plus Fixed Income Fund
Investment Advisor
AssetMark Investment Services, Inc.
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Independent Registered Public Accounting Firm
PricewaterhouseCoopers, LLP
Three Embarcadero Center
San Francisco, CA 94111
Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Distributor	Annual Report
AssetMark Capital Corporation	June 30, 2005
2300 Contra Costa Blvd., Suite 425
Pleasant Hill, CA 94523

ITEM 2.	CODE OF ETHICS
During the semi-annual period ended December 31, 2004, the Board of Trustees approved a new code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer and is designed to promote honest and ethical conduct; full, fair, timely and accurate disclosure in documents filed with the Securities and Exchange Commission; and compliance with applicable laws and regulations. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code since the Board’s adoption of the new Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
The Registrant’s Board of Trustees has determined that the registrant does not currently have a member serving on its audit committee that meets the definition of an “audit committee financial expert” as defined in instruction 2(b) of Item 3 of Form N-CSR. The Trustees reviewed the attributes, education and experience of each member of the registrant’s audit committee, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s audit committee, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including those regarding the financial statements of the registrant. In addition, the members of the audit committee determined that the committee has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts, and they will seek such additional expert assistance as they determine it necessary. The Trustees also determined that each member of the Registrant’s audit committee is “independent” as defined in the instructions to this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
The Registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit services and tax services by the principal accountant.

	FYE 6/30/2005	FYE 6/30/2004

Audit Fees	$160,000	$152,440
Audit-Related Fees	—	—
Tax Fees	$35,280	$32,000
All Other Fees	—	—

The audit committee has adopted an Audit Committee Charter that provides that the audit committee shall approve, prior to appointment, the engagement of the auditor to provide audit services to the Registrant and non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (not sub-advisor) and any entity controlling, controlled by or under common control with the investment adviser for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2005	FYE 6/30/2004

Registrant	$35,280	$32,000
Registrant’s Investment Adviser	—	$14,000

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
None.

ITEM 11.	CONTROLS AND PROCEDURES
(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the

Registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing an exhibit. Form filed herewith.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes

Ronald D. Cordes, President

Date:	September 7, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	AssetMark Funds

By:	/s/ Ronald D. Cordes

Ronald D. Cordes
President (Principal Executive Officer)
AssetMark Funds

Date:	September 7, 2005

Registrant:	AssetMark Funds

By:	/s/ Carrie E. Hansen

Carrie E. Hansen
Treasurer (Principal Financial Officer)
AssetMark Funds

Date:	September 7, 2005